                                            PURSUANT TO RULE NO. 497(b)
                                           REGISTRATION NO'S. 333-44076
                                                              333-37424
                                                              333-40900
                                                              333-35010
                                                              333-40896

                                            TAX EXEMPT SECURITIES TRUST
  --------------------------------------------------------------------
                                                     National Trust 245
                                                   California Trust 177
                                                     Maryland Trust 113
                                                   New Jersey Trust 145
                                                     New York Trust 182

                             Unit Investment Trusts


                           The Tax Exempt Securities Trust is sponsored by SalomonSmithBarney Salomon Smith Barney Inc. and consists of five
     --------------------- separate unit investment trusts: National Trust
     A member of citigroup 245, California Trust 177, Maryland Trust 113, New
                    [LOGO] Jersey Trust 145 and New York Trust 182. Each trust contains a fixed portfolio of long term municipal bonds. The interest income of these bonds is generally exempt from Federal income tax and, for state designated trusts, state and local income tax in the state for which the trust is named.

This Prospectus contains three parts. Part A contains the Summary of Essential Information including summary material relating to the trusts, the Portfolios and the Statements of Financial Condition. Part B contains more detailed information about the Tax Exempt Securities Trust and Part C contains specific information about the state designated trusts. Part A may not be distributed unless accompanied by Parts B and C.

Read and retain this Prospectus for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated August 29, 2000

TAX EXEMPT SECURITIES TRUST
INVESTMENT SUMMARY AS OF AUGUST 28, 2000
Use this Investment Summary to help you decide whether the portfolios comprising the Tax Exempt Securities Trust are right for you. More detailed information can be found later in this prospectus.

Investment Objective

Each of the trusts seeks to pay investors monthly distributions of tax exempt interest income while conserving their capital. The Sponsor has selected a fixed portfolio of municipal bonds intended to achieve these goals.

Investment Strategy

All of the bonds in each of the trusts are rated A or better by Standard & Poor's, Moody's or Fitch. State designated trusts primarily contain bonds issued by the state for which the trust is named or counties, municipalities, authorities or political subdivisions of that state.

Taxes

Interest on all of the bonds in each of the trusts is generally exempt from regular Federal income tax. Interest on all of the bonds in each state trust is generally exempt from certain state and local personal income taxes of the state for which the trust is named. Each of the bonds in the trusts received an opinion from bond counsel rendered on the date of issuance confirming its tax exempt status.

Risk Factors

Holders can lose money by investing in these trusts. The value of the units and the bonds held in the portfolio can each decline in value. An investment in units of a trust should be made with an understanding of the following risks:

  . Municipal bonds are long-term fixed rate debt obligations that decline in value with increases in interest rates, an issuer's worsening financial condition or a drop in bond ratings.

  . The effective maturity of a long term bond may be dramatically different than shorter term obligations. Investors will receive early returns of principal when bonds are called or sold before they mature. Investors may not be able to reinvest the money they receive at as high a yield or as long a maturity.

  . The municipal bonds could lose their tax-exempt status either due to future legislation or due to the failure of a public issuer of a bond (or private guarantor) to meet certain conditions imposed by various tax laws.

  . The default of an issuer of a municipal bond in making its payment obligation could result in the loss of interest income and/or principal to investors.

  . Since the portfolio of each of the trusts is fixed and not managed, in general the Sponsor can only sell bonds at a trust's termination or in order to meet redemptions. As a result, the price at which a bond is sold may not be the highest price it attained during the life of a trust.

The Public Offering Price

The Public Offering Price per Unit as of August 28, 2000 would have been $1,018.44 for the National Trust, $1,023.55 for the California Trust, $988.72 for the Maryland Trust, $1,016.47 for the New Jersey Trust and $1,017.22 for the New York Trust. During the initial public offering period the Public Offering Price per unit is calculated by:

  . dividing the aggregate offering price of the underlying bonds in a trust by the number of units outstanding

  . adding a sales charge of 4.70% (4.932% of the aggregate offering price of the bonds per unit)

  . adding a per unit amount sufficient to reimburse the Sponsor for organizational costs

After the initial offering period the Public Offering Price per unit is calculated by:

  . dividing the aggregate bid price of the underlying bonds in a trust by the number of units outstanding

  . adding a sales charge of 5.00% (5.263% of the aggregate bid price of the bonds per unit)

Market for Units

The Sponsor currently intends to repurchase units from holders at prices based upon the aggregate bid price of the underlying bonds. The Sponsor is not obligated to maintain a market and may stop doing so without prior notice for any business reason. If the Sponsor stops repurchasing units, a unit holder may dispose of its units by redemption. The price received from the Trustee by the unit holder for units being redeemed is also based upon the aggregate bid price of the underlying bonds. Units can be sold at any time to the Sponsor or the Trustee without fee or penalty.

TAX EXEMPT SECURITIES TRUST
FEE TABLE FOR NATIONAL TRUST 245
--------------------------------------------------------------------------------
This Fee Table is intended to help you to understand the costs and expenses that you will bear directly or indirectly. See Public Sale of Units and
Expenses and Charges. Although each Trust is a unit investment trust rather than a mutual fund, this information is presented to permit a comparison of fees.
--------------------------------------------------------------------------------

Unitholder Transaction Expenses (fees paid directly from your investment)

                                                              As a % of
                                                                Public   Amounts
                                                               Offering    per
                                                                Price     Unit
                                                              ---------- -------
Maximum Sales Charge Imposed on Purchase (as a percentage of
 offering price)............................................     4.70%   $47.75
Maximum Sales Charge Imposed on Reinvested Dividends........        0%   $    0
Reimbursement to Sponsor for Estimated Organization Costs...     .246%   $ 2.50

Estimated Annual Trust Operating Expenses (expenses that are deducted from
Trust assets)

                                                                         Amounts
                                                              As a % of    per
                                                              Net Assets  Unit
                                                              ---------- -------
Trustee's Fee...............................................     .138%   $ 1.34
Other Operating Expenses....................................     .037%   $  .36
Maximum Portfolio Supervision, Bookkeeping and
 Administrative Fees........................................     .026%   $  .25
                                                                 ----    ------
  Total.....................................................     .201%   $ 1.95
                                                                 ====    ======

Example

                                                     Cumulative Expenses
                                                         and Charges
                                                       Paid for Period
                                                    ----------------------
                                                     1     3     5    10
                                                    Year Years Years Years
                                                    ---- ----- ----- -----
An investor would pay the following expenses and
charges on a $10,000 investment, assuming the
Trust's estimated operating expense ratio of .201%
and a 5% annual return on the investment
throughout the periods............................  $490 $532  $578  $714

  The example assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations applicable to mutual funds. The example should not be considered a representation of past or future expenses or annual rate of return; the actual expenses and annual rate of return may be more or less than those assumed for purposes of the example.

TAX EXEMPT SECURITIES TRUST
FEE TABLE FOR CALIFORNIA TRUST 177
--------------------------------------------------------------------------------
This Fee Table is intended to help you to understand the costs and expenses that you will bear directly or indirectly. See Public Sale of Units and
Expenses and Charges. Although each Trust is a unit investment trust rather than a mutual fund, this information is presented to permit a comparison of fees.
--------------------------------------------------------------------------------

Unitholder Transaction Expenses (fees paid directly from your investment)

                                                              As a % of
                                                               Public   Amounts
                                                              Offering    per
                                                                Price    Unit
                                                              --------- -------
Maximum Sales Charge Imposed on Purchase (as a percentage of
 offering price).............................................   4.70%   $47.99
Maximum Sales Charge Imposed on Reinvested Dividends.........      0%   $    0
Reimbursement to Sponsor for Estimated Organization Costs....   .245%   $ 2.50

Estimated Annual Trust Operating Expenses (expenses that are deducted from Trust assets)

                                                                         Amounts
                                                              As a % of    per
                                                              Net Assets  Unit
                                                              ---------- -------
Trustee's Fee................................................   .135%     $1.31
Other Operating Expenses.....................................   .038%     $ .37
Maximum Portfolio Supervision, Bookkeeping and
 Administrative Fees.........................................   .025%     $ .25
                                                                -----     -----
  Total......................................................   .198%     $1.93
                                                                =====     =====

Example

                                                           Cumulative Expenses
                                                               and Charges
                                                             Paid for Period
                                                          ----------------------
                                                           1     3     5    10
                                                          Year Years Years Years
                                                          ---- ----- ----- -----
An investor would pay the following expenses and charges
on a $10,000 investment, assuming the Trust's estimated
operating expense ratio of .198% and a 5% annual return
on the investment throughout the periods................  $489 $531  $576  $711

  The example assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations applicable to mutual funds. The example should not be considered a representation of past or future expenses or annual rate of return; the actual expenses and annual rate of return may be more or less than those assumed for purposes of the example.

TAX EXEMPT SECURITIES TRUST
FEE TABLE FOR MARYLAND TRUST 113
--------------------------------------------------------------------------------
This Fee Table is intended to help you to understand the costs and expenses that you will bear directly or indirectly. See Public Sale of Units and
Expenses and Charges. Although each Trust is a unit investment trust rather than a mutual fund, this information is presented to permit a comparison of fees.
--------------------------------------------------------------------------------

Unitholder Transaction Expenses (fees paid directly from your investment)

                                                              As a % of
                                                               Public   Amounts
                                                              Offering    per
                                                                Price    Unit
                                                              --------- -------
Maximum Sales Charge Imposed on Purchase (as a percentage of
 offering price).............................................   4.70%   $46.35
Maximum Sales Charge Imposed on Reinvested Dividends.........      0%   $    0
Reimbursement to Sponsor for Estimated Organization Costs....   .253%   $ 2.50

Estimated Annual Trust Operating Expenses (expenses that are deducted from Trust assets)

                                                                         Amounts
                                                              As a % of    per
                                                              Net Assets  Unit
                                                              ---------- -------
Trustee's Fee................................................   .137%     $1.29
Other Operating Expenses.....................................   .041%     $ .39
Maximum Portfolio Supervision, Bookkeeping and
 Administrative Fees.........................................   .027%     $ .25
                                                                -----     -----
  Total......................................................   .205%     $1.93
                                                                =====     =====

Example

                                                           Cumulative Expenses
                                                               and Charges
                                                             Paid for Period
                                                          ----------------------
                                                           1     3     5    10
                                                          Year Years Years Years
                                                          ---- ----- ----- -----
An investor would pay the following expenses and charges
on a $10,000 investment, assuming the Trust's estimated
operating expense ratio of .205% and a 5% annual return
on the investment throughout the periods................  $490 $533  $580  $719

  The example assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations applicable to mutual funds. The example should not be considered a representation of past or future expenses or annual rate of return; the actual expenses and annual rate of return may be more or less than those assumed for purposes of the example.

TAX EXEMPT SECURITIES TRUST
FEE TABLE FOR NEW JERSEY TRUST 145
--------------------------------------------------------------------------------
This Fee Table is intended to help you to understand the costs and expenses that you will bear directly or indirectly. See Public Sale of Units and
Expenses and Charges. Although each Trust is a unit investment trust rather than a mutual fund, this information is presented to permit a comparison of fees.
--------------------------------------------------------------------------------

Unitholder Transaction Expenses (fees paid directly from your investment)

                                                              As a % of
                                                               Public   Amounts
                                                              Offering    per
                                                                Price    Unit
                                                              --------- -------
Maximum Sales Charge Imposed on Purchase (as a percentage of
 offering price).............................................   4.70%   $47.66
Maximum Sales Charge Imposed on Reinvested Dividends.........      0%   $    0
Reimbursement to Sponsor for Estimated Organization Costs....   .247%   $ 2.50

Estimated Annual Trust Operating Expenses (expenses that are deducted from Trust assets)

                                                                         Amounts
                                                              As a % of    per
                                                              Net Assets  Unit
                                                              ---------- -------
Trustee's Fee................................................   .127%     $1.23
Other Operating Expenses.....................................   .046%     $ .44
Maximum Portfolio Supervision, Bookkeeping and
 Administrative Fees.........................................   .026%     $ .25
                                                                -----     -----
  Total......................................................   .199%     $1.92
                                                                =====     =====

Example

                                                           Cumulative Expenses
                                                               and Charges
                                                             Paid for Period
                                                          ----------------------
                                                           1     3     5    10
                                                          Year Years Years Years
                                                          ---- ----- ----- -----
An investor would pay the following expenses and charges
on a $10,000 investment, assuming the Trust's estimated
operating expense ratio of .199% and a 5% annual return
on the investment throughout the periods................  $489 $531  $577  $712

  The example assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations applicable to mutual funds. The example should not be considered a representation of past or future expenses or annual rate of return; the actual expenses and annual rate of return may be more or less than those assumed for purposes of the example.

TAX EXEMPT SECURITIES TRUST
FEE TABLE FOR NEW YORK TRUST 182
--------------------------------------------------------------------------------
This Fee Table is intended to help you to understand the costs and expenses that you will bear directly or indirectly. See Public Sale of Units and
Expenses and Charges. Although each Trust is a unit investment trust rather than a mutual fund, this information is presented to permit a comparison of fees.
--------------------------------------------------------------------------------

Unitholder Transaction Expenses (fees paid directly from your investment)

                                                              As a % of
                                                                Public   Amounts
                                                               Offering    per
                                                                Price     Unit
                                                              ---------- -------
Maximum Sales Charge Imposed on Purchase (as a percentage of
 offering price)............................................     4.70%   $47.69
Maximum Sales Charge Imposed on Reinvested Dividends........        0%   $    0
Reimbursement to Sponsor for Estimated Organization Costs...     .246%   $ 2.50

Estimated Annual Trust Operating Expenses (expenses that are deducted from
Trust assets)

                                                                         Amounts
                                                              As a % of    per
                                                              Net Assets  Unit
                                                              ---------- -------
Trustee's Fee...............................................     .131%   $ 1.27
Other Operating Expenses....................................     .046%   $  .44
Maximum Portfolio Supervision, Bookkeeping and
 Administrative Fees........................................     .026%   $  .25
                                                                 ----    ------
  Total.....................................................     .203%   $ 1.96
                                                                 ====    ======

Example

                                                       Cumulative Expenses
                                                           and Charges
                                                         Paid for Period
                                                      ----------------------
                                                       1     3     5    10
                                                      Year Years Years Years
                                                      ---- ----- ----- -----
An investor would pay the following expenses and
charges on a $10,000 investment, assuming the
Trust's estimated operating expense ratio of .203%
and a 5% annual return on the investment throughout
the periods.........................................  $490 $532  $579  $717

  The example assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations applicable to mutual funds. The example should not be considered a representation of past or future expenses or annual rate of return; the actual expenses and annual rate of return may be more or less than those assumed for purposes of the example.

TAX EXEMPT SECURITIES TRUST
SUMMARY OF ESSENTIAL INFORMATION
AS OF AUGUST 28, 2000 +
Sponsor

Salomon Smith Barney Inc.

Trustee

The Chase Manhattan Bank

Evaluator

Kenny S & P Evaluation Services, a division of J.J. Kenny Company, Inc.

Date of Deposit and of Trust Agreement

August 28, 2000

Mandatory Termination Date*

Each Trust will terminate on the date of maturity, redemption, sale or other disposition of the last Bond held in the Trust.

Record Dates

The first day of each month, commencing October 1, 2000

Distribution Dates

The fifteenth day of each month,** commencing October 15, 2000

Evaluation Time

As of 1:00 P.M. on the Date of Deposit. Thereafter, as of 4:00 P.M. New York
Time.

Evaluator's Fee

The Evaluator will receive a fee of $.29 per bond per evaluation.

Sponsor's Annual Portfolio Supervision Fee***

Maximum of $.25 per $1,000 face amount of the underlying Bonds.
------------
+ The Date of Deposit. The Date of Deposit is the date on which the Trust Agreement was signed and the deposit with the Trustee was made.
* The actual date of termination of each Trust may be considerably earlier (see Part B, "Amendment and Termination of the Trust Agreement-- Termination").
** The first monthly income distribution of $5.25 for the National Trust, $4.93 for the California Trust, $4.66 for the Maryland Trust, $4.89 for the New Jersey Trust and $4.87 for the New York Trust, will be made on October 15, 2000.
*** In addition to this amount, the Sponsor may be reimbursed for bookkeeping and other administrative expenses not exceeding its actual costs.

TAX EXEMPT SECURITIES TRUST
SUMMARY OF ESSENTIAL INFORMATION
AS OF AUGUST 28, 2000

                                             National   California   Maryland
                                            Trust 245   Trust 177   Trust 113
                                            ----------  ----------  ----------
Principal Amount of Bonds in Trust........  $7,000,000  $3,000,000  $2,000,000
Number of Units...........................       7,000       3,000       2,000
Principal Amount of Bonds in Trust per
 Unit.....................................  $    1,000  $    1,000  $    1,000
Fractional Undivided Interest in Trust per
 Unit.....................................     1/7,000     1/3,000     1/2,000
Minimum Value of Trust:
 Trust Agreement may be Terminated if
  Principal Amount is less than...........  $3,500,000  $1,500,000  $1,000,000
Calculation of Public Offering Price per
 Unit*:
 Aggregate Offering Price of Bonds in
  Trust...................................  $6,777,343  $2,919,185  $1,879,748
                                            ==========  ==========  ==========
 Divided by Number of Units...............  $   968.19  $   973.06  $   939.87
 Plus: Sales Charge (4.70% of the Public
  Offering Price).........................  $    47.75  $    47.99  $    46.35
                                            ----------  ----------  ----------
 Public Offering Price per Unit...........  $ 1,015.94  $ 1,021.05  $   986.22
 Plus: Estimated Organization Expenses....  $     2.50  $     2.50  $     2.50
 Plus Accrued Interest*...................  $      .63  $      .59  $      .56
                                            ----------  ----------  ----------
 Total....................................  $ 1,019.07  $ 1,024.14  $   989.28
                                            ==========  ==========  ==========
Sponsor's Initial Repurchase Price per
 Unit (per Unit Offering Price of
 Bonds)**.................................  $   968.19  $   973.06  $   939.87
Approximate Redemption Price per Unit (per
 Unit Bid Price of Bonds)**...............  $   964.19  $   969.06  $   935.87
                                            ----------  ----------  ----------
Difference Between per Unit Offering and
 Bid Prices of Bonds......................  $     4.00  $     4.00  $     4.00
                                            ==========  ==========  ==========
Calculation of Estimated Net Annual Income
 per Unit:
 Estimated Annual Income per Unit.........  $    59.31  $    55.81  $    52.81
 Less: Estimated Trustee's Annual Fee***..  $     1.34  $     1.31  $     1.29
 Less: Other Estimated Annual Expenses....  $      .61  $      .62  $      .64
                                            ----------  ----------  ----------
 Estimated Net Annual Income per Unit.....  $    57.36  $    53.88  $    50.88
                                            ==========  ==========  ==========
Calculation of Monthly Income Distribution
 per Unit:
 Estimated Net Annual Income per Unit.....  $    57.36  $    53.88  $    50.88
 Divided by 12............................  $     4.78  $     4.49  $     4.24
Accrued interest from the day after the
 Date of Deposit to the first record
 date**...................................  $     5.25  $     4.93  $     4.66
First distribution per unit...............  $     5.25  $     4.93  $     4.66
Daily Rate (360-day basis) of Income
 Accrual per Unit.........................  $    .1593  $    .1496  $    .1413
Estimated Current Return based on Public
 Offering Price****.......................        5.63%       5.26%       5.15%
Estimated Long-Term Return****............        5.63%       5.23%       5.19%

--------
* Accrued interest will commence on the day after the Date of Deposit through the date of settlement (normally three business days after purchase).
** This figure will also include accrued interest from the day after the Date of Deposit to the date of settlement (normally three business days after purchase) and the net cash on hand in the relevant Trust, accrued expenses of such Trust and amounts distributable to holders of record of Units of such Trust as of a date prior to the computation date, on a pro rata basis. As of the close of the initial offering period, the Redemption Price per Unit and the Sponsor's Repurchase Price per Unit for each Trust will be reduced to reflect the payment of the per Unit organization costs.
*** Per $1,000 principal amount of Bonds, plus expenses.
**** The Estimated Current Return is calculated by dividing the Estimated Net
     Annual Interest Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Interest Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Bonds while the Public Offering Price will vary with changes in the offering price of the underlying Bonds; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the Date of Deposit.

TAX EXEMPT SECURITIES TRUST
SUMMARY OF ESSENTIAL INFORMATION
AS OF AUGUST 28, 2000

                                                        New Jersey   New York
                                                        Trust 145   Trust 182
                                                        ----------  ----------
Principal Amount of Bonds in Trust....................  $2,000,000  $3,000,000
Number of Units.......................................       2,000       3,000
Principal Amount of Bonds in Trust per Unit...........  $    1,000  $    1,000
Fractional Undivided Interest in Trust per Unit.......     1/2,000     1/3,000
Minimum Value of Trust:
 Trust Agreement may be Terminated if Principal Amount
  is less than........................................  $1,000,000  $1,500,000
Calculation of Public Offering Price per Unit*:
 Aggregate Offering Price of Bonds in Trust...........  $1,932,627  $2,901,092
                                                        ==========  ==========
 Divided by Number of Units...........................  $   966.31  $   967.03
 Plus: Sales Charge (4.70% of the Public Offering
  Price)..............................................  $    47.66  $    47.69
                                                        ----------  ----------
 Public Offering Price per Unit.......................  $ 1,013.97  $ 1,014.72
 Plus: Estimated Organization Expenses................  $     2.50  $     2.50
 Plus Accrued Interest*...............................  $      .59  $      .59
                                                        ----------  ----------
 Total................................................  $ 1,017.06  $ 1,017.81
                                                        ==========  ==========
Sponsor's Initial Repurchase Price per Unit (per Unit
 Offering Price of Bonds)**...........................  $   966.31  $   967.03
Approximate Redemption Price per Unit (per Unit Bid
 Price of Bonds)**....................................  $   962.31  $   963.03
                                                        ----------  ----------
Difference Between per Unit Offering and Bid Prices of
 Bonds................................................  $     4.00  $     4.00
                                                        ==========  ==========
Calculation of Estimated Net Annual Income per Unit:
 Estimated Annual Income per Unit.....................  $    55.32  $    55.12
 Less: Estimated Trustee's Annual Fee***..............  $     1.23  $     1.27
 Less: Other Estimated Annual Expenses................  $      .69  $      .69
                                                        ----------  ----------
 Estimated Net Annual Income per Unit.................  $    53.40  $    53.16
                                                        ==========  ==========
Calculation of Monthly Income Distribution per Unit:
 Estimated Net Annual Income per Unit.................  $    53.40  $    53.16
 Divided by 12........................................  $     4.45  $     4.43
Accrued interest from the day after the Date of
 Deposit to the first record date**...................  $     4.89  $     4.87
First distribution per unit...........................  $     4.89  $     4.87
Daily Rate (360-day basis) of Income Accrual per
 Unit.................................................  $    .1483  $    .1476
Estimated Current Return based on Public Offering
 Price****............................................        5.25%       5.23%
Estimated Long-Term Return****........................        5.26%       5.16%

--------
* Accrued interest will commence on the day after the Date of Deposit through the date of settlement (normally three business days after purchase).
** This figure will also include accrued interest from the day after the Date of Deposit to the date of settlement (normally three business days after purchase) and the net cash on hand in the relevant Trust, accrued expenses of such Trust and amounts distributable to holders of record of Units of such Trust as of a date prior to the computation date, on a pro rata basis. As of the close of the initial offering period, the Redemption Price per Unit and the Sponsor's Repurchase Price per Unit for each Trust will be reduced to reflect the payment of the per Unit organization costs.
*** Per $1,000 principal amount of Bonds, plus expenses.
**** The Estimated Current Return is calculated by dividing the Estimated Net
     Annual Interest Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Interest Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Bonds while the Public Offering Price will vary with changes in the offering price of the underlying Bonds; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the Date of Deposit.

TAX EXEMPT SECURITIES TRUST
PORTFOLIO SUMMARY AS OF AUGUST 28, 2000

                                           National    California    Maryland
                                          Trust 245    Trust 177    Trust 113
                                         ------------ ------------ ------------
Number of municipal bonds (from 15
 States for the National Trust; from
 California for the California Trust;
 and from Maryland, Puerto Rico and the
 United States Virgin Islands for the
 Maryland Trust).......................        21            7            6
Number of bonds issued with "original
 issue discount".......................        17            7            6
Average life to maturity of the bonds
 in the Trust (in years)...............      28.9         32.0         26.8
                                         Percentages+ Percentages+ Percentages+
                                         ------------ ------------ ------------
Percentage of bonds acquired from the
 Sponsor (as sole underwriter, member
 of underwriting syndicate or otherwise
 from its own organization)............       6.3%         0.0%         0.0%
General obligation bonds backed by the
 taxing power of state issuer..........       0.0%         0.0%         0.0%
Bonds not supported by the issuer's
 power to levy tax.....................     100.0%       100.0%       100.0%
The bonds derived their income from the
 following primary sources:
 . educational facilities...............       3.8%        16.0%        17.1%
 . hospital and health care facilities..      46.9%*       33.7%*       73.3%*
 . housing facilities...................      18.9%         0.0%         0.0%
 . industrial development facilities....       2.2%         0.0%         0.0%
 . pollution control facilities.........       7.1%         0.0%         0.0%
 . public improvement facilities........       0.0%         0.0%         9.6%
 . transportation facilities............      13.9%        34.3%*        0.0%
 . water and sewer facilities...........       7.2%        16.0%         0.0%
The bonds in the trust are rated as
 follows:
 . Standard & Poor's
  AAA..................................       6.5%        16.0%         0.0%
  AA...................................       2.2%         0.0%         7.0%
  A....................................      67.0%        66.3%        26.8%
                                            -----        -----        -----
    Total..............................      75.7%        82.3%        33.8%
                                            =====        =====        =====
 . Moody's
  A....................................      24.3%        17.7%        47.8%
                                            -----        -----        -----
    Total..............................      24.3%        17.7%        47.8%
                                            =====        =====        =====
 . Fitch
  A....................................       0.0%         0.0%        18.4%
                                            -----        -----        -----
    Total..............................       0.0%         0.0%        18.4%
                                            =====        =====        =====
The following insurance companies have
 insured the bonds in the trust as to
 timely payment of principal and
 interest:
 . ACA..................................      31.8%        66.3%         9.6%
 . FGIC.................................       6.5%         0.0%         0.0%
 . MBIA.................................       0.0%        16.0%         0.0%
                                            -----        -----        -----
    Total..............................      38.3%        82.3%         9.6%
                                            =====        =====        =====

------------
+ Percentages based on the aggregate offering price of the bonds in the trust.
* The trust is considered to be "concentrated" in a particular category when bonds of that type make up 25% or more of the portfolio.

TAX EXEMPT SECURITIES TRUST
PORTFOLIO SUMMARY AS OF AUGUST 28, 2000

                                                      New Jersey    New York
                                                      Trust 145    Trust 182
                                                     ------------ ------------
Number of municipal bonds (from New Jersey, Puerto
 Rico and the United States Virgin Islands for the
 New Jersey Trust; from New York and the United
 States Virgin Islands for the New York Trust)......        8           10
Number of bonds issued with "original issue
 discount"..........................................        8            9
Average life to maturity of the bonds in the Trust
 (in years).........................................     27.7         30.3
                                                     Percentages+ Percentages+
                                                     ------------ ------------
Percentage of bonds acquired from the Sponsor (as
 sole underwriter, member of underwriting syndicate
 or otherwise from its own organization)............      0.0%         8.4%
General obligation bonds backed by the taxing power
 of state issuer....................................      0.0%        14.6%
Bonds not supported by the issuer's power to levy
 tax................................................    100.0%        85.4%
The bonds derived their income from the following
 primary sources:
 . educational facilities............................      0.0%        16.3%
 . hospital and health care facilities...............     62.3%*       31.4%*
 . power facilities..................................      0.0%         3.7%
 . public improvement facilities.....................      9.4%        34.0%*
 . transportation facilities.........................     28.3%*        0.0%
The bonds in the trust are rated as follows:
 . Standard & Poor's
  AAA...............................................     15.4%        22.5%
  AA................................................      6.8%         8.9%
  A.................................................     51.5%        59.9%
                                                        -----         ----
    Total...........................................     73.7%        91.3%
                                                        =====         ====
 . Moody's
  A.................................................     26.3%         8.7%
                                                        -----         ----
    Total...........................................     26.3%         8.7%
                                                        =====         ====
The following insurance companies have insured the
 bonds in the trust as to timely payment of
 principal and interest:
 . ACA...............................................     25.8%        16.1%
 . AMBAC.............................................      6.0%        12.2%
 . FGIC..............................................      9.4%         0.0%
 . FSA...............................................      0.0%        10.3%
                                                        -----         ----
    Total...........................................     41.2%        38.6%
                                                        =====         ====

------------
+ Percentages based on the aggregate offering price of the bonds in the trust.
* The trust is considered to be "concentrated" in a particular category when bonds of that type make up 25% or more of the portfolio.

UNDERWRITING

  The names and addresses of the Underwriters and the number of Units to be sold by them are as follows:

                                                     Units
                               -------------------------------------------------
                                                    Maryland    New
                               National  California  Trust    Jersey   New York
                               Trust 245 Trust 177    113    Trust 145 Trust 182
                               --------- ---------- -------- --------- ---------
Salomon Smith Barney Inc. ...    5,750     2,750     1,750     1,750     2,650
388 Greenwich Street
New York, New York 10013

Southwest Securities, Inc.  .      250       250       250       250       250
45 Broadway
New York, New York 10006

Pershing/division of DLJ ...       500        --        --         --       --
1 Pershing Plaza
Jersey City, New Jersey 07399

Raymond James Financial ....       250        --        --        --        --
880 Carillon Parkway
St. Petersburg, Florida 33733

William R. Hough.............      250        --        --        --        --
100 Second Avenue
Suite 800
St. Petersburg, Florida 33701

CIBC Oppenheimer Corp. ......       --        --        --        --       100
Oppenheimer Tower
One World Financial Center
New York, New York 10281
                                 -----     -----     -----     -----     -----
Total........................    7,000     3,000     2,000     2,000     3,000
                                 =====     =====     =====     =====     =====

                          INDEPENDENT AUDITORS' REPORT

To the Sponsor, Trustee and Unit Holders of
 Tax Exempt Securities Trust, National Trust 245, California Trust 177, Maryland Trust 113, New Jersey Trust 145 and New York Trust 182:

We have audited the accompanying statements of financial condition, including the portfolios of securities, of each of the respective trusts constituting Tax Exempt Securities Trust, National Trust 245, California Trust 177, Maryland Trust 113, New Jersey Trust 145 and New York Trust 182, as of August 28, 2000. These financial statements are the responsibility of the Trustee (see note 6 to the statements of financial condition). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of financial condition are free of material misstatement. An audit of a statement of financial condition includes examining, on a test basis, evidence supporting the amounts and disclosures in that statement of financial condition. Our procedures included confirmation with the Trustee of an irrevocable letter of credit deposited on August 28, 2000, for the purchase of securities, as shown in the statements of financial condition and portfolios of securities. An audit of a statement of financial condition also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall statement of financial condition presentation. We believe that our audits of the statements of financial condition provide a reasonable basis for our opinion.

In our opinion, the statements of financial condition referred to above present fairly, in all material respects, the financial position of each of the respective trusts constituting Tax Exempt Securities Trust, National Trust 245, California Trust 177, Maryland Trust 113, New Jersey Trust 145 and New York Trust 182 as of August 28, 2000, in conformity with accounting principles generally accepted in the United States of America.

                                                   /s/ KPMG LLP

New York, New York
August 28, 2000

                          TAX EXEMPT SECURITIES TRUST
                       STATEMENTS OF FINANCIAL CONDITION
                    AS OF DATE OF DEPOSIT, AUGUST 28, 2000

                                                        TRUST PROPERTY
                                               --------------------------------
                                                National  California  Maryland
                                               Trust 245  Trust 177  Trust 113
                                               ---------- ---------- ----------
Investment in Tax-Exempt Securities:
  Bonds represented by purchase contracts
   backed by letter of credit (1)............. $6,777,343 $2,919,185 $1,879,748
Accrued interest through the Date of Deposit
 on underlying bonds (1)(2)...................     93,550     30,699     24,119
Cash (3)......................................     17,500      7,500      5,000
                                               ---------- ---------- ----------
    Total..................................... $6,888,393 $2,957,384 $1,908,867
                                               ========== ========== ==========

                                                 LIABILITIES AND INTEREST OF
                                                         UNIT HOLDERS
                                               --------------------------------
Liabilities:
  Accrued interest through the Date of Deposit
   on underlying bonds (1)(2)................. $   93,550    $30,699 $   24,119
  Reimbursement to Sponsor for Organization
   Cost (3)...................................     17,500      7,500      5,000
                                               ---------- ---------- ----------
                                                  111,050     38,199     29,119
                                               ---------- ---------- ----------
Interest of Unit Holders:
  Units of fractional undivided interest
   outstanding (National Trust 245: 7,000;
   California Trust 177: 3,000; Maryland Trust
   113: 2,000)
   Cost to investors (4)......................  7,129,080  3,070,650  1,977,440
   Less--Gross underwriting commission (5)....    334,237    143,965     92,692
   Less--Organization Costs (3)...............     17,500      7,500      5,000
                                               ---------- ---------- ----------
   Net amount applicable to investors.........  6,777,343  2,919,185  1,879,748
                                               ---------- ---------- ----------
    Total..................................... $6,888,393 $2,957,384 $1,908,867
                                               ========== ========== ==========

------------
(1) Aggregate cost to each Trust of the Bonds listed under the Portfolios of Securities on the immediately following pages is based on offering prices as of 1:00 P.M. on August 28, 2000, the Date of Deposit, determined by the Evaluator on the basis set forth in Part B, "Public Offering--Offering Price." Svenska Handelsbanken issued an irrevocable letter of credit in the aggregate principal amount of $18,000,000 which was deposited with the Trustee for the purchase of $17,000,000 principal amount of Bonds in all of the Trusts, pursuant to contracts to purchase such Bonds at the aggregate cost of $16,409,995 plus $203,741 representing accrued interest thereon through the Date of Deposit.
(2) The Indenture provides that the Trustee will advance amounts equal to the accrued interest on the underlying securities of each Trust (net of accrued expenses) through the Date of Deposit and that such amounts will be distributed to the Sponsor as Unit holder of record on such date, as set forth in Part B, "Rights of Unit Holders--Distribution of Interest and Principal."
(3) A portion of the Public Offering Price consists of cash in an amount sufficient to reimburse the Sponsor for the per Unit portion of all or a part of the organization costs of establishing a Trust. These costs have been estimated at $2.50 per Unit for each of the Trusts. A payment will be made as of the close of the initial public offering period to an account maintained by the Trustee from which the obligation of the investors to the Sponsor will be satisfied. To the extent that actual organization expenses are less than the estimated amount, only the actual organization expenses will be deducted from the assets of a Trust.
(4) Aggregate public offering price (exclusive of interest) computed on 7,000 Units of the National Trust, 3,000 Units of the California Trust and 2,000 Units of the Maryland Trust, on the basis set forth in Part B, "Public Offering--Offering Price."
(5) Sales charge of 4.70% computed on 7,000 Units of the National Trust, 3,000 Units of the California Trust and 2,000 Units of the Maryland Trust on the basis set forth in Part B, "Public Offering--Offering Price."
(6) The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of each Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of each Trust. The Trustee is also responsible for all estimates (exclusive of estimate of organization expense) and accruals reflected in each Trust's financial statements. The Evaluator determines the price for each underlying bond included in each Trust's Portfolio of Securities on the basis set forth in Part B, "Public Offering--Offering Price."

                          TAX EXEMPT SECURITIES TRUST
                       STATEMENTS OF FINANCIAL CONDITION
                    AS OF DATE OF DEPOSIT, AUGUST 28, 2000

                                                         TRUST PROPERTY
                                                      ---------------------
                                                      New Jersey  New York
                                                      Trust 145  Trust 182
                                                      ---------- ----------
Investment in Tax-Exempt Securities:
  Bonds represented by purchase contracts backed by
   letter of credit (1).............................. $1,932,627 $2,901,092
Accrued interest through the Date of Deposit on
 underlying bonds (1)(2).............................     20,879     34,494
Cash (3).............................................      5,000      7,500
                                                      ---------- ----------
    Total............................................ $1,958,506 $2,943,086
                                                      ========== ==========

                                                    LIABILITIES AND INTEREST
                                                               OF
                                                          UNIT HOLDERS
                                                      ---------------------
Liabilities:
  Accrued interest through the Date of Deposit on
   underlying bonds (1)(2)........................... $   20,879 $   34,494
  Reimbursement to Sponsor for Organization Costs
   (3)...............................................      5,000      7,500
                                                      ---------- ----------
                                                          25,879     41,994
                                                      ---------- ----------
Interest of Unit Holders:
  Units of fractional undivided interest outstanding
   (New Jersey Trust 145: 2,000; New York Trust 182:
   3,000)
   Cost to investors (4).............................  2,032,940  3,051,660
   Less--Gross underwriting commission (5)...........     95,313    143,068
   Less--Organization Costs (3)......................      5,000      7,500
                                                      ---------- ----------
   Net amount applicable to investors................  1,932,627  2,901,092
                                                      ---------- ----------
    Total............................................ $1,958,506 $2,943,086
                                                      ========== ==========

------------
(1) Aggregate cost to each Trust of the Bonds listed under the Portfolios of Securities on the immediately following pages is based on offering prices as of 1:00 P.M. on August 28, 2000, the Date of Deposit, determined by the Evaluator on the basis set forth in Part B, "Public Offering--Offering Price." Svenska Handelsbanken issued an irrevocable letter of credit in the aggregate principal amount of $18,000,000 which was deposited with the Trustee for the purchase of $17,000,000 principal amount of Bonds in all of the Trusts, pursuant to contracts to purchase such Bonds at the aggregate cost of $16,409,995 plus $203,741 representing accrued interest thereon through the Date of Deposit.
(2) The Indenture provides that the Trustee will advance amounts equal to the accrued interest on the underlying securities of each Trust (net of accrued expenses) through the Date of Deposit and that such amounts will be distributed to the Sponsor as Unit holder of record on such date, as set forth in Part B, "Rights of Unit Holders--Distribution of Interest and Principal."
(3) A portion of the Public Offering Price consists of cash in an amount sufficient to reimburse the Sponsor for the per Unit portion of all or a part of the organization costs of establishing a Trust. These costs have been estimated at $2.50 per Unit for each of the Trusts. A payment will be made as of the close of the initial public offering period to an account maintained by the Trustee from which the obligation of the investors to the Sponsor will be satisfied. To the extent that actual organization expenses are less than the estimated amount, only the actual organization expenses will be deducted from the assets of a Trust.
(4) Aggregate public offering price (exclusive of interest) computed on 2,000 Units of the New Jersey Trust and 3,000 Units of the New York Trust, on the basis set forth in Part B, "Public Offering--Offering Price."
(5) Sales charge of 4.70% computed on 2,000 Units of the New Jersey Trust and 3,000 Units of the New York Trust on the basis set forth in Part B, "Public Offering--Offering Price."
(6) The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of each Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of each Trust. The Trustee is also responsible for all estimates (exclusive of estimate of organization expense) and accruals reflected in each Trust's financial statements. The Evaluator determines the price for each underlying bond included in each Trust's Portfolio of Securities on the basis set forth in Part B, "Public Offering--Offering Price."

                          TAX EXEMPT SECURITIES TRUST
                  NATIONAL TRUST 245--PORTFOLIO OF SECURITIES
                             AS OF AUGUST 28, 2000

                                                                                    Yield on  Annual
                Securities Represented               Redemption         Cost of     Date of  Interest
     Aggregate            by              Ratings    Provisions       Securities    Deposit   Income
     Principal    Purchase Contracts        (1)          (2)        to Trust (3)(4)   (4)    to Trust
     --------- ------------------------   ------- ----------------- --------------- -------- --------

  1. $ 150,000 City of Valdez, Alaska,      AA+     12/1/02 @ 102      $ 148,938     5.700%  $  8,475
               Marine Terminal Revenue
               Refunding Bonds, BP
               Pipelines Inc. Project,
               5.65% Due 12/1/2028

  2.   500,000 The Industrial               A3*     5/1/10 @ 102         531,100     6.000     33,750
               Development Authority of            SF 5/1/19 @ 100
               the County of Maricopa,
               Arizona, Multifamily
               Housing Revenue Bonds,
               Sun King Apartments
               Project, 6.75% Due
               5/1/2031

  3.   500,000 California Mobilehome         A      8/15/10 @ 102        504,230     5.900     30,000
               Park Financing                     SF 8/15/31 @ 100
               Authority, Mobile Home
               Park Revenue Bonds,
               Union City Tropics, ACA
               Insured, 6.00%
               Due 8/15/2035

  4.   250,000 Colorado Springs,            A-     12/15/10 @ 101        253,485     6.200     15,937
               Colorado Hospital                  SF 12/15/25 @ 100
               Revenue Bonds, 6.375%
               Due 12/15/2030

  5.   165,000 Clearwater Housing            A      5/1/13 @ 100         155,489     5.800      8,827
               Authority, Florida,                 SF 5/1/19 @ 100
               Housing Revenue
               Refunding Bonds, The
               Hamptons at Clearwater,
               ACA Insured, 5.35%
               Due 5/1/2024

  6.   250,000 Illinois Development         A-     11/15/09 @ 101        210,332     6.750     13,750
               Finance Authority,                 SF 11/15/25 @ 100
               Hospital Revenue Bonds,
               Adventist Health
               System/Sunbelt Obligated
               Group, 5.50%
               Due 11/15/2029

  7.   220,000 Illinois Health              A-      12/1/07 @ 102        184,620     6.800     11,550
               Facilities Authority               SF 12/1/09 @ 100
               Revenue Bonds,
               Friendship Village of
               Schaumburg 5.25%
               Due 12/1/2018


                          TAX EXEMPT SECURITIES TRUST
                  NATIONAL TRUST 245--PORTFOLIO OF SECURITIES
                             AS OF AUGUST 28, 2000

                                                                     Cost of   Yield on  Annual
                Securities Represented               Redemption     Securities Date of  Interest
     Aggregate            by              Ratings    Provisions      to Trust  Deposit   Income
     Principal    Purchase Contracts        (1)          (2)          (3)(4)     (4)    to Trust
     --------- ------------------------   ------- ----------------- ---------- -------- --------

  8. $ 200,000 Illinois Health              A-      5/15/10 @ 101   $ 205,696   6.500%  $ 13,750
               Facilities Authority               SF 11/15/01 @ 100
               Revenue Bonds,
               Swedishamerican
               Hospital, 6.875% Due
               11/15/2030

  9.   500,000 Illinois Health              A-      8/15/07 @ 101     458,490   6.400     28,750
               Facilities Authority               SF 8/15/17 @ 100
               Revenue Bonds, Victory
               Health Services, 5.75%
               Due 8/15/2027

 10.   250,000 City of Georgetown,           A     11/15/10 @ 101     255,568   5.850     15,313
               Kentucky, College                  SF 11/15/23 @ 100
               Revenue Bonds,
               Georgetown College
               Project, ACA Insured,
               6.125% Due 11/15/2029

 11.   500,000 Business Finance             A3*     10/1/03 @ 102     484,045   6.100     29,375
               Authority of the State
               of New Hampshire,
               Pollution Control
               Refunding Revenue Bonds,
               The United Illuminating
               Company Project, 5.875%
               Due 10/1/2033

 12.   150,000 North Carolina Medical        A      8/15/10 @ 102     160,564   5.800      9,938
               Care Commission Revenue            SF 8/15/21 @ 100
               Bonds, North Carolina
               Housing Foundation,
               Inc., ACA Insured,
               6.625% Due 8/15/2030

 13.   250,000 County of Cuyahoga,          A-      2/15/09 @ 101     250,948   6.100     15,375
               Ohio, Hospital                     SF 2/15/25 @ 100
               Improvement Revenue
               Bonds, The Metrohealth
               System Project, 6.15%
               Due 2/15/2029

 14.   500,000 Montgomery County,           A-     11/15/08 @ 101     428,180   6.350     26,250
               Pennsylvania, Industrial           SF 11/15/23 @ 100
               Development Authority,
               Retirement Community
               Revenue Bonds, Acts
               Retirement-Life
               Communities, Inc.
               Obligated Group, 5.25%
               Due 11/15/2028


                          TAX EXEMPT SECURITIES TRUST
                  NATIONAL TRUST 245--PORTFOLIO OF SECURITIES
                             AS OF AUGUST 28, 2000

                                                                     Cost of   Yield on  Annual
                Securities Represented               Redemption     Securities Date of  Interest
     Aggregate            by              Ratings    Provisions      to Trust  Deposit   Income
     Principal    Purchase Contracts        (1)          (2)          (3)(4)     (4)    to Trust
     --------- ------------------------   ------- ----------------- ---------- -------- --------

 15. $ 250,000 The Health and               A-     11/15/10 @ 101   $ 252,053   6.500%  $ 16,500
               Educational Facilities             SF 11/15/21 @ 100
               Board of the
               Metropolitan Government
               of Nashville and
               Davidson County,
               Tennessee, Hospital
               Revenue Bonds, Adventist
               Health System/Sunbelt
               Obligated Group, 6.60%
               Due 11/15/2030

 16.   500,000 City of Lewisville,           A     SF 9/1/16 @ 100    490,300   5.950     29,000
               Texas, Combination
               Contract Revenue and
               Special Assessment,
               Refunding and Capital
               Improvement Bonds,
               Castle Hills Project,
               ACA Insured, 5.80% Due
               9/1/2025

 17.   140,000 Tarrant County, Texas,       A-     11/15/10 @ 101     141,723   6.550      9,380
               Health Facilities,                 SF 11/15/21 @ 100
               Development Corporation,
               Hospital Revenue Bonds,
               Adventist Health
               System/Sunbelt Obligated
               Group, 6.70% Due
               11/15/2030

 18.   500,000 The Central Puget Sound      AAA     2/1/09 @ 101      440,770   5.600     23,750
               Regional Transit                    SF 2/1/22 @ 100
               Authority, Washington,
               Sales Tax and Motor
               Vehicle Excise Tax
               Bonds, FGIC Insured,
               4.75% Due 2/1/2028

 19.   625,000 Kitsap County,                A      12/1/08 @ 100     591,106   6.000     35,000
               Washington, Consolidated            SF 6/1/19 @ 100
               Housing Authority,
               Pooled Housing Refunding
               Revenue Bonds, ACA
               Insured, 5.60% Due
               12/1/2028


                          TAX EXEMPT SECURITIES TRUST
                  NATIONAL TRUST 245--PORTFOLIO OF SECURITIES
                             AS OF AUGUST 28, 2000

                                                                    Cost of   Yield on  Annual
                 Securities Represented              Redemption    Securities Date of  Interest
     Aggregate             by              Ratings   Provisions     to Trust  Deposit   Income
     Principal     Purchase Contracts        (1)         (2)         (3)(4)     (4)    to Trust
     ---------- ------------------------   ------- --------------- ---------- -------- --------

 20. $  500,000 West Virginia Hospital       A2*    9/1/10 @ 101   $  524,755  6.125%  $ 33,750
                Finance Authority,                 SF 9/1/23 @ 100
                Hospital Revenue Bonds,
                Charlestown Area Medical
                Center, Inc., 6.75% Due
                9/1/2030

 21.    100,000 West Virginia Hospital       A2*    9/1/10 @ 101      104,951  6.125      6,750
                Finance Authority,                 SF 9/1/23 @ 100
                Hospital Revenue Bonds,
                Oak Hill Hospital, Inc.,
                6.75% Due 9/1/2030

     ----------                                                    ----------          --------
     $7,000,000                                                    $6,777,343          $415,170
     ==========                                                    ==========          ========


  The Notes following the Portfolios are an integral part of each Portfolio of
                                  Securities.

                          TAX EXEMPT SECURITIES TRUST
                 CALIFORNIA TRUST 177--PORTFOLIO OF SECURITIES
                             AS OF AUGUST 28, 2000

                                                                              Cost of   Yield on  Annual
                                                               Redemption    Securities Date of  Interest
     Aggregate Securities Represented by Purchase   Ratings    Provisions     to Trust  Deposit   Income
     Principal              Contracts                 (1)         (2)          (3)(4)     (4)    to Trust
     --------- ----------------------------------   ------- ---------------- ---------- -------- --------

 1.  $ 250,000      California Health                 A2*    12/1/09 @ 101   $ 256,188   5.800%  $ 15,312
                    Facilities Financing                    SF 12/1/20 @ 100
                    Authority Revenue Bonds,
                    Cedars-Sinai Medical
                    Center, 6.125% Due
                    12/1/2030
 2.    250,000      California Health                 A2*    12/1/09 @ 101     259,557   5.750     15,625
                    Facilities Financing                    SF 12/1/31 @ 100
                    Authority Revenue Bonds,
                    Cedars-Sinai Medical
                    Center, 6.25% Due
                    12/1/2034
 3.    500,000      California Mobilehome              A     8/15/10 @ 102     504,230   5.900     30,000
                    Park Financing                          SF 8/15/31 @ 100
                    Authority, Mobile Home
                    Park Revenue Bonds,
                    Union City Tropics, ACA
                    Insured, 6.00% Due
                    8/15/2035
 4.    500,000      Duarte, California,                A      4/1/09 @ 101     467,905   5.750     26,250
                    Certificates of                         SF 4/1/20 @ 100
                    Participation, Hope
                    National Medical Center,
                    ACA Insured, 5.25% Due
                    4/1/2024
 5.    500,000      East Bay Municipal                AAA     6/1/08 @ 101     467,870   5.400     25,000
                    Utility District,                       SF 6/1/35 @ 100
                    California, Water System
                    Subordinated Revenue
                    Bonds, MBIA Insured,
                    5.00% Due 6/1/2038
 6.    500,000      The Community                      A      7/1/10 @ 101     496,360   5.850     29,000
                    Redevelopment Agency of                 SF 7/1/27 @ 100
                    the City of Los Angeles,
                    California, Parking
                    System Revenue Bonds,
                    Cinerama Dome Public
                    Parking Project, ACA
                    Insured, 5.80% Due
                    7/1/2032

                          TAX EXEMPT SECURITIES TRUST
                 CALIFORNIA TRUST 177--PORTFOLIO OF SECURITIES
                             AS OF AUGUST 28, 2000

                                                                              Cost of   Yield on  Annual
                                                               Redemption    Securities Date of  Interest
     Aggregate  Securities Represented by Purchase   Ratings   Provisions     to Trust  Deposit   Income
     Principal               Contracts                 (1)         (2)         (3)(4)     (4)    to Trust
     ---------- ----------------------------------   ------- --------------- ---------- -------- --------

 7.  $  500,000       San Francisco,                    A     7/1/09 @ 101   $  467,075  5.700%  $ 26,250
                      California, State                      SF 7/1/20 @ 100
                      University Foundation,
                      Inc., Auxiliary
                      Organization Student
                      Housing Revenue Bonds,
                      ACA Insured, 5.25% Due
                      7/1/2032
     ----------                                                              ----------          --------
     $3,000,000                                                              $2,919,185          $167,437
     ==========                                                              ==========          ========


  The Notes following the Portfolios are an integral part of each Portfolio of
                                  Securities.

                          TAX EXEMPT SECURITIES TRUST
                  MARYLAND TRUST 113--PORTFOLIO OF SECURITIES
                             AS OF AUGUST 28, 2000

                                                                               Cost of   Yield on  Annual
                                                               Redemption     Securities Date of  Interest
     Aggregate Securities Represented by Purchase   Ratings    Provisions      to Trust  Deposit   Income
     Principal              Contracts                 (1)          (2)          (3)(4)     (4)    to Trust
     --------- ----------------------------------   ------- ----------------- ---------- -------- --------

 1.  $ 500,000      Maryland Health and               A2*     7/1/08 @ 102    $ 448,200   5.750%  $ 25,000
                    Higher Educational                       SF 7/1/20 @ 100
                    Facilities Authority
                    Revenue Bonds, Calvert
                    Memorial Hospital Issue,
                    5.00% Due 7/1/2028
 2.    350,000      Maryland Health and                A      10/1/09 @ 101     321,979   5.500     17,500
                    Higher Educational                      SF 10/1/30 @ 100
                    Facilities Authority
                    Revenue Bonds, Loyola
                    College Issue, 5.00% Due
                    10/1/2039
 3.    500,000      Maryland Health and               A3*     7/1/08 @ 101      451,200   5.900     25,500
                    Higher Educational                       SF 7/1/15 @ 100
                    Facilities Authority,
                    Hospital Refunding and
                    Revenue Bonds, Union
                    Hospital of Cecil County
                    Issue, 5.10% Due
                    7/1/2022
 4.    350,000      City of Gaithersburg,            A-**     1/1/03 @ 102      345,867   5.600     19,250
                    Maryland, First Mortgage                 SF 1/1/16 @ 100
                    Economic Development
                    Refunding Revenue Bonds,
                    Asbury Methodist Homes,
                    Incorporated Facility,
                    5.50% Due 1/1/2020
 5.    125,000      Puerto Rico Industrial            AA     11/15/10 @ 101     131,461   5.500      7,656
                    Tourist, Educational,                   SF 11/15/21 @ 100
                    Medical and
                    Environmental Control
                    Facilities Financing
                    Authority, Hospital
                    Revenue Bonds, Hospital
                    de la Concepcion
                    Project, 6.125%
                    Due 11/15/2025

                          TAX EXEMPT SECURITIES TRUST
                  MARYLAND TRUST 113--PORTFOLIO OF SECURITIES
                             AS OF AUGUST 28, 2000

                                                                               Cost of   Yield on  Annual
                                                                Redemption    Securities Date of  Interest
     Aggregate  Securities Represented by Purchase   Ratings    Provisions     to Trust  Deposit   Income
     Principal               Contracts                 (1)         (2)          (3)(4)     (4)    to Trust
     ---------- ----------------------------------   ------- ---------------- ---------- -------- --------

 6.  $  175,000       Virgin Islands Public             A     10/1/10 @ 101   $  181,041  5.700%  $ 10,719
                      Finance Authority                      SF 10/1/25 @ 100
                      Revenue Bonds, Virgin
                      Islands Gross Receipts
                      Taxes Loan Note, ACA
                      Insured, 6.125% Due
                      10/1/2029
     ----------                                                               ----------          --------
     $2,000,000                                                               $1,879,748          $105,625
     ==========                                                               ==========          ========


  The Notes following the Portfolios are an integral part of each Portfolio of
                                  Securities.

                          TAX EXEMPT SECURITIES TRUST
                 NEW JERSEY TRUST 145--PORTFOLIO OF SECURITIES
                             AS OF AUGUST 28, 2000

                                                                              Cost of   Yield on  Annual
                                                               Redemption    Securities Date of  Interest
     Aggregate Securities Represented by Purchase   Ratings    Provisions     to Trust  Deposit   Income
     Principal              Contracts                 (1)         (2)          (3)(4)     (4)    to Trust
     --------- ----------------------------------   ------- ---------------- ---------- -------- --------

 1.  $ 500,000      New Jersey Health Care            A3*     1/1/10 @ 101   $ 507,645   5.800%  $ 30,000
                    Facilities Financing                    SF 1/1/26 @ 100
                    Authority Revenue Bonds,
                    Hackensack University
                    Medical Center Issue,
                    6.00% Due 1/1/2034
 2.    350,000      New Jersey Health Care             A      7/1/09 @ 101     316,841   5.950     18,375
                    Facilities Financing                    SF 7/1/20 @ 100
                    Authority Revenue Bonds,
                    Palisades Medical Center
                    of New York Presbyterian
                    Healthcare System,
                    Obligated Group Issue,
                    ACA Insured, 5.25% Due
                    7/1/2028
 3.    250,000      New Jersey Health Care            A+      7/1/10 @ 100     248,343   5.800     14,375
                    Facilities Financing                    SF 7/1/21 @ 100
                    Authority Revenue Bonds,
                    Robert Wood Johnson
                    University Hospital,
                    5.75% Due 7/1/2025
 4.    130,000      The Port Authority of             AAA    1/15/06 @ 101     116,737   5.500      6,175
                    New York and New Jersey,                SF 7/15/22 @ 100
                    Consolidated Bonds,
                    AMBAC Insured, 4.75% Due
                    1/15/2026
 5.    220,000      The Port Authority of             AAA    11/1/05 @ 101     180,809   5.550      9,350
                    New York and New Jersey,                SF 11/1/19 @ 100
                    Consolidated Bonds, FGIC
                    Insured, 4.25% Due
                    10/1/2026
 6.    250,000      South Jersey Port                 A+      1/1/03 @ 102     249,750   5.607     14,000
                    Corporation, New Jersey,                SF 1/1/16 @ 100
                    Marine Terminal Revenue
                    Bonds, 5.60%
                    Due 1/1/2023

                          TAX EXEMPT SECURITIES TRUST
                 NEW JERSEY TRUST 145--PORTFOLIO OF SECURITIES
                             AS OF AUGUST 28, 2000

                                                                                Cost of   Yield on  Annual
                                                                Redemption     Securities Date of  Interest
     Aggregate  Securities Represented by Purchase   Ratings    Provisions      to Trust  Deposit   Income
     Principal               Contracts                 (1)          (2)          (3)(4)     (4)    to Trust
     ---------- ----------------------------------   ------- ----------------- ---------- -------- --------

 7.  $  125,000       Puerto Rico Industrial           AA     11/15/10 @ 101   $  131,461  5.500%  $  7,656
                      Tourist, Educational,                  SF 11/15/21 @ 100
                      Medical and
                      Environmental Control
                      Facilities Financing
                      Authority, Hospital
                      Revenue Bonds, Hospital
                      de la Concepcion
                      Project, 6.125% Due
                      11/15/2025
 8.     175,000       Virgin Islands Public             A      10/1/10 @ 101      181,041  5.700     10,719
                      Finance Authority                      SF 10/1/25 @ 100
                      Revenue Bonds, Virgin
                      Islands Gross Receipts
                      Taxes Loan Note, ACA
                      Insured, 6.125% Due
                      10/1/2029
     ----------                                                                ----------          --------
     $2,000,000                                                                $1,932,627          $110,650
     ==========                                                                ==========          ========



  The Notes following the Portfolios are an integral part of each Portfolio of
                                  Securities.

                          TAX EXEMPT SECURITIES TRUST
                  NEW YORK TRUST 182--PORTFOLIO OF SECURITIES
                             AS OF AUGUST 28, 2000

                                                                       Cost of   Yield on  Annual
                                                       Redemption     Securities Date of  Interest
     Aggregate Securities Represented by    Ratings    Provisions      to Trust  Deposit   Income
     Principal     Purchase Contracts         (1)          (2)          (3)(4)     (4)    to Trust
     --------- --------------------------   ------- ----------------- ---------- -------- --------
 1.  $200,000   The City of New York,         A-      3/15/09 @ 101    $181,674   5.650%  $10,000
                General Obligation                  SF 3/15/21 @ 100
                Bonds, 5.00% Due
                3/15/2029
 2.   250,000   The City of New York,         A-     11/15/07 @ 101     244,172   5.650    13,750
                General Obligation                  SF 11/15/28 @ 100
                Bonds, 5.50% Due
                11/15/2037
 3.   340,000   New York State Dormitory      AAA     1/15/09 @ 101     299,135   5.600    16,150
                Authority Lease Revenue             SF 1/15/24 @ 100
                Bonds, Municipal Health
                Facilities, FSA Insured,
                4.75% Due 1/15/2029
 4.   400,000   Dormitory Authority of        AAA     2/1/08 @ 101      352,992   5.600    19,000
                the State of New York,               SF 8/1/17 @ 100
                The New York and
                Presbyterian Hospital,
                FHA Insured Mortgage
                Hospital Revenue Bonds,
                AMBAC Insured, 4.75% Due
                8/1/2027
 5.   250,000   Dormitory Authority of         A      5/15/08 @ 101     218,658   5.650    11,875
                the State of New York,              SF 5/15/21 @ 100
                State University
                Educational Facilities
                Revenue Bonds, 4.75% Due
                5/15/2028
 6.   250,000   New York State Medical        AA      2/15/05 @ 102     258,733   5.500    15,375
                Care Facilities Finance             SF 8/15/18 @ 100
                Agency, FHA Insured
                Mortgage Project Revenue
                Bonds, Kenmore Mercy
                Hospital, 6.15% Due
                2/15/2035
 7.   250,000   Dutchess County, New          A3*     8/1/10 @ 101      253,020   5.600    14,375
                York, Industrial                     SF 8/1/21 @ 100
                Development Agency,
                Civic Facility Revenue
                Bonds, Bard College
                Civic Facility, 5.75%
                Due 8/1/2030
 8.   110,000   Long Island Power             A-      6/1/08 @ 101      108,569   5.600     6,050
                Authority, Electric
                System General Revenue
                Bonds, 5.50% Due
                12/1/2023

                          TAX EXEMPT SECURITIES TRUST
                  NEW YORK TRUST 182--PORTFOLIO OF SECURITIES
                             AS OF AUGUST 28, 2000

                                                                       Cost of   Yield on  Annual
                                                        Redemption    Securities Date of  Interest
     Aggregate  Securities Represented by    Ratings    Provisions     to Trust  Deposit   Income
     Principal      Purchase Contracts         (1)         (2)          (3)(4)     (4)    to Trust
     ---------- --------------------------   ------- ---------------- ---------- -------- --------
  9. $  500,000   TSASC, Inc., New York,      Aa2*     7/15/09@ 101   $  518,605  5.750%  $ 31,250
                  Tobacco Flexible                   SF 7/15/24 @ 100
                  Amortization Bonds,
                  6.25% Due 7/15/2034
 10.    450,000   Virgin Islands Public         A     10/1/10 @ 101      465,534  5.700     27,562
                  Finance Authority                  SF 10/1/25 @ 100
                  Revenue Bonds, Virgin
                  Islands Gross Receipts
                  Taxes Loan Note, ACA
                  Insured, 6.125% Due
                  10/1/2029
     ----------                                                       ----------          --------
     $3,000,000                                                       $2,901,092          $165,387
     ==========                                                       ==========          ========


  The Notes following the Portfolios are an integral part of each Portfolio of
                                  Securities.

NOTES TO PORTFOLIOS OF SECURITIES

(1) For a description of the meaning of the applicable rating symbols as published by Standard & Poor's Ratings Group, a division of McGraw-Hill, Inc., Moody's Investors Service(*) and Fitch Investor Services, Inc.(**), see Part B, "Bond Ratings."

(2) There is shown under this heading the year in which each issue of Bonds initially is redeemable and the redemption price for that year; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter, but not below par. "SF" indicates a sinking fund has been or will be established with respect to an issue of Bonds. The prices at which Bonds may be redeemed or called prior to maturity may or may not include a premium and, in certain cases, may be less than the cost of the Bonds to a Trust. Certain Bonds in a Portfolio, including Bonds listed as not being subject to redemption provisions, may be redeemed in whole or in part other than by operation of the stated redemption or sinking fund provision under certain unusual or extraordinary circumstances specified in the instruments setting forth the terms and provisions of such Bonds. For example, see discussion of obligations of housing authorities in Part B, "Tax Exempt Securities Trust--Portfolio."

(3) Contracts to purchase Bonds were entered into during the period May 12, 2000, through August 28, 2000, with the settlement date on August 31, 2000. The Profit to the Sponsor on Deposit totals $108,226 for the National Trust, $37,670 for the California Trust, $25,287 for the Maryland Trust, $21,125 for the New Jersey Trust and $27,567 for the New York Trust.

(4) Evaluation of the Bonds by the Evaluator is made on the basis of current offering prices for the Bonds. The current offering prices of the Bonds are greater than the current bid prices of the Bonds. The Redemption Price per Unit and the public offering price of the Units in the secondary market are determined on the basis of the current bid prices of the Bonds. (See Part B, "Public Offering--Offering Price" and "Rights of Unit Holders-- Redemption of Units.") Yield on Date of Deposit was computed on the basis of offering prices on the date of deposit. On August 28, 2000, the aggregate bid price of the Bonds was $6,749,343 for the National Trust, $ 2,907,185 for the California Trust, $1,871,748 for the Maryland Trust, $1,924,627 for the New Jersey Trust and $2,889,092 for the New York Trust.

PROSPECTUS--Part B:
--------------------------------------------------------------------------------

 Note that Part B of this Prospectus may not be distributed unless accompanied by Part A.
--------------------------------------------------------------------------------
TAX EXEMPT SECURITIES TRUST

The Trusts

  For over 20 years, Tax Exempt Securities Trust has specialized in quality municipal bond investments designed to meet a variety of investment objectives and tax situations. Tax Exempt Securities Trust is a convenient and cost effective alternative to individual bond purchases. Each Trust is one of a series of similar but separate unit investment trusts. A unit investment trust provides many of the same benefits as individual bond purchases. However, while receiving many of the benefits, the holder of Units (the "Holder") avoids the complexity of analyzing, selecting and monitoring a multi-bond portfolio. Each Trust is also created under the laws of the State of New York by a Trust Indenture and Agreement and related Reference Trust Agreement dated the Date of Deposit (collectively, the "Trust Agreement"), of Salomon Smith Barney Inc., as Sponsor, The Chase Manhattan Bank, as Trustee, and Kenny S&P Evaluation Services, a division of J.J. Kenny Company, Inc., as Evaluator. Each Trust containing Bonds of a State for which such Trust is named (a "State Trust") and each National Trust is referred to herein as the "Trust" and together they are referred to as "Trusts." On the Date of Deposit, the Sponsor deposited contracts and funds (represented by a certified check or checks and/or an irrevocable letter or letters of credit, issued by a major commercial bank) for the purchase of certain interest-bearing obligations (the "Bonds") and/or Units of preceding Series of Tax Exempt Securities Trust (the "Deposited Units"). The Bonds and Deposited Units (if any) are referred to herein collectively as the "Securities." After the deposit of the Securities and the creation of the Trusts, the Trustee delivered to the Sponsor registered certificates of beneficial interest (the "Certificates") representing the units (the "Units") comprising the entire ownership of each Trust. These Units are now being offered hereby. References to multiple Trusts herein should be read as references to a single Trust if Part A indicates the creation of only one Trust.

Objectives

  The objectives of each Trust are tax-exempt income and conservation of capital through an investment in a diversified portfolio of municipal bonds. There is no guarantee that a Trust's objectives will be achieved.

Portfolio

  The Sponsor's investment professionals select Bonds for the Trust portfolios from among the 200,000 municipal bond issues that vary according to bond purpose, credit quality and years to maturity. The following factors, among others, were considered in selecting the Bonds for each Trust:

  . whether the interest on the Bonds selected would be exempt from Federal and/or state income taxes imposed on the Holders;

  . whether the Bonds were rated "A" or better by a major bond rating agency;

  . the maturity dates of the Bonds (including whether such Bonds may be called or redeemed prior to their stated maturity);

  . the diversity of the types of Bonds; and

  . the cost of the Bonds relative to what the Sponsor believes is their value.

The Units

  Each Unit in a Trust represents a fractional undivided interest in the principal and net income of such Trust. If any Units are redeemed after the date of this Prospectus, the principal amount of Bonds in the Trust will be reduced by an amount allocable to redeemed Units. Also, the fractional undivided interest in the Trust represented by each unredeemed Unit will be increased. Units will remain outstanding until redeemed or until the termination of the Trust.

RISK FACTORS

  An investment in Units is subject to the following risks.

Failure of Issuers to Pay Interest and/or Principal

  The primary risk associated with an investment in Bonds is that the issuer of the Bond will default on principal and/or interest payments when due on the Bond. Such a default would have the effect of lessening the income generated by the Trust and/or the value of the Trust's Units. The bond ratings assigned by major rating organizations are an indication of the issuer's ability to make interest and principal payments when due on its bonds. Subsequent to the date of deposit the rating assigned to a bond may decline. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any bond.

Original Issue Discount Bonds and Zero Coupon Bonds

  Certain of the Bonds in the Trust may be original issue discount bonds and/or zero coupon bonds. Original issue discount bonds are bonds originally issued at less than the market interest rate. Zero coupon bonds are original issue discount bonds that do not provide for the payment of current interest. For Federal income tax purposes, original issue discount on such bonds must be accrued over the terms of such bonds. On sale or redemption, the difference between (i) the amount realized (other than amounts treated as tax-exempt income and (ii) the tax basis of such bonds (properly adjusted for the accrual of original issue discount) will be treated as taxable income, gain or loss. See "Taxes" herein.

"When Issued" and "Delayed Delivery" Bonds

  Certain Bonds in a Trust may have been purchased by the Sponsor on a "when issued" basis. Bonds purchased on a "when issued" basis have not yet been issued by their governmental entity on the Date of Deposit (although such governmental entity had committed to issue such Bonds). In the case of these and/or certain other Bonds, the delivery of the Bonds may be delayed ("delayed delivery") or may not occur. The effect of a Trust containing "delayed delivery" or "when issued" Bonds is that Holders who purchased their Units prior to the date such Bonds are actually delivered to the Trustee may have to make a downward adjustment in the tax basis of their Units. Such downward adjustment may be necessary to account for interest accruing on such "when issued" or "delayed delivery" Bonds during the time between the Holders purchase of Units and delivery of such Bonds to a Trust. Such adjustment has been taken into account in computing the Estimated Current Return and Estimated Long-Term Return set forth herein, which is slightly lower than Holders may receive after the first year. To the extent that the delivery of such Bonds is delayed beyond their respective expected delivery dates, the Estimated Current Return and Estimated Long-Term Return for the first year may be lower than indicated in the "Summary of Essential Information" in Part A.

Redemption or Sale Prior to Maturity

  Most of the Bonds in the Portfolio of a Trust are subject to redemption prior to their stated maturity date pursuant to sinking fund or call provisions. A call or redemption provision is more likely to be exercised when the offering price valuation of a bond is higher than its call or redemption price. Such price valuation is likely to be higher in periods of declining interest rates. Certain of the Bonds may be sold or redeemed or otherwise mature. In such cases, the proceeds from such events will be distributed to Holders and will not be reinvested. Thus, no assurance can be given that a Trust will retain for any length of time its present size and composition. To the extent that a Bond was deposited in a Trust at a price higher than the price at which it is redeemable, or at a price higher than the price at which it is sold, a sale or redemption will result in a loss in the value of Units. Monthly distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to sold or redeemed bonds. The Estimated Current Return and Estimated Long-Term Return of the Units may be adversely affected by such sales or redemptions.

Market Discount

  The Portfolio of the Trust may consist of some Bonds whose current market values were below face value on the Date of Deposit. A primary reason for the market value of such Bonds being less than face value at maturity is that the interest coupons of such Bonds are at lower rates than the current market interest rate for comparably rated Bonds. Bonds selling at market discounts tend to increase in market value as they approach maturity. A market discount tax-exempt Bond will have a larger portion of its total return in the form of taxable ordinary income (because market discount income is taxable ordinary income) and less in the form of tax-exempt income than a comparable Bond bearing interest at current market rates. See "Taxes" herein.

Failure of a Contract to Purchase Bonds

  In the event that any contract for the purchase of any Bond fails, the Sponsor is authorized under the Trust Agreement to instruct the Trustee to acquire other securities (the "Replacement Bonds") for inclusion in the Portfolio of the affected Trust. However, in order for the Trustee to acquire any Replacement Bonds, they must be deposited not later than the earlier of (i) the first monthly Distribution Date of the Trust or (ii) 90 days after such Trust was established. The cost and aggregate principal amount of a Replacement Bond may not exceed the cost and aggregate principal amount of the Bond which it replaces. In addition, a Replacement Bond must:

  . be a tax-exempt bond;

  . have a fixed maturity or disposition date comparable to the Bond it replaces;

  . be purchased at a price that results in a yield to maturity and in a current return which is approximately equivalent to the yield to maturity and current return of the Bond which it replaces;

  . be purchased within twenty days after delivery of notice of the failed contracts; and

  . be rated in a category of A or better by a major rating organization.

  Whenever a Replacement Bond has been acquired for a Trust, the Trustee shall, within five days thereafter, notify all Holders of such Trust of the acquisition of the Replacement Bond.

  In the event that a contract to purchase any of the Bonds fails and Replacement Bonds are not acquired, the Trustee will, not later than the second monthly Distribution Date, distribute to Holders the funds attributable to the failed contract. The Sponsor will, in such a case, refund the sales charge applicable to the failed contract. If less than all the funds attributable to a failed contract are applied to purchase Replacement Bonds, the remaining moneys will be distributed to Holders not later than the second monthly Distribution Date. Moreover, the failed contract may reduce the Estimated Net Annual Income per Unit, and may lower the Estimated Current Return and Estimated Long-Term Return of the affected Trust.

Risks Inherent in an Investment in Different Types of Bonds

  The Trust may contain or be concentrated in one or more of the classifications of Bonds referred to below. A Trust is considered to be "concentrated" in a particular category when the Bonds in that category constitute 25% or more of the aggregate value of the Portfolio. An investment in Units of the Trust should be made with an understanding of the risks that these investments may entail, certain of which are described below.

  General Obligation Bonds. Certain of the Bonds in the Portfolio may be general obligations of a governmental entity that are secured by the taxing power of the entity. General obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity's credit will depend on many factors. Some such factors are the entity's tax base, the extent to which the entity relies on Federal or state aid, and other factors which are beyond the entity's control.

  Industrial Development Revenue Bonds ("IDRs"). IDRs including pollution control revenue bonds, are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various projects. These projects are usually operated by corporate entities. IDRs are not general obligations of governmental entities backed by their taxing power. Issuers are only obligated to pay amounts due on the IDRs to the extent that funds are available from the unexpended proceeds of the IDRs or receipts or revenues of the issuer. Payment of IDRs is solely dependent upon the creditworthiness of the corporate operator of the project or corporate guarantor. Such corporate operators or guarantors that are industrial companies may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry.

  Hospital and Health Care Facility Bonds. The ability of hospitals and other health care facilities to meet their obligations with respect to revenue bonds issued on their behalf is dependent on various factors. Some such factors are the level of payments received from private third-party payors and government programs and the cost of providing health care services. There can be no assurance that payments under governmental programs will remain at levels comparable to present levels or will be sufficient to cover the costs associated with their bonds. It also may be necessary for a hospital or other health care facility to incur substantial capital expenditures or increased operating expenses to effect changes in its facilities, equipment, personnel and services. Hospitals and other health care facilities are additionally subject to claims and legal actions by patients and others in the ordinary course of business. There can be no assurance that a claim will not exceed the insurance coverage of a health care facility or that insurance coverage will be available to a facility.

  Single Family and Multi-Family Housing Bonds. Multi-family housing revenue bonds and single family mortgage revenue bonds are state and local housing issues that have been issued to provide financing for various housing projects. Multi-family housing revenue bonds are payable primarily from mortgage loans to housing projects for low to moderate income families. Single-family mortgage revenue bonds are issued for the purpose of acquiring notes secured by mortgages on residences. The ability of housing issuers to make debt service payments on their obligations may be affected by various economic and non-economic factors. Such factors include: occupancy levels, adequate rental income in multi-family projects, the rate of default on mortgage loans underlying single family issues and the ability of mortgage insurers to pay claims. All single family mortgage revenue bonds and certain multi-family housing revenue bonds are prepayable over the life of the underlying mortgage or mortgage pool. Therefore, the average life of housing obligations cannot be determined. However, the average life of these obligations will ordinarily be less than their stated maturities. Mortgage loans are frequently partially or completely prepaid prior to their final stated maturities. To the extent that these obligations were valued at a premium when a Holder purchased Units, any prepayment at par would result in a loss of capital to the Holder and reduce the amount of income that would otherwise have been paid to Holders.

  Power Facility Bonds. The ability of utilities to meet their obligations with respect to bonds they issue is dependent on various factors. These factors include the rates they may charge their customers, the demand for a utility's services and the cost of providing those services. Utilities are also subject to extensive regulations relating to the rates which they may charge customers. Utilities can experience regulatory, political and consumer resistance to rate increases. Utilities engaged in long-term capital projects are especially sensitive to regulatory lags in granting rate increases. Utilities are additionally subject to increased costs due to governmental environmental regulation and decreased profits due to increasing competition. Any difficulty in obtaining timely and adequate rate increases could adversely affect a utility's results of operations. The Sponsor cannot predict at this time the ultimate effect of such factors on the ability of any issuers to meet their obligations with respect to Bonds.

  Water and Sewer Revenue Bonds. Water and sewer bonds are generally payable from user fees. The ability of state and local water and sewer authorities to meet their obligations may be affected by a number of factors. Some such factors are the failure of municipalities to utilize fully the facilities constructed by these authorities, declines in revenue from user charges, rising construction and maintenance costs, impact of environmental requirements, the difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs, the impact of "no growth" zoning ordinances and the continued availability of Federal and state financial assistance and of municipal bond insurance for future bond issues.

  University and College Bonds. The ability of universities and colleges to meet their obligations is dependent upon various factors. Some of these factors, of which an investor should be aware, are the size and diversity of their sources of revenues, enrollment, reputation, management expertise, the availability and restrictions on the use of endowments and other funds, the quality and maintenance costs of campus facilities. Also, in the case of public institutions, the financial condition of the relevant state or other governmental entity and its policies with respect to education may affect an institution's ability to make payments on its own.

  Lease Rental Bonds. Lease rental bonds are predominantly issued by governmental authorities that have no taxing power or other means of directly raising revenues. Rather, the authorities are financing vehicles created solely for the construction of buildings or the purchase of equipment that will be used by a state or local government. Thus, the bonds are subject to the ability and willingness of the lessee government to meet its lease rental payments which include debt service on the bonds. Lease rental bonds are subject to the risk that the lessee government is not legally obligated to budget and appropriate for the rental payments beyond the current fiscal year. These bonds are also subject to the risk of abatement in many states as rental bonds cease in the event that damage, destruction or condemnation of the project prevents its use by the lessee. Also, in the event of default by the lessee government, there may be significant legal and/or practical difficulties involved in the reletting or sale of the project.

  Capital Improvement Facility Bonds. The Portfolio of a Trust may contain Bonds which are in the capital improvement facilities category. Capital improvement bonds are bonds issued to provide funds to assist political subdivisions or agencies of a state through acquisition of the underlying debt of a state or local political subdivision or agency. The risks of an investment in such bonds include the risk of possible prepayment or failure of payment of proceeds on and default of the underlying debt.

  Solid Waste Disposal Bonds. Bonds issued for solid waste disposal facilities are generally payable from tipping fees and from revenues that may be earned by the facility on the sale of electrical energy generated in the combustion of waste products. The ability of solid waste disposal facilities to meet their obligations depends upon the continued use of the facility, the successful and efficient operation of the facility and, in the case of waste-to-energy facilities, the continued ability of the facility to generate electricity on a commercial basis. Also, increasing environmental regulation on the federal, state and local level has a significant impact on waste disposal facilities. While regulation requires more waste producers to use waste disposal facilities, it also imposes significant costs on the facilities.

  Moral Obligation Bonds. The Trust may also include "moral obligation" bonds. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question. Thus, such a commitment generally requires appropriation by the state legislature and accordingly does not constitute a legally enforceable obligation or debt of the state. The agencies or authorities generally have no taxing power.

  Refunded Bonds. Refunded Bonds are typically secured by direct obligations of the U.S. Government, or in some cases obligations guaranteed by the U.S. Government, placed in an escrow account maintained by an independent trustee until maturity or a predetermined redemption date. These obligations are generally noncallable prior to maturity or the predetermined redemption date. In a few isolated instances to date, however, bonds which were thought to be escrowed to maturity have been called for redemption prior to maturity.

  Airport, Port and Highway Revenue Bonds. Certain facility revenue bonds are payable from and secured by the revenues from the ownership and operation of particular facilities, such as airports, highways and port authorities. Airport operating income may be affected by the ability of airlines to meet their obligations under the agreements with airports. Similarly, payment on bonds related to other facilities is dependent on revenues from the projects, such as use fees from ports, tolls on turnpikes and bridges and rents from buildings. Therefore, payment may be adversely affected by reduction in revenues due to such factors and increased cost of maintenance or decreased use of a facility. The Sponsor cannot predict what effect conditions may have on revenues which are dependent for payment on these bonds.

  Special Tax Bonds. Special tax bonds are payable from and secured by the revenues derived by a municipality from a particular tax. Examples of such special taxes are a tax on the rental of a hotel room, on the purchase of food and beverages, on the rental of automobiles or on the consumption of liquor. Special tax bonds are not secured by the general tax revenues of the municipality, and they do not represent general obligations of the municipality. Therefore, payment on special tax bonds may be adversely affected by a reduction in revenues realized from the underlying special tax. Also, should spending on the particular goods or services that are subject to the special tax decline, the municipality may be under no obligation to increase the rate of the special tax to ensure that sufficient revenues are raised from the shrinking taxable base.

  Tax Allocation Bonds. Tax allocation bonds are typically secured by incremental tax revenues collected on property within the areas where redevelopment projects, financed by bond proceeds are located. Such payments are expected to be made from projected increases in tax revenues derived from higher assessed values of property resulting from development in the particular project area and not from an increase in tax rates. Special risk considerations include: reduction of, or a less than anticipated increase in, taxable values of property in the project area; successful appeals by property owners of assessed valuations; substantial delinquencies in the payment of property taxes; or imposition of any constitutional or legislative property tax rate decrease.

  Transit Authority Bonds. Mass transit is generally not self-supporting from fare revenues. Therefore, additional financial resources must be made available to ensure operation of mass transit systems as well as the timely payment of debt service. Often such financial resources include Federal and state subsidies, lease rentals paid by funds of the state or local government or a pledge of a special tax. If fare revenues or the additional financial resources do not increase appropriately to pay for rising operating expenses, the ability of the issuer to adequately service the debt may be adversely affected.

  Convention Facility Bonds. The Portfolio of a Trust may contain Bonds of issuers in the convention facilities category. Bonds in the convention facilities category include special limited obligation securities issued to finance convention and sports facilities payable from rental payments and annual governmental appropriations. The governmental agency is not obligated to make payments in any year in which the monies have not been appropriated to make such payments. In addition, these facilities are limited use facilities that may not be used for purposes other than as convention centers or sports facilities.

  Correctional Facility Bonds. The Portfolio of a Trust may contain Bonds of issuers in the correctional facilities category. Bonds in the correctional facilities category include special limited obligation securities issued to construct, rehabilitate and purchase correctional facilities payable from governmental rental payments and/or appropriations.

  Puerto Rico Bonds. Certain of the Bonds in the Trust may be general obligations and/or revenue bonds of issuers located in Puerto Rico. Such bonds will be affected by general economic conditions in Puerto Rico. The economy of Puerto Rico is fully integrated with that of the mainland United States. During fiscal year 1999, approximately 87% of Puerto Rico's exports were to the United States mainland, which was also the source of 60% of Puerto Rico's imports. In fiscal 1999, Puerto Rico experienced a $9.6 billion positive adjusted merchandise trade balance. The dominant sectors of the Puerto Rico economy are manufacturing and services. Gross product in fiscal 1995 was $28.5 billion ($26.0 billion in 1992 prices) and gross product in fiscal 1999 was $38.2 billion ($29.8 billion in 1992 prices). This represents an increase in gross product of 34.4% from fiscal 1995 to 1999 (14.8% in 1992 prices). According to the Labor Department's Household Employment Survey, average employment increased from 1,051,000 in fiscal 1995 to 1,147,000 in fiscal 1999. Average unemployment decreased from 13.8% in fiscal 1995 to 12.5% in fiscal 1999. The Planning Board's gross product forecast for fiscal 2000, made in October 1999, projected an increase of 2.7% over fiscal 1999.

Insurance

  Certain Bonds (the "Insured Bonds") may be insured or guaranteed by American Capital Access Corporation ("ACA"), Asset Guaranty Insurance Co. ("AGI"), Ambac Assurance Corporation ("AMBAC"), Asset Guaranty Reinsurance Company ("Asset Guaranty"), Capital Markets Assurance Corp. ("CAPMAC"), Connie Lee Insurance Company ("Connie Lee"), Financial Guaranty Insurance Company "Financial Guaranty"), Financial Security Assurance Inc. ("FSA"), or MBIA Insurance Corporation ("MBIA") (collectively, the "Insurance Companies"). The claims-paying ability of each of these companies, unless otherwise indicated, is rated AAA by Standard & Poor's or another acceptable national rating service. Standard & Poor's has assigned an A claims-paying ability to ACA and an AA claims-paying ability to AGI. The ratings are subject to change at any time at the discretion of the rating agencies.

  The cost of this insurance is borne either by the issuers or previous owners of the bonds. The Sponsor does not insure the bonds in conjunction with their deposit in a Trust and makes no representations with regard to the adequacy of the insurance covering any of the Insured Bonds. The insurance policies are non-cancellable and will continue in force so long as the bonds are outstanding and the insurers remain in business. The insurance policies guarantee the timely payment of principal and interest on the Insured Bonds. However, the insurance policies do not guarantee the market value of the Insured Bonds or the value of the Units. The above information relating to the Insurance Companies has been obtained from publicly available information. No representation is made as to the accuracy or adequacy of the information or as to the absence of material adverse changes since the information was made available to the public.

Litigation and Legislation

  To the best knowledge of the Sponsor, there is no litigation pending as of the Date of Deposit in respect of any Bonds which might reasonably be expected to have a material adverse effect upon the Trust. At any time after the Date of Deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted, with respect to Bonds in the Trust. Litigation, for example, challenging the issuance of pollution control revenue bonds under environmental protection statutes may affect the validity of Bonds or the tax-free nature of their interest. While the outcome of litigation of this nature can never be entirely predicted, opinions of bond counsel are delivered on the date of issuance of each Bond to the effect that the Bond has been validly issued and that the interest thereon is exempt from regular Federal income tax. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to make payments due on the Bonds.

Tax Exemption

  From time to time Congress considers proposals to tax the interest on state and local obligations, such as the Bonds. The Supreme Court has concluded that the U.S. Constitution does not prohibit Congress from passing a nondiscriminatory tax on interest on state and local obligations. This type of legislation, if enacted into law, could adversely affect an investment in Units. See "Taxes" herein for a more detailed discussion concerning the tax consequences of an investment in Units. Unit holders are urged to consult their own tax advisers.

TAXES

  This is a general discussion of some of the income tax consequences of the ownership of the Units. It applies only to investors who hold the Units as capital assets. It does not discuss rules that apply to investors subject to special tax treatment, such as securities dealers, financial institutions, insurance companies or anyone who holds Units as part of a hedge or straddle.

The Bonds

  In the opinions of bond counsel delivered on the dates the Bonds were issued (or in opinions to be delivered, in the case of when issued Bonds), the interest on the Bonds is excludable from gross income for regular Federal income tax purposes under the law in effect at that time (except in certain circumstances because of the identity of the holder). However, interest on the Bonds may be subject to state and local taxes. The Sponsor and Paul, Hastings, Janofsky & Walker LLP have not made and will not make any review of the procedures for the issuance of the Bonds or the basis for these opinions.

  In the opinions of bond counsel referred to above, none of the interest received on the Bonds at the time of issuance is subject to the alternative minimum tax for individuals. However, the interest is includible in the calculation of a corporation's alternative minimum tax.

  In the case of certain of the Bonds, the opinions of bond counsel indicate that interest received by a substantial user of the facilities financed with proceeds of the Bonds, or persons related thereto, will not be exempt from regular Federal income tax, although interest on those Bonds received by others generally would be exempt. The term substantial user includes only a person whose gross revenue derived with respect to the facilities financed by the issuance of the Bonds is more than 5% of the total revenue derived by all users of those facilities, or who occupies more than 5% of the usable areas of those facilities or for whom those facilities or a part thereof were specifically constructed, reconstructed or acquired. Related persons are defined to include certain related natural persons, affiliated corporations, partners and partnerships. Similar rules may be applicable for state tax purposes.

  The opinions of bond counsel are limited to law existing at the time the Bonds were issued, and may not apply to the extent that future changes in law, regulations or interpretations affect such Bonds. Interest on some or all of the Bonds may become subject to regular Federal income tax, perhaps retroactively to their dates of issuance, as a result of possible changes in Federal law or as a result of the failure of issuers (or other users of the proceeds of the bonds) to comply with certain ongoing requirements. Failure to meet these requirements could cause the interest on the Bonds to become taxable, thereby reducing the value of the Bonds, subjecting holders of the Bonds to unanticipated tax liabilities and possibly requiring the Trustee to sell the Bonds at reduced values.

  The Sponsor and Paul, Hastings, Janofsky & Walker LLP have not made any investigation as to the current or future owners or users of the facilities financed by the Bonds, the amount of such persons' outstanding tax-exempt private activity bonds, or the facilities themselves, and it is not possible to give any assurance that future events will not affect the tax-exempt status of the Bonds.

  From time to time Congress considers proposals to tax the interest on state and local obligations such as the Bonds and it can be expected that similar proposals, including proposals for a flat tax or consumption tax, may be introduced in the future. The Sponsor cannot predict whether additional legislation in respect of the Federal income tax status of interest on state and local obligations may be enacted and what the effect of such legislation would be on Bonds in the Trust. The Supreme Court has concluded that the U.S. Constitution does not prohibit Congress from passing a nondiscriminatory tax on interest on state and local obligations. This type of legislation, if enacted, could adversely affect an investment in Units. The decision does not, however, affect the current exemption from taxation of the interest earned on the Bonds in the Trust.

  The Internal Revenue Service has expanded, and is continuing to expand its examination program with respect to tax-exempt bonds. The expanded examination program consists of, among other measures, increased enforcement against abusive transactions, broader audit coverage and more comprehensive information reporting on the tax-exempt bond information returns. These developments could affect the tax-exempt status of the Bonds.

  Investors should consult their tax advisors for advice with respect to the effect of these provisions on their particular tax situation.

The Trust

  In the opinion of Paul, Hastings, Janofsky & Walker LLP, special counsel for the Sponsor, under existing law as of the date of this Prospectus:

    The Trusts are not associations taxable as corporations for Federal income tax purposes, and interest on the Bonds that is excludible from Federal gross income when received by the Trusts will be excludible from the Federal gross income of the Holders. Any proceeds paid under the insurance policies described above issued to the Trusts with respect to the Bonds and any proceeds paid under individual policies obtained by issuers of Bonds or other parties that represent maturing interest on defaulted obligations held by the Trusts will be excludible from Federal gross income to the same extent as such interest would have been excludable if paid in the normal course by the issuer of the defaulted obligations.

    Each Holder will be considered the owner of a pro rata portion of the Bonds and any other assets held in the Trust under the grantor trust rules of the Code. Each Holder will be considered to have received its pro rata share of income from Bonds held by the Trust on receipt by the Trust (or earlier accrual, depending on the Holder's method of accounting and depending on the existence of any original issue discount on the Bonds), and each Holder will have a taxable event when an underlying Bond is disposed of (whether by sale, redemption, or payment at maturity) or when the Holder sells, exchanges or redeems its Units.

  The opinion of Paul, Hastings, Janofsky & Walker LLP, which is set forth above, as to the tax status of the Trusts is not affected by the provision of the Trust Agreement that authorizes the acquisition of Replacement Bonds or by the implementation of the option automatically to reinvest principal and interest distributions from the Trusts pursuant to the Reinvestment Programs, described under "Reinvestment Programs" in this Part B.

Other Tax Issues

  The Trust may contain Bonds issued with original issue discount. Holders are required to accrue tax-exempt original issue discount by using the constant interest method provided for the holders of taxable obligations and to increase the basis of a tax-exempt obligation by the amount of any accrued tax-exempt original issue discount. These provisions are applicable to obligations issued after September 3, 1982 and acquired after March 1, 1984. The Trust's tax basis (and the Holder's tax basis) in a Bond is increased by any tax-exempt accrued original issue discount. For Bonds issued after June 9, 1980 that are redeemed prior to maturity, the difference between the Trust's basis, as adjusted, and the amount received will be taxable gain or loss to the Unit holders.

  Holders should consult their own tax advisors with respect to the state and local tax consequences of owning original issue discount bonds. It is possible that in determining state and local taxes, interest on tax-exempt bonds issued with original issue discount may be deemed to be received in the year of accrual even though there is no corresponding cash payment.

  The total cost of a Unit to a Holder, including sales charge, is allocated among the Bonds held in the Trust (in proportion to the values of each Bond) in order to determine the Holder's per Unit tax basis for each Bond. The tax basis reduction requirements of the Code relating to amortization of bond premium discussed below will apply separately to the per Unit cost of each such Bond.

  A Holder will be considered to have purchased its pro rata interest in a Bond at a premium when it acquires a Unit if its tax cost for its pro rata interest in the Bond exceeds its pro rata interest in the Bond's face amount (or the issue price plus accrued original issue discount of an original issue discount bond). The Holder will be required to amortize any premium over the period remaining before the maturity or call date of the Bond. Amortization of premium on a Bond will reduce a Holder's tax basis for its pro rata interest in the Bond, but will not result in any deduction from the Holder's income. Thus, for example, a Holder who purchases a Unit at a price that results in a Bond premium and resells it at the same price will recognize taxable gain equal to the portion of the premium that was amortized during the period the Holder is considered to have held such interest.

  Bond premium must be amortized under the method the Holder regularly employs for amortizing bond premium (assuming such method is reasonable). With respect to a callable bond, the premium must be computed with respect to the call price and be amortized to the first call date (and successively to later call dates based on the call prices for those dates).

  Gain (or loss) realized on a sale, maturity or redemption of the Bonds or on a sale or redemption of a Unit is includible in gross income for Federal, state and local income tax purposes. That gain (or loss) will be capital gain (or loss), assuming that the Unit is held as a capital asset, except for any accrued interest, accrued original issue discount or accrued market discount. When a Bond is sold by the Trust, taxable gain or loss will be realized by the Holder equal the difference between (i) the amount received (excluding the portion representing accrued interest) and (ii) the adjusted basis (including any accrued original issue discount). Taxable gain (or loss) will also result if a Unit is sold or redeemed for an amount different from its adjusted basis to the Holder. The amount received when a Unit is sold or redeemed is allocated among all the Bonds in the Trust in the same manner if the Trust had disposed of the Bonds, and the Holder may exclude accrued interest, including any accrued original issue discount, but not amounts attributable to market discount. The return of a Holder's tax basis is otherwise a tax-free return of capital.

  A Holder may acquire its Units, or the Trust may acquire Bonds at a price that represents a market discount for the Bonds. Bonds purchased at a market discount tend to increase in market value as they approach maturity, when the principal amount is payable, thus increasing the potential for taxable gain (or reducing the potential for loss) on their redemption, maturity or sale. Gain on the disposition of a Bond purchased at a market discount generally will be treated as taxable ordinary income, rather than capital gain, to the extent of any accrued market discount.

  Long-term capital gains realized by non-corporate Holders (with respect to Units and Bonds held for more than one year) will be taxed at a maximum federal income tax rate of 20%, while ordinary income and short-term capital gains received by non-corporate Holders will be taxed at a maximum federal income tax rate of 39.6%. The deductibility of capital losses is limited to the amount of capital gain; in addition, up to $3,000 of capital losses of noncorporate Holders ($1,500 in the case of married individuals filing separate returns) may be deducted against ordinary income. Since the proceeds from the sale of Bonds, under certain circumstances, may not be distributed pro-rata, a Holder's taxable income or gain for any year may exceed its actual cash distributions in that year.

  If the Trust purchases any units of a previously issued unit investment trust series, based on the opinion of counsel with respect to such series the Trust's pro rata ownership interest in the bonds of such series (or any previously issued series) will be treated as though it were owned directly by the Trust.

  Among other things, the Code provides for the following: (1) interest on certain private activity bonds is an item of tax preference included in the calculation of alternative minimum tax, however bond counsel has opined that none of the Bonds in the Trust are covered by this provision; (2) 75% of the amount by which adjusted current earnings (including interest on all tax-exempt bonds) exceed alternative minimum taxable income, as modified for this calculation, will be included in corporate alternative minimum taxable income;
(3) subject to certain exceptions, no financial institution is allowed a deduction for interest expense allocable to tax-exempt interest on bonds acquired after August 7, 1986; (4) the amount of the deduction allowed to property and casualty insurance companies for underwriting loss is decreased by an amount determined with regard to tax-exempt interest income and the deductible portion of dividends received by such companies; (5) an issuer must meet certain requirements on a continuing basis in order for interest on a bond to be tax-exempt, with failure to meet such requirements resulting in the loss of tax exemption; and (6) the branch profits tax on U.S. branches of foreign corporations may have the effect of taxing a U.S. branch of a foreign corporation on the interest on bonds otherwise exempt from tax.

  The Code provides that a portion of social security benefits is includible in taxable income for taxpayers whose "modified adjusted gross income" combined with a portion of their social security benefits exceeds a base amount. The base amount is $32,000 for a married couple filing a joint return, zero for married persons filing separate returns and not living apart at all times during the year, and $25,000 for all others. Interest on tax-exempt bonds is added to adjusted gross income for purposes of determining whether an individual's income exceeds this base amount.

  Certain S corporations, with accumulated earnings and profits from years in which they were subject to regular corporate tax, may be subject to tax on tax-exempt interest.

  If borrowed funds are used by a Holder to purchase or carry Units of the Trust, interest on such indebtedness will not be deductible for Federal income tax purposes. Fees and expenses of the Trust will also not be deductible. Under rules used by the Internal Revenue Service, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units. Similar rules are applicable for purposes of state and local taxation.

  After the end of each calendar year, the Trustee will furnish to each Holder an annual statement containing information relating to the interest received by the Trust on the Bonds, the gross proceeds received by the Trust from the disposition of any Bond (resulting from redemption or payment at maturity of any Bond or the sale by the Trust of any Bond), and the fees and expenses paid by the Trust. The Trustee will also furnish annual information returns to each Holder and to the Internal Revenue Service. Holders are required to report to the Internal Revenue Service the amount of tax-exempt interest received during the year.

EXPENSES AND CHARGES

Initial Expenses

  Investors will reimburse the Sponsor on a per Unit basis, all or a portion of the estimated costs incurred in organizing each Trust including the cost of the initial preparation of documents relating to a Trust, Federal and State registration fees, the initial fees and expenses of the Trustee, legal expenses and any other out-of-pocket expenses. The estimated organization costs will be paid to the Sponsor from the assets of a Trust as of the close of the initial public offering period. To the extent that actual organization costs are less than the estimated amount, only the actual organization costs will be deducted from the assets of a Trust. To the extent that actual organization costs are greater than the estimated amount, only the estimated organization costs added to the Public Offering Price will be reimbursed to the Sponsor. Any balance of the costs incurred in establishing a Trust, as well as advertising and selling expenses and other out-of-pocket expenses will be paid at no cost to the Trusts.

Fees

  The Trustee's, Evaluator's and Sponsor's fees are set forth under the Summary of Essential Information. The Trustee receives for its services as Trustee payable in monthly installments, the amount set forth under Summary of Essential Information. The Trustee's fee is based on the principal amount of Bonds contained in the Trust during the preceding month. The Trustee also receives benefits to the extent that it holds funds on deposit in the various non-interest bearing accounts created under the Indenture.

  The Evaluator's fee, which is earned for Bond evaluations, is received for each evaluation of the Bonds in a Trust as set forth under Summary of Essential Information.

  The Sponsor's fee, which is earned for trust supervisory services, is based on the largest number of Units outstanding during the year. The Sponsor's fee, which is not to exceed the maximum amount set forth under Summary of Essential Information, may exceed the actual costs of providing supervisory services for the Trust. However, at no time will the total amount the Sponsor receives for trust supervisory services rendered to all series of Tax Exempt Securities Trusts in any calendar year exceed the aggregate cost to it of supplying these services in that year. In addition, the Sponsor may also be reimbursed for bookkeeping or other administrative services provided to the Trust in amounts not exceeding its cost of providing those services.

  The fees of the Trustee, Evaluator and Sponsor may be increased without approval of Holders in proportion to increases under the classification "All Services Less Rent" in the Consumer Price Index published by the United States Department of Labor.

Other Charges

  The following additional charges are or may be incurred by a Trust: all expenses of the Trustee (including fees and expenses of counsel and auditors) incurred in connection with its activities under the Trust Agreement, including reports and communications to Holders; expenses and costs of any action undertaken by the Trustee to protect a Trust and the rights and interests of the Holders; fees of the Trustee for any extraordinary services performed under the Trust Agreement; indemnification of the Trustee for any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of a Trust.

  To the extent lawful, the Trust will also pay expenses associated with updating the Trusts' registration statements and maintaining registration or qualification of the Units and/or a Trust under Federal or state securities laws subsequent to initial registration. Such expenses shall include legal fees, accounting fees, typesetting fees, electronic filing expenses and regulatory filing fees. The expenses associated with updating registration statements have been historically paid by a unit investment trust's sponsor. Any payments received by the Sponsor reimbursing it for payments made to update Trusts' registration statements will not exceed the costs incurred by the Sponsors.

  The Trusts shall further incur expenses associated with all taxes and other governmental charges imposed upon the Bonds or any part of a Trust (no such taxes or charges are being levied or made or, to the knowledge of the Sponsor, contemplated). The above expenses, including the Trustee's fee, when paid by or owing to the Trustee, are secured by a lien on the Trust. In addition, the Trustee is empowered to sell Bonds in order to make funds available to pay all expenses. All direct distribution expenses of the Trusts (including the costs of maintaining the secondary market for the Trusts), such as printing and distributing prospectuses, and preparing, printing and distributing any advertisements or sales literature, will be paid at no cost to the Trusts.

PUBLIC OFFERING

Offering Price

  During the initial public offering period, the Public Offering Price of the Units is determined by adding to the Evaluator's determination of the aggregate offering price of the Bonds per Unit a sales charge equal to a percentage of the Public Offering Price of the Units, as set forth in the table below. In addition, during the initial public offering period a portion of the Public Offering Price per Unit also consists of cash in an amount sufficient to pay the per Unit portion of all or a part of the cost incurred in organizing and offering a Trust. After the initial public offering period, the Public Offering Price of the Units of a Trust will be determined by adding to the Evaluator's determination of the aggregate bid price of the Bonds per Unit a sales charge equal to 5.00% of the Public Offering Price (5.263% of the aggregate bid price of the Bonds per Unit). A proportionate share of accrued and undistributed interest on the Bonds in a Trust at the date of delivery of the Units to the purchaser is also added to the Public Offering Price.

  During the initial public offering period, the sales charge and dealer concession for the Trusts will be reduced as follows:

                           Percent of                 Percent of
                             Public                   Net Amount                 Dealer
Units Purchased+         Offering Price                Invested                Concession
----------------         --------------               ----------               ----------
      1-99                   4.70%                      4.932%                   $33.00
    100-249                  4.25%                      4.439%                   $32.00
    250-499                  4.00%                      4.167%                   $30.00
    500-999                  3.50%                      3.627%                   $25.00
1,000 or more                3.00%                      3.093%                   $20.00

------------
+ The reduced sales charge is also applied on a dollar basis utilizing a breakpoint equivalent in the above table of $1,000 for one Unit, etc. Units held in the name of the spouse or child under the age of 21 of the purchaser are deemed to be registered in the name of the purchaser for purposes of calculating the applicable sales charge.

  The holders of units of any unit investment trust sponsored by the Sponsor (the "Exchangeable Series") may exchange units of the Exchangeable Series for Units of a Trust of this Series at their relative net asset values, subject to a fixed sales charge of $25 per Unit. See "Exchange Option" herein.

  The Sponsor may at any time change the amount by which the sales charge is reduced, or discontinue the discount completely.

  Employees of the Sponsor and its subsidiaries, affiliates and employee-related accounts may purchase Units at a Public Offering Price equal to the Evaluator's determination of the aggregate offering price of the Bonds per Unit plus a sales charge of .50%. In addition, during the initial public offering period a portion of the Public Offering Price per Unit also consists of cash in an amount sufficient to pay the per Unit portion of all or a part of the cost incurred in organizing and offering a Trust. After the initial public offering period such purchases may be made at a Public Offering Price equal to the Evaluator's determination of the aggregate bid price of the Bonds per Unit plus a sales charge of .50%. Sales through such plans to employees of the Sponsor result in less selling effort and selling expenses than sales to the general public. Participants in the Smith Barney Asset OneSM Program and in the Reinvestment Program of any series of the Trust may purchase Units at a Public Offering Price equal to the Evaluator's determination of the aggregate offering price of the Bonds (plus cash held by the Trust for organization and offering costs) per Unit during the initial offering period and after the initial offering period at a Public Offering Price equal to the Evaluator's determination of the aggregate bid price of the Bonds per Unit. Participants in the Smith Barney Asset OneSM Program are subject to certain fees for specified securities brokerage and execution services.

Method of Evaluation

  During the initial public offering period, the aggregate offering price of the Bonds is determined by the Evaluator (1) on the basis of current offering prices for Bonds, (2) if offering prices are not available for any Bonds, on the basis of current offering prices for comparable securities, (3) by appraisal, or (4) by any combination of the above. Such determinations are made each business day as of the Evaluation Time set forth in the Summary of Essential Information. Following the initial public offering period, the aggregate bid price of the Bonds will be determined by the Evaluator (1) on the basis of the current bid prices for the Bonds, (2) if bid prices are not available for any Bonds, on the basis of current bid prices of comparable securities, (3) by appraisal, or (4) by any combination of the above. Such determinations will be made each business day as of the Evaluation Time set forth in the Summary of Essential Information. The term "business day," as used herein shall exclude Saturdays, Sundays and any day on which the New York Stock Exchange is closed. The difference between the bid and offering prices of the Bonds may be expected to average approximately 1 1/2% of principal amount of the Bonds. In the case of actively traded securities, the difference may be as little as 1/2 of 1%, and in the case of inactively traded securities such difference will usually not exceed 3%. On the Date of Deposit for each Trust the aggregate current offering price of such Bonds per Unit exceeded the bid price of such Bonds per Unit by the amounts set forth under Summary of Essential Information.

Distribution of Units

  During the initial public offering period Units of a Trust will be distributed to the public at the Public Offering Price through the Underwriters and dealers. The initial public offering period is 30 days unless all Units of a Trust are sold prior thereto, in which case the initial public offering period terminates with the sale of all Units. So long as all Units initially offered have not been sold, the Sponsor may extend the initial public offering period for up to four additional successive 30-day periods. Upon completion of the initial public offering, Units which remain unsold or which may be acquired in the secondary market may be offered by this Prospectus at the Public Offering Price determined in the manner provided for secondary market sales.

  It is the Sponsor's intention to qualify Units of a Trust for sale through the Underwriters and dealers who are members of the National Association of Securities Dealers, Inc. Units of a State Trust will be offered for sale only in the State for which the Trust is named, except that Units of a New York Trust will also be offered for sale to residents of the State of Connecticut, the State of Florida and the Commonwealth of Puerto Rico. Units will initially be sold to dealers at prices which represent a concession equal to the amount designated in the tables under "Public Offering--Offering Price." The Sponsor reserves the right to change the amount of the concession to dealers from time to time and to vary the amount of the concession to affiliated dealers. After the initial offering period the dealer concession is negotiated on a case-by-case basis.

  Sales will be made only with respect to whole Units, and the Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. A purchaser does not become a Holder or become entitled to exercise the rights of a Holder (including the right to redeem his Units) until he has paid for his Units. Generally, such payment must be made within five business days after an order for the purchase of Units has been placed. The price paid by a Holder is the Public Offering Price in effect at the time his order is received, plus accrued interest. This price may be different from the Public Offering Price in effect on any other day, including the day on which he made payment for the Units.

Market for Units

  While the Sponsor is not obligated to do so, its intention is to maintain a market for the Units of a Trust and continuously to offer to purchase such Units at prices based upon the aggregate bid price of the underlying Bonds. The Sponsor may cease to maintain such a market at any time and from time to time without notice if the supply of Units of a Trust of this Series exceeds demand or for any other reason. In this event the Sponsor may nonetheless purchase Units at prices based on the current Redemption Price of those Units. In the event that a market is not maintained for the Units of a Trust, a Holder desiring to dispose of its Units may be able to do so by tendering such Units to the Trustee for redemption at the Redemption Price.

Exchange Option

  Holders may exchange their Units of this Series for units of any series of Tax Exempt Securities Trust (the "Exchange Trust") available for sale in the state in which the Holder resides. Such exchange will be at a Public Offering Price for the units of the Exchange Trust to be acquired based on a fixed sales charge of $25 per unit. The terms of the Exchange Option will also apply to holders who wish to exchange units of an Exchangeable Series for Units of a Trust of this Series. The Sponsor reserves the right to modify, suspend or terminate this plan at any time without further notice to Holders. Therefore, there is no assurance that the Exchange

Option will be available to a Holder. Exchanges will be effected in whole units only. If the proceeds from the Units being surrendered are less than the cost of a whole number of units being acquired, the exchanging Holder will be permitted to add cash in an amount to round up to the next highest number of whole units.

  An exchange of Units pursuant to the Exchange Option for units of an Exchange Trust, or units of an Exchangeable Series for Units of a Trust, will generally constitute a taxable event under the Code, i.e., a Holder will recognize a gain or loss at the time of exchange. However, an exchange of Units of this Trust for units of any other series of the Tax Exempt Securities Trust, or units of an Exchangeable Series for Units of a Trust of this Series, which are grantor trusts for U.S. Federal income tax purposes, will not constitute a taxable event to the extent that the underlying securities in each trust do not differ materially either in kind or in extent. Holders are urged to consult their own tax advisors as to the tax consequences to them of exchanging Units in particular cases.

  Units of the Exchange Trust or a Trust of this Series will be sold under the Exchange Option at the bid prices (for trusts being offered in the secondary market) and offer prices (for trusts being offered in the primary market) of the underlying securities in the particular portfolio involved per unit plus a fixed charge of $25 per unit. Sales to dealers will be made at prices which represent a concession. The amount of the concession will be established at the time of sale by the Sponsor. As an example, assume that a Holder, who has three units of a trust with a current price of $1,020 per unit based on the bid prices of the underlying securities, desires to exchange his Units for units of a series of an Exchange Trust with a current price of $880 per unit based on the bid prices of the underlying securities. In this example, the proceeds from the Holder's units will aggregate $3,060. Since only whole units of an Exchange Trust or a Trust may be purchased under the Exchange Option, the Holder would be able to acquire three units in the Exchange Trust for a total cost of $2,715 ($2,640 for the units and $75 for the sales charge) and would also receive $345 for the fractional Unit.

Reinvestment Programs

  Distributions of interest and/or principal are made to Holders monthly. The Holder has the option of either receiving a monthly income check from the Trustee or participating in one of the reinvestment programs offered by the Sponsor provided such Holder meets the minimum qualifications of the reinvestment program and such program lawfully qualifies for sale in the jurisdiction in which the Holder resides. Upon enrollment in a reinvestment program, the Trustee will direct monthly interest distributions and principal distributions to the reinvestment program selected by the Holder. Since the Sponsor has arranged for different reinvestment alternatives Holders should contact the Sponsor for more complete information, including charges and expenses. The appropriate prospectus will be sent to the Holder. The Holder should read the prospectus for a reinvestment program carefully before deciding to participate. Participation in the reinvestment program will apply to all Units of a Trust owned by a Holder and may be terminated at any time by the Holder. The program may also be modified or terminated by the Trustee or the program's Sponsor.

Sponsor's and Underwriters' Profits

  The Underwriters receive a commission based on the sales charge of a particular Trust as adjusted pursuant to the agreement among Underwriters. The Sponsor receives a gross commission equal to the applicable sales charge for any Units they have underwritten, and receive the difference between the applicable sales charge and the Underwriter's commission for the remainder of the Units. In addition, the Sponsor may realize profits or sustain losses in the amount of any difference between the cost of the Bonds to a Trust and the purchase price of such Bonds to the Sponsor. Under certain circumstances, an Underwriter may be entitled to share in such profits, if any, realized by the Sponsor. The Sponsor may also realize profits or sustain losses with respect to Bonds deposited in a Trust which were acquired from its own organization or from underwriting syndicates of which it was a member. During the initial public offering period the Underwriters also may realize profits or sustain losses as a result of fluctuations after the Date of Deposit in the offering prices of the Bonds and hence in the Public Offering Price received by the Underwriters for Units. Cash made available to the Sponsor prior to the anticipated first settlement date for the purchase of Units may be used in the Sponsor's businesses to the extent permitted by applicable regulations.

  In maintaining a market for the Units the Sponsor will also realize profits or sustain losses in the amount of any difference between the price at which they buy such Units and the price at which they resell or redeem such Units.

RIGHTS OF HOLDERS

Certificates

  Ownership of Units may be evidenced by registered certificates executed by the Trustee and the Sponsor. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer.

  Certificates may be issued in denominations of one Unit or any multiple thereof. A Holder may be required to pay $2.00 per certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Holder must furnish indemnity satisfactory to the Trustee and must pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

Distribution of Interest and Principal

  Interest and principal received by a Trust will be distributed on each monthly Distribution Date on a pro rata basis to Holders of record in such Trust as of the preceding Record Date. All distributions will be net of applicable expenses and funds required for the redemption of Units and, if applicable, reimbursements to the Trustee for interest payments advanced to Holders on previous Distribution Dates.

  The Trustee will credit to the Interest Account of a Trust all interest received by such Trust, including that part of the proceeds of any disposition of Bonds of such Trust which represents accrued interest. Other receipts will be credited to the Principal Account of a Trust. The pro rata share of the Interest Account and the pro rata share of cash in the Principal Account represented by each Unit of a Trust will be computed by the Trustee each month as of the Record Date. Proceeds received from the disposition of any of the Bonds subsequent to a Record Date and prior to the next succeeding Distribution Date will be held in the Principal Account and will not be distributed until the following Distribution Date. The distribution to the Holders as of each Record Date will be made on the following Distribution Date or shortly thereafter. Such distributions shall consist of an amount substantially equal to one-twelfth of such Holders' pro rata share of the estimated annual income to the Interest Account after deducting estimated expenses (the "Monthly Income Distribution") plus such Holders' pro rata share of the cash balance in the Principal Account computed as of the close of business on the preceding Record Date. Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date following their purchase of Units. No distribution need be made from the Principal Account if the balance therein is less than an amount sufficient to distribute $5.00 per Unit. The Monthly Income Distribution per Unit initially will be in the amount shown under Summary of Essential Information for a Trust. The Monthly Income Distribution will change as the income and expenses of such Trust change and as Bonds are exchanged, redeemed, paid or sold.

  Normally, interest on the Bonds is paid on a semi-annual basis. Because Bond interest is not received by a Trust at a constant rate throughout the year any Monthly Income Distribution may be more or less than the amount credited to the Interest Account as of the Record Date. In order to eliminate fluctuations in Monthly Income Distributions resulting from such variances, the Trustee is required by the Trust Agreement to advance such amounts as may be necessary to provide Monthly Income Distributions of approximately equal amounts. The Trustee will then be reimbursed, without interest, for any such advances from funds available from the Interest Account on the next ensuing Record Date. If all or a portion of the Bonds for which advances have been made subsequently fail to pay interest when due, the Trustee may recoup such advances by reducing the amount distributed per Unit in one or more Monthly Interest Distributions. If Units are redeemed subsequent to such advances by the Trustee, each remaining Holder will be subject to a greater pro rata reduction in his Monthly Interest Distribution. To the extent it is unable to recoup advances from the Interest Account, the Trustee is also entitled to withdraw from the Principal Account. Funds which are available for future distributions, payments of expenses and redemptions are in accounts which are non-interest bearing to Holders and are available for use by The Bank of New York pursuant to normal banking procedures. The Trustee is entitled to the benefit of any reasonable cash balances in the Income and Principal Accounts. Because of the varying interest payment dates of the Bonds, accrued interest may at any point in time be greater than the amount of interest distributed to Holders. This excess accrued but undistributed interest amount will be added to the value of the Units on any purchase made after the Date of Deposit. If a Holder sells all or a portion of his Units a portion of his sale proceeds will be allocable to his proportionate share of the accrued interest. Similarly, if a Holder redeems all or a portion of his Units, the Redemption Price per Unit which he is entitled to receive from the Trustee will also include his accrued interest on the Bonds.

  As of the first day of each month the Trustee will deduct from the Interest Account of a Trust amounts necessary to pay the expenses of such Trust. To the extent there are not sufficient funds in the Interest Account to pay Trust expenses, the Trustee is also entitled to withdraw from the Principal Account. The Trustee also may withdraw from the accounts such amounts it deems necessary to establish a reserve for any governmental charges payable out of a Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee returns any part of such amounts to the appropriate account. In addition, the Trustee may withdraw from the Interest Account and the Principal Account such amounts as may be necessary to cover redemption of Units by the Trustee.

  The Trustee has agreed to advance to a Trust the amount of accrued interest due on the Bonds from their respective issue dates or previous interest payment dates through the Date of Deposit. This accrued interest amount will be paid to the Sponsor as the holder of record of all Units on the first settlement date for the Units. Consequently, when the Sponsor sells Units of a Trust, the amount of accrued interest to be added to the Public Offering Price of the Units purchased by an investor will include only accrued interest from the day after the Date of Deposit through the date of settlement of the investor's purchase (normally three business days after purchase), less any distributions from the Interest Account. The Trustee will recover its advances to a Trust (without interest or other cost to such Trust) from interest received on the Bonds deposited in such Trust.

Reports and Records

  The Trustee shall furnish Holders in connection with each distribution a statement of the amount of interest and the amount of other receipts which are being distributed, expressed in each case as a dollar amount per Unit. In the event that the issuer of any of the Bonds fails to make payment when due of any interest or principal and such failure results in a change in the amount which would otherwise be distributed as a monthly distribution, the Trustee will, with the first such distribution following such failure, set forth in an accompanying statement, the issuer and the Bond, the amount of the reduction in the distribution per Unit resulting from such failure, the percentage of the aggregate principal amount of Bonds which such Bond represents and information regarding any disposition or legal action with respect to such Bond. Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Holder of record, a statement (1) as to the Interest
Account: interest received, deductions for payment of applicable taxes and for fees and expenses of a Trust, redemptions of Units and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (2) as to the Principal Account: the dates of disposition of any Bonds and the net proceeds received therefrom (excluding any portion representing interest), deductions for payments of applicable taxes and for fees and expenses of a Trust, redemptions of Units, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (3) a list of the Bonds held and the number of Units outstanding on the last business day of such calendar year; (4) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (5) amounts actually distributed during such calendar year from the Interest Account and from the Principal Account. The accounts of a Trust shall be audited not less frequently than annually by independent auditors designated by the Sponsor, and the report of such auditors shall be furnished by the Trustee to Holders upon request.

  The Trustee shall keep available for inspection by Holders at all reasonable times during usual business hours, books of record and account of its transactions as Trustee including records of the names and addresses of Holders, certificates issued or held, a current list of Bonds in the Portfolio of a Trust and a copy of the Trust Agreement.

Redemption of Units

  Units may be tendered to the Trustee for redemption at its unit investment trust office at 101 Barclay Street, New York, New York 10286, upon payment of any relevant tax. At the present time there are no specific taxes related to the redemption of the Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be canceled.

  Certificates for Units to be redeemed must be properly endorsed or accompanied by a written instrument of transfer. Holders must sign exactly as their name appears on the face of the certificate with the signature guaranteed by an officer of a national bank or trust company or by a member of either the New York, Midwest or Pacific Stock Exchange. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

  Within seven calendar days following such tender, the Holder will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except as regards Units received after the close of trading on the New York Stock Exchange, the date of tender is the next day on which such Exchange is open for trading.

  Accrued interest paid on redemption shall be withdrawn from the Interest Account, or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is empowered to sell Bonds in order to make funds available for redemption. Such sales could result in a sale of Bonds by the Trustee at a loss. To the extent Bonds are sold the size and diversity of a Trust will be reduced.

  The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the underlying Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted.

Computation of Redemption Price per Unit

  The Redemption Price per Unit of a Trust is determined by the Trustee on the basis of the bid prices of the Bonds in such Trust as of the Evaluation Time on the date any such determination is made. The Redemption Price per Unit of a Trust is each Unit's pro rata share, determined by the Trustee, of: (1) the aggregate value of the Bonds in such Trust on the bid side of the market (determined by the Evaluator as set forth below), (2) cash on hand in such Trust (other than funds covering contracts to purchase Bonds), and accrued and unpaid interest on the Bonds as of the date of computation, less (a) amounts representing taxes or governmental charges payable out of such Trust, (b) the accrued expenses of such Trust, and (c) cash held for distribution to Holders of such Trust of record as of a date prior to the evaluation. As of the close of the initial public offering period the Redemption Price per Unit will be reduced to reflect the organization costs per Unit of a Trust. To the extent that actual organization costs are less than the estimated amount, only the actual organization costs will be deducted from the assets of a Trust.

Purchase by the Sponsor of Units Tendered for Redemption

  The Trust Agreement requires that the Trustee notify the Sponsor of any tender of Units for redemption. So long as the Sponsor maintains a bid in the secondary market, the Sponsor, prior to the close of business on the second succeeding business day, will purchase any Units tendered to the Trustee. Such a purchase by the Sponsor will be at the price so bid by making payment to the Holder in an amount not less than the Redemption Price and not later than the day on which the Units would otherwise have been redeemed by the Trustee.

  The offering price of any Units resold by the Sponsor will be the Public Offering Price determined in the manner provided in this Prospectus. Any profit resulting from the resale of such Units will belong to the Sponsor. The Sponsor likewise will bear any loss resulting from a lower offering or redemption price subsequent to their acquisition of such Units.

SPONSOR

  Salomon Smith Barney Inc. ("Salomon Smith Barney"), was incorporated in Delaware in 1960 and traces its history through predecessor partnerships to 1873. On September 1, 1998, Salomon Brothers Inc. merged with and into Smith Barney Inc. ("Smith Barney") with Smith Barney surviving the merger and changing its name to Salomon Smith Barney Inc. The merger of Salomon Brothers Inc. and Smith Barney followed the merger of their parent companies in November 1997. Salomon Smith Barney, an investment banking and securities broker-dealer firm, is a member of the New York Stock Exchange, Inc. and other major securities and commodities exchanges, the National Association of Securities Dealers, Inc. and the Securities Industry Association. Salomon Smith Barney is an indirect wholly-owned subsidiary of Citigroup Inc. Salomon Smith Barney or an affiliate is investment adviser, principal underwriter or distributor of 60 open-end investment companies and investment manager of 12 closed-end investment companies. Salomon Smith Barney also sponsors all Series of Corporate Securities Trust, Government Securities Trust, Harris, Upham Tax-

Exempt Fund and Tax Exempt Securities Trust, and acts as sponsor of most Series of Defined Assets Funds.

Limitations on Liability

  The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to Holders for taking any action or refraining from any action in good faith or for errors in judgment. The Sponsor shall also not be responsible in any way for depreciation or loss incurred by reason of the sale of any Bonds, except in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Responsibility

  Although the Trusts are not actively managed as mutual funds are, the portfolios are reviewed periodically on a regular cycle. The Sponsor is empowered to direct the Trustee to dispose of Bonds when certain events occur that adversely affect the value of the Bonds. Such events include: default in payment of interest or principal, default in payment of interest or principal on other obligations of the same issuer, institution of legal proceedings, default under other documents adversely affecting debt service, decline in price or the occurrence of other market or credit factors, or decline in projected income pledged for debt service on revenue Bonds and advanced refunding that, in the opinion of the Sponsor, may be detrimental to the interests of the Holders. The Sponsor intends to provide Portfolio supervisory services for each Trust in order to determine whether the Trustee should be directed to dispose of any such Bonds.

  It is the responsibility of the Sponsor to instruct the Trustee to reject any offer made by an issuer of any of the Bonds to issue new obligations in exchange and substitution for any Bonds pursuant to a refunding or refinancing plan. However, the Sponsor may instruct the Trustee to accept such an offer or to take any other action with respect thereto as the Sponsor may deem proper if the issuer is in default with respect to such Bonds or in the judgment of the Sponsor the issuer will probably default in respect to such Bonds in the foreseeable future.

  Any obligations so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as Bonds originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Bonds the Trustee is required to give notice thereof to each Holder, identifying the Bonds eliminated and the Bonds substituted therefor. Except as stated in this and the preceding paragraph, the acquisition by a Trust of any securities other than the Bonds initially deposited in the Trust is prohibited.

Resignation

  If the Sponsor resigns or becomes unable to perform its duties under the Trust Agreement, and no express provision is made for action by the Trustee in such event, the Trustee may appoint a successor sponsor or terminate the Trust Agreement and liquidate the Trusts.

TRUSTEE

  The Trustee is The Chase Manhattan Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Company and the Board of Governors of the Federal Reserve System. In connection with the storage and handling of certain Bonds deposited in the Trust, the Trustee may use the services of The Depository Trust Company. These services may include safekeeping of the Bonds and coupon-clipping, computer book-entry transfer and institutional delivery services. The Depository Trust Company is a limited purpose trust company organized under the Banking Law of the State of New York, a member of the Federal Reserve System and a clearing agency registered under the Securities Exchange Act of 1934.

Limitations on Liability

  The Trustee shall not be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any moneys, securities or certificates or in respect of any evaluation or for any action taken in good faith reliance on prima facie properly executed documents except in cases of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties. In addition, the Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of a Trust which the Trustee may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction.

Resignation

  By executing an instrument in writing and filing the same with the Sponsor, the Trustee and any successor may resign. In such an event the Sponsor is obligated to appoint a successor trustee as soon as possible. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Trust Agreement. Such resignation or removal shall become effective upon the acceptance of appointment by the successor trustee. If no successor has accepted the appointment within thirty days after notice of resignation, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

EVALUATOR

  The Evaluator is Kenny S&P Evaluation Services, a division of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., with main offices located at 65 Broadway, New York, New York 10006.

Limitations on Liability

  The Trustee, Sponsor and Holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determination by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor, or Holders for errors in judgment. But this provision shall not protect the Evaluator in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Responsibility

  The Trust Agreement requires the Evaluator to evaluate the Bonds of a Trust on the basis of their bid prices on the last business day of June and December in each year, on the day on which any Unit of such Trust is tendered for redemption and on any other day such evaluation is desired by the Trustee or is requested by the Sponsor.

Resignation

  The Evaluator may resign or may be removed by the joint action of the Sponsor and the Trustee. Should such removal occur, the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by a successor evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

AMENDMENT AND TERMINATION OF THE TRUST AGREEMENT

Amendment

  The Sponsor and the Trustee have the power to amend the Trust Agreement without the consent of any of the Holders when such an amendment is (1) to cure any ambiguity or to correct or supplement any provision of the Trust Agreement which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interests of the Holders. However, the Trust Agreement may not be amended to increase the number of Units issuable or to permit the deposit or acquisition of securities either in addition to or in substitution for any of the Bonds initially deposited in a Trust. In the event of any amendment, the Trustee is obligated to notify promptly all Holders of the substance of such amendment.

Termination

  The Trust Agreement provides that if the principal amount of Bonds held in Trust is less than 50% of the principal amount of the Bonds originally deposited in such Trust, the Trustee may in its discretion and will, when directed by the Sponsor, terminate such Trust. A Trust may be terminated at any time by 100% of the Holders. However, in no event may a Trust continue beyond the Mandatory Termination Date set forth under "Summary of Essential Information." In the event of termination, written notice thereof will be sent by the Trustee to all Holders. Within a reasonable period after termination, the Trustee will sell any Bonds remaining in the affected Trust. Then after paying all expenses and charges incurred by such Trust, the Trustee will distribute to each Holder, upon surrender for cancellation of his certificate for Units, his pro rata share of the balances remaining in the Interest and Principal Account of such Trust.

MISCELLANEOUS

Legal Opinion

  The legality of the Units has been passed upon by Paul, Hastings, Janofsky & Walker LLP, 399 Park Avenue, New York, New York 10022, as special counsel for the Sponsor.

Auditors

  The statements of financial condition and the portfolios of securities included in this Prospectus have been audited by KPMG LLP, independent auditors, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

Performance Information

  Sales material may compare tax-equivalent yields of long-term municipal bonds to long-term U.S. Treasury bonds and to the Bond Buyer Revenue Bond Index. Such information is based on past performance and is not indicative of future results. Yields on taxable investment are generally higher than those of tax-exempt securities of comparable maturity. While income from municipal bonds is exempt from federal income taxes, income from Treasuries is exempt from state and local taxes. Since Treasuries are considered to have the highest possible credit quality, the difference in yields is somewhat narrower than if compared to corporate bonds with similar ratings and maturities.

BOND RATINGS+

  All ratings shown under Part A, "Portfolio of Securities", except those identified otherwise, are by Standard & Poor's.

------------
+ As described by the rating agencies.

Standard & Poor's

  A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers, or lessees. The bond rating is not a recommendation to purchase or sell a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.

  The ratings are based, in varying degrees, on the following considerations:

    I. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

    II. Nature of and provisions of the obligation; and

    III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

  AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

  AA--Bonds rated AA have a very strong capacity to pay interest and repay principal, and in the majority of instances they differ from AAA issues only in small degrees.

  A--Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

  BBB--Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for bonds in this category than for bonds in the higher-rated categories.

  Plus (+) or Minus (-): To provide more detailed indications of credit quality, the ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  Provisional Ratings: The letter "p" following a rating indicates the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judgment with respect to such likelihood and risk.

  Conditional rating(s), indicated by "Con" are given to bonds for which the continuance of the security rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows and/or the security rating is conditional upon the issuance of insurance by the respective insurance company.

Moody's

  A brief description of the applicable Moody's rating symbols and their meanings is as follows:

  Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa--Bonds which are rated Baa are considered as medium grade obligations: i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Rating symbols may include numerical modifiers "1," "2," or "3." The numerical modifier "1" indicates that the security ranks at the high end, "2" in the mid-range, and "3" nearer the low end of the generic category. These modifiers of rating symbols "Aa," "A" and "Baa" are to give investors a more precise indication of relative debt quality in each of the historically defined categories.

Fitch

  AAA--These bonds are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

  AA--These bonds are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue.

  A--These bonds are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

  BBB--These bonds are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however are more likely to weaken this ability than bonds with higher ratings.

  A "+" or a "-" sign after a rating symbol indicates relative standing in its rating.

Duff & Phelps

  AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

  AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

  A--Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

  A "+" or a "-" sign after a rating symbol indicates relative standing in its rating.

FEDERAL TAX FREE VS. TAXABLE INCOME

  This table shows the approximate yields which taxable securities must earn in various income brackets to produce, after Federal income tax, returns equivalent to specified tax-exempt bond yields. The table is computed on the theory that the taxpayer's highest bracket tax rate is applicable to the entire amount of any increase or decrease in his taxable income resulting from a switch from taxable to tax-exempt securities or vice versa. The table reflects projected effective Federal income tax rates and tax brackets for the 2000 taxable year. Because the Federal rate brackets are subject to adjustment based on changes in the Consumer Price Index, the taxable equivalent yields for subsequent years may vary somewhat from those indicated in the table. Use this table to find your tax bracket. Read across to determine the approximate taxable yield you would need to equal a return free of Federal income tax.

2000 Tax Year
-------------------------------------------------------------------------------

   Taxable Income Bracket                            Tax Exempt Yield
                               Federal Effective
                                 Tax    Federal
Joint Return   Single Return   Bracket Tax Rate  4.00%  4.50%  5.00%  5.50%  6.00%  6.50%
                                             Taxable Equivalent Yield
------------------------------------------------------------------------------------------
$      0-
  43,850      $      0- 26,250  15.00%   15.00%  4.71%  5.29%  5.88%  6.47%   7.06%  7.65%
$ 43,851-
 105,950      $ 26,251- 63,550  28.00    28.00   5.56   6.25   6.94   7.64    8.33   9.03
$105,951-
 128,950      $ 63,551-128,950  31.00    31.00   5.80   6.52   7.25   7.97    8.70   9.42
$128,951-
 161,450      $128,951-132,600  31.00    31.93   5.88   6.61   7.35   8.08    8.81   9.55
$161,451-
 288,350      $132,601-288,350  36.00    37.08   6.36   7.15   7.95   8.74    9.54  10.33
Over
 $288,350     Over $288,350     39.60    40.79   6.76   7.60   8.44   9.29   10.13  10.98
------------------------------------------------------------------------------------------

Note: This table reflects the following:
  1 Taxable income, as reflected in the above table, equals Federal adjusted gross income (AGI), less personal exemptions and itemized deductions. However, certain itemized deductions are reduced by the lesser of (i) three percent of the amount of the taxpayer's AGI over $128,950, or (ii) 80 percent of the amount of such itemized deductions otherwise allowable. The effect of the three percent phase out on all itemized deductions and not just those deductions subject to the phase out is reflected above in the Federal tax rates through the use of higher effective Federal tax rates. In addition, the effect of the 80 percent cap on overall itemized deductions is not reflected on this table. Federal income tax rules also provide that personal exemptions are phased out at a rate of two percent for each $2,500 (or fraction thereof) of AGI in excess of $193,400 for married taxpayers filing a joint tax return and $128,950 for single taxpayers. The effect of the phase out of personal exemptions is not reflected in the above table.
  2 Interest earned on municipal obligations may be subject to the federal alternative minimum tax. This provision is not incorporated into the table.
  3 The taxable equivalent yield table does not incorporate the effect of graduated rate structures in determining yields. Instead, the tax rates used are the highest marginal tax rates applicable to the income levels indicated within each bracket.
  4 Interest earned on all municipal obligations may cause certain investors to be subject to tax on a portion of their Social Security and/or railroad retirement benefits. The effect of this provision is not included in the above table.

PROSPECTUS--Part C:
--------------------------------------------------------------------------------

  Note: Part C of this Prospectus may not be distributed unless accompanied by
                                 Parts A and B.
--------------------------------------------------------------------------------
TAX EXEMPT SECURITIES TRUST--THE STATE TRUSTS

  Potential purchasers of the Units of a State Trust should consider the fact that the Trust's Portfolio consists primarily of Bonds issued by the state for which such State Trust is named or its municipalities or authorities and realize the substantial risks associated with an investment in such Bonds. Each State Trust is subject to certain additional risk factors. The Sponsor believes the discussions of risk factors summarized below describe some of the more significant aspects of the State Trusts. The sources of such information are the official statements of issuers as well as other publicly available documents. While the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects. Investment in a State Trust should be made with an understanding that the value of the underlying Portfolio may decline with increases in interest rates.

California Trust

  Risk Factors--The following information is a brief summary of factors affecting the economy of the State of California and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based primarily upon one or more publicly available offering statements relating to debt offerings of California issuers; however, it has not been updated. The Trust has not independently verified the information.

  General Economic Conditions. The economy of the State of California (sometimes referred to herein as the "State") is the largest among the 50 states and one of the largest in the world. This diversified economy has major components in high technology, trade, entertainment, agriculture, tourism, construction and services.

  California's July 1, 1999 population of over 34 million people represented over 12 percent of the total United States population.

  California's population is concentrated in metropolitan areas. As of the April 1, 1990 census, 96 percent of population resided in the 23 Metropolitan Statistical Areas in the State. As of July 1, 1998, the five-county Los Angeles area accounted for 49 percent of the State's population, with 16.0 million residents. The 10-county San Francisco Bay Area represented 21%, with a population of 7.0 million.

  California: 1995-96 through 1998-99 Fiscal Years. From 1990-1993, the State suffered through a severe recession. The State's financial condition improved markedly during the 1995-96 through 1998-99 fiscal years (which year begins on July 1 and ends on June 30), with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on the actions taken in earlier years. The State's cash position also improved, and no external deficit borrowing has occurred over the end of these four fiscal years. The last borrowing to spread out the repayment of a budget deficit over the end of a fiscal year was the repayment of revenue anticipation warrants in April 1996.

  The economy grew strongly during these fiscal years, and as a result, the General Fund (which is the primary revenue account of the State, holding all revenues received by the State Treasury that are not required to be credited to a special fund and earnings from investments not required to be allocated to another fund) took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97, $2.4 billion in 1997-98 and $1.7 billion in 1998-99) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97 and particularly in 1998-99 to fund program incentives. The accumulated budget deficit from the recession years was finally eliminated. The Department of Finance estimated that the State's budget reserve totaled $639.8 million as of June 30, 1997 and $1.782 billion at June 30, 1998.

  The 1998-99 Fiscal Year Budget. The following were major features of the 1998 Budget Act and certain additional fiscal bills enacted before the end of the legislative session:

  1. The most significant feature of the 1998-99 budget was agreement on a total of $1.4 billion of tax cuts. The central element was a bill which provided for a phased-in reduction of the Vehicle License Fee ("VLF"). Since the VLF is transferred to cities and counties under existing law, the bill provided for the General Fund to replace the lost revenues. Starting on January 1, 1999, the VLF has been reduced by 25 percent, at a cost to the General Fund of approximately $500 million in the 1998-99 fiscal year and about $1 billion annually thereafter.

  In addition to the cut in VLF, the 1998-99 budget included both temporary and permanent increases in the personal income tax dependent credit ($612 million General Fund cost in 1998-99, but less in future years), a nonrefundable renters tax credit ($133 million), and various targeted business tax credits ($106 million).

  2. Proposition 98 funding for local schools and community colleges ("K-14") was increased by $1.7 billion in General Fund moneys over revised 1997-98 levels, over $300 million higher than the minimum Proposition 98 guarantee. Of the 1998-99 funds, major new programs included money for instructional and library materials, deferred maintenance, support for increasing the school year to 180 days and reduction of class sizes in Grade 9. The Budget also included $250 million as repayment of prior years' loans to schools, as part of the settlement of the California Teachers' Association v. Gould lawsuit.

  3. Funding for higher education increased substantially above the actual 1997-98 level. General Fund support was increased by $340 million (15.6 percent) for the University of California and $267 million (14.1 percent) for the California State University system. In addition, Community Colleges funding increased by $300 million (6.6 percent).

  4. The budget included increased funding for health, welfare and social services programs. A 4.9 percent grant increase was included in the basic welfare grants, the first increase in those grants in 9 years.

  5. Funding for the judiciary and criminal justice programs increased by about 11 percent over 1997-98, primarily to reflect increased State support for local trial courts and rising prison population.

  6. Major legislation enacted after the 1998 Budget Act included new funding for resources projects, a share of the purchase of the Headwaters Forest, funding for the Infrastructure and Economic Development Bank ($50 million) and funding for the construction of local jails. The State realized savings of $433 million from a reduction in the State's contribution to the State Teachers' Retirement System in 1998-99.

  Final tabulation of revenues and expenditures contained in the proposed 2000-01 January Governor's Budget (the "Governor's Budget") reveals that stronger than expected economic conditions in the State produced total 1998-99 General Fund revenues of about $58.6 billion, almost $1.6 billion above the 1998 Budget Act estimates. Actual General Fund expenditures were $57.8 billion, the amount estimated at the 1998 Budget Act. Some of this additional revenue was directed to K-14 schools pursuant to Proposition 98.

  1999-00 Fiscal Year Budget. The final 1999-00 Budget Bill was adopted by the Legislature on June 16, 1999, and was signed by the Governor on June 29, 1999 (the "1999 Budget Act"), meeting the Constitutional deadline for budget enactment for only the second time in the 1990's.

  The final 1999 Budget Act estimated general fund revenues and transfers of $63.0 billion, and contained expenditures totaling $63.7 billion after the Governor used his line-item veto to reduce the legislative Budget Bill expenditures by $581 million (both General Fund and special fund). The 1999 Budget Act also contained expenditures of $16.1 billion from special funds and $1.5 billion from bond funds. The Administration estimated that the reserve fund would have a balance at June 30, 2000 of about $880 million. Not included in this amount was an additional $300 million which (after the Governor's vetoes) was "set aside" to provide funds for employee salary increases (to be negotiated in bargaining with employee unions), and for litigation reserves. The 1999 Budget Act anticipates normal cash flow borrowing during the fiscal year.

  The principal features of the 1999 Budget Act include the following:

  1. Proposition 98 funding for kindergarten through grade 12 ("K-12") schools was increased by $1.6 billion in General Fund moneys over revised 1998-99 levels, $108.6 million higher than the minimum Proposition 98 guarantee. Of the 1999-00 funds, major new programs included money for reading improvement, new textbooks, school safety, improving teacher quality, funding teacher bonuses, providing greater accountability for school performance, increasing preschool and after school care programs and funding deferred maintenance of school facilities. The Budget also includes $310 million as repayment of prior years' loans to schools, as part of the settlement of the California Teachers' Association v. Gould lawsuit.

  2. Funding for higher education increased substantially above the actual 1998-99 level. General Fund support was increased by $184 million (7.3 percent) for the University of California ("UC") and $126 million (5.9 percent) for the California State University ("CSU") system. In addition, community colleges funding increased by $324.3 million (6.6 percent). As a result, undergraduate fees at UC and CSU will be reduced for the second consecutive year, and the per-unit charge at community colleges will be reduced by $1.

  3. The budget included increased funding of nearly $600 million for health and human services.

  4. About $800 million from the General Fund was directed toward infrastructure costs, including $425 million in additional funding for the Infrastructure Bank, initial planning costs for a new prison in the Central Valley, additional equipment for train and ferry service, and payment of deferred maintenance for state parks.

  5. The Legislature enacted a one-year additional reduction of 10 percent of the VLF for calendar year 2000, at a General Fund cost of about $250 million in each of fiscal year 1999-00 and 2000-01 to make up lost funding to local governments. Conversion of this one-time reduction to a permanent cut will remain subject to the revenue tests in the legislation adopted last year. Several other targeted tax cuts, primarily for businesses, were also approved, at a cost of $54 million in 1990-00

  6. A one-time appropriation of $150 million, to be split between cities and counties, was made to offset property tax shifts during the early 1990's. Additionally, an ongoing $50 million was appropriated as a subvention to cities for jail booking or processing fees charged by counties when an individual arrested by city personnel is taken to a county detention facility.

  The proposed 2000-01 Governor's Budget also reflects the latest estimated costs or savings for the 1999-00 Fiscal Year as provided in various pieces of legislation passed and signed after the 1999 Budget Act. The 1999-00 budget now includes $730 million for various departments for enrollment, caseload and population changes and $562 million for Smog Impact Fee refunds. On May 15, 2000, Governor Davis released his revised proposed budget (the "2000 May Revision"), which shows revised 1999-00 revenues at a $70.9 billion or $5.8 billion higher than projections in the January Governor's Budget. Revised 1999-00 expenditures are $67.3 billion.

  Proposed 2000-01 Fiscal Year Budget. On January 10, 2000, Governor Davis released his

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proposed budget for Fiscal Year 2000-01. The 2000-01 Governor's Budget
generally reflects that General Fund revenues for Fiscal Year 1999-00 will be higher than projections made at the time of the 1999 Budget Act.

  The 2000 May Revision projects General Fund revenues and transfers in 2000-01 of $73.7 billion, up from the January Budget forecast of $68.2 billion. This includes anticipated payments from the tobacco litigation settlement of approximately $389 million and the receipt of one-time revenue from the sale of assets. In January, the Governor proposed $167 million in tax reduction initiatives, with the 2000 May Revision adding at least $7.93 billion of additional tax relief.

  The 2000 May Revision proposes General Fund expenditures of $78.2 billion. Included in the Budget are set-asides of $500 million for legal contingencies, $200 million for various one-time legislative initiatives (up from $100 million in the January Governor's Budget) and $592 million for a liquidation of encumbrances reserve. At the time of the release of the 2000 May Revision, on May 15, 2000, the Department of Finance projected the State's budget reserve fund would have a balance of about $6.9 billion at June 30, 2000, compared to the amount of $880 million projected at the time the 1999 Budget Act was signed on June 29, 1999. The 2000 May Revision provides an additional $530 million to increase the State's budget reserve fund at June 30, 2001 to $1.8 billion.

  The 2000 May Revision establishes K-12 education as a top priority, accounting for $30.5 billion or 39 percent of the 2000-01 General Fund expenditures.

  Future Budgets. It cannot be predicted what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.

  Local Government. The primary units of local government in California are the counties, ranging in population from 1,200 (Alpine) to over 9,600,000 (Los Angeles). Counties are responsible for the provision of many basic services, including indigent healthcare, welfare, courts, jails and public safety in unincorporated areas. There are also about 470 incorporated cities and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services.

  In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax money's including taking over the principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990's, the Legislature eliminated most of the remaining components of post-Proposition 13 aid to local government entities other than K-14 education districts by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the Legislature also provided additional funding sources (such as sales taxes) and reduced certain mandates for local services. Since then the State has also provided additional funding to counties and cities through such programs as health and welfare realignment, welfare reform, trial court restructuring, the Citizens' Option for Public Safety Program supporting local public safety departments and various other measures.

  The 1999 Budget Act includes a $150 million one-time subvention from the General Fund to local agencies for relief from the 1992 and 1993 property tax shifts. Legislation has been passed, subject to voter approval at the election in November 2000, to provide a more permanent payment to local governments to offset the property tax shift. In addition, legislation was enacted in 1999 to provide approximately $35.8 million annual relief to cities based on 1997-98 costs of jail booking and processing fees paid to counties.

  The entire statewide welfare system has been changed in response to the change in federal welfare law enacted in 1996. Under the new basic state welfare system, California Work Opportunity and Responsibility to Kids ("CalWORKs"), counties are given flexibility to develop their own plans, consistent with State law, to implement Welfare-to-Work and to administer many of its elements and their costs for administrative and support services are capped at 1996-97 levels. Counties are also given financial incentives if, at the individual county level or statewide, the CalWORKs program produces savings associated with specified Welfare-to-Work outcomes; counties may also suffer penalties for failing to meet federal standards. Under CalWORKs, counties will still be required to provide "general assistance" aid to certain persons who cannot obtain welfare from other programs.

  Counties have been successful in earning performance incentive payments and have earned amounts in excess of the available appropriation for 1998-99 and, it is estimated, for 1999-00 as well. The Administration proposes to repeal or modify the current incentive structure in 2000-01 to permit adequate funding for other CalWORKs program demands in the future.

  To date, the implementation of the CalWORKs program has continued the trend of declining welfare caseloads. According to the 2000 May Revision, the 1999-00 average monthly CalWORKs caseload of 580,000 represents a decrease of 9.6 percent from 1998-99. For 2000-01, the caseload is projected to be 549,000 in 2000-01, down from a high of 921,000 cases in 1994-95, 8,000 below the January Budget projection and a 5.3 percent decrease from the 1999-00 projection. The longer-term impact of the new federal law and CalWORKs is being evaluated by the RAND Corporation, with a series of reports to be furnished and the final report due October 2001.

  The 2000-01 CalWORKs budget reflects California's success in meeting the federally-mandated work participation requirements for federal fiscal year 1998. With that goal being met, the federally-imposed maintenance-of-effort ("MOE") level for California is reduced from 80 percent of the federal fiscal year 1994 baseline expenditures for the former Aid to Families with Dependent Children ("AFDC") program ($2.9 billion) to 75 percent ($2.7 billion). It is still uncertain if the State will meet the work participation requirements for federal fiscal year 1999; however, due to program changes, it is expected that California will meet the work participation goal in federal fiscal year 2000 and beyond. In addition, California will receive a Temporary Assistance for Needy Families ("TANF") High Performance Bonus award of $45.5 million. This one-time bonus is awarded to states for their successes in moving welfare recipients to work and sustaining their participation in the workforce.

  The 2000-01 Governor's Budget proposes expenditures that will continue to meet, but not exceed, the federally-required $2.7 billion combined State and county MOE requirement. Total CalWORKs-related expenditures are estimated to be $7.2 billion for 1999-00 and $7.0 billion for 2000-01, including child care transfer amounts for the Department of Education.

  Historically, funding for the State's trial court system was divided between the State and the counties. However, Chapter 850, Statutes of 1997, implements a restructuring of the State's trial court funding system. In 1997-98, funding for the courts, with the exception of costs for facilities, local judicial benefits, and revenue collection, was consolidated at the State level. The county contribution for both their general fund and fine and penalty amounts is capped at the 1994-95 level and becomes part of the Trial Court Trust Fund, which supports all trial court operations. The State assumes responsibility for future growth in trial court funding. The consolidation of funding is intended to streamline the operation of the courts, provide a dedicated revenue source, and relieve fiscal pressure on the counties. Beginning in 1998-99, county general fund contribution for court operations is reduced by $290 million, and cities retained $62 million in fine and penalty revenue previously remitted to the State. The General Fund reimbursed the $352 million revenue loss to the Trial Court Trust Fund. The 1999 Budget Act included funds to further reduce the county general fund contribution by an additional $96 million. The 2000 May Revision proposes an augmentation of $8.6 million for Trial Court Funding to fund the increased costs for existing services that counties provide to the courts.

  On November 5, 1996, voters approved Proposition 218, entitled the "Right to Vote on Taxes Act," which incorporates new Articles XIII C and XIII D into the California Constitution. These new provisions enact limitations on the ability of local government agencies to impose or raise various taxes, fees, charges and assessments without voter approval. Certain "general taxes" imposed after January 1, 1995 must be approved by voters in order to remain in effect. In addition, Article XIII C clarifies the right of local voters to reduce taxes, fees, assessments or charges through local initiatives. There are a number of ambiguities concerning the Proposition and its impact on local governments and their bonded debt which will require interpretation by the courts or the State Legislature. Proposition 218 does not affect the State or its ability to levy or collect taxes.

  Constitutional and Statutory Limitations; Recent Initiatives; Pending Legislation. Article XIII A of the California Constitution (which resulted from the voter-approved Proposition 13 in 1978) limits the taxing powers of California public agencies. Article XIII A provides that the maximum ad valorem tax on real property cannot exceed one percent of the "full cash value" of the property and effectively prohibits the levying of any other ad valorem tax on real property for general purposes. However, on May 3, 1986, Proposition 46, an amendment to Article XIII A, was approved by the voters of the State of California, creating a new exemption under Article XIII A permitting an increase in ad valorem taxes on real property in excess of one percent for bonded indebtedness approved by two-thirds of the voters voting on the proposed indebtedness. "Full cash value" is defined as "the county assessor's valuation of real property as shown on the 1975-76 tax bill under "full cash value' or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The "full cash value" is subject to annual adjustment to reflect increases (not to exceed two percent) or decreases in the consumer price index or comparable local data, or to reflect reductions in property value caused by damage, destruction or other factors.

  Article XIII B of the California Constitution limits the amount of appropriations of the State and of the local governments to the amount of appropriations of the entity for the prior year, adjusted for changes in the cost of living, population and the services that local government have financial responsibility for providing. To the extent that the revenues of the State and/or local government exceed its appropriations limit over a two-year period, 50 percent of the excess revenues must be allocated to Proposition 98 spending and 50 percent must be rebated to the public either directly or through a tax decrease. Expenditures for voter-approved debt services are not included in the appropriations limit. The Legislative Analyst's Office, in an April 13, 2000 report, notes that if the extraordinary revenue increases currently being experienced are sustained, then the spending limit could become a fiscal constraint in 1999-00 and/or 2000-01.

  On November 8, 1988, voters of the State approved Proposition 98, a combined initiative

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

constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State appropriations funding, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (as modified by Proposition 111, which was enacted on June 5, 1990), K-14 schools are guaranteed the greater of
(a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in California Constitution Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or
(c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth. Legislation adopted prior to the end of the 1988-89 Fiscal Year, implementing Proposition 98, determined the K-14 schools' funding guarantee under Test 1 to be 40.3 percent of the General Fund tax revenues, based on 1986-87 appropriations. However, that percent has been adjusted to approximately 35 percent to account for a subsequent redirection of local property taxes, since such redirection directly affects the share of General Fund revenues to schools.

  Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

  During the recession in the early 1990's, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlement. By implementing these actions, per-pupil funding from Proposition 98 sources stayed almost constant at approximately $4,220 from Fiscal Year 1991-92 to Fiscal Year 1993-94.

  In 1992, a lawsuit was filed, called California Teachers' Association v. Gould, that challenged the validity of these off-budget loans. The settlement of this case, finalized in July 1996, provides, among other things, that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State will repay $935 million by forgiveness of the amount owed, while schools will repay $825 million. The State's share of the repayment will be reflected as an appropriation above the current Proposition 98 base calculation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact.

  Substantially increased General Fund revenues, above initial budget projections, in the 1994-95 through 1998-99 Fiscal Years have resulted or will result in retroactive increases in Proposition 98 appropriations from subsequent Fiscal Years' budgets. Because of the State's increasing revenues, per-pupil funding at the K-12 level has increased by about 50 percent from the level in place in 1991-92, and is estimated in the 2000 May Revision at about $6,672 per average daily attendance ("ADA") in 2000-01. A significant amount of the "extra" Proposition 98 monies in the last few years has been allocated to special programs, including an initiative to increase the number of computers in schools throughout the State. Furthermore, since General Fund revenue growth is expected to continue in 2000-01, the Governor has also proposed new initiatives to improve student achievement, provide better teacher recruitment and training, and provide schools with advanced technology and the opportunity to form academic partnerships to help them meet increased expectations. The 2000 May Revision proposes total Proposition 98 spending of $42.7 billion in 2000-01, which includes $1.1 billion in spending above the required guarantee level. This augmentation will become a permanent part of the ongoing Proposition 98 base amount.

  At the November 1998 election, voters approved Proposition 2. This Proposition required the General Fund to repay loans made from certain transportation special accounts (such as the State Highway Account) at least one per Fiscal Year, or up to 30 days after adoption of the annual Budget Act. Since the General Fund may reborrow from the transportation accounts soon after the annual repayment is made, the Proposition is not expected to have any adverse impact on the State's cash flow.

  Future Initiatives. Articles XIII A, XIII B, XIII C and XIII D were each adopted as measures that qualified for the ballot pursuant to the State's initiative process. From time to time, other initiative measures could be adopted that could affect revenues of the State or public agencies within the State.

  Tobacco Litigation. In late 1998, the State signed a settlement agreement with the four major cigarette manufacturers. The State agreed to drop its lawsuit and not to sue in the future. Tobacco manufacturers agreed to billions of dollars in payments and restrictions in marketing activities. Under the settlement, the manufacturers will pay California governments a total of approximately $25 billion over a period of 25 years. In addition, payments of approximately $1 billion per year will continue in perpetuity. Under the settlement, half of the moneys will be paid to the State and half to local governments (all counties and the cities of San Diego, Los Angeles, San Francisco and San Jose). The State's revised 1999-00 Budget includes receipt of $517 million of settlement money to the General Fund. The Governor's Budget for 2000-01 projects receipt of $388 million of settlement money to the General Fund.

  The specific amount to be received by the State and local governments is subject to adjustment. Details in the settlement allow reduction of the companies' payments because of federal government actions, or reductions in cigarette sales. Settlement payments can increase due to inflation or increases in cigarette sales. The "second initial" payment, received in December 1999, was 14 percent lower than the base settlement amount due to reduced sales. Future payment estimates have been reduced by a similar percentage. In the event that any of the tobacco companies goes into bankruptcy, the State could seek to terminate the agreement with respect to those companies filing bankruptcy actions, thereby reinstating all claims against those companies. The State may then pursue those claims in the bankruptcy litigation, or as otherwise provided by law. Also, several parties have brought a lawsuit challenging the settlement and seeking damages. (See "Pending Litigation" below.)

  Pending Litigation. The State of California is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State might require the State to make significant future expenditures or impair future revenue sources. The litigation summarized below does not include litigation pending against local governmental agencies. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations. The litigation summaries presented below are based primarily upon one or more publicly available offering statements relating to debt offerings of California issuers and other readily available public information sources. The Trust has not independently verified the information. Some of the more significant lawsuits pending against the State are described below.

  On December 24, 1997, a consortium of California counties filed a test claim with the Commission on State Mandates (the "Commission") asking the Commission to determine whether the property tax shift from counties to school districts beginning in 1993-94, is a reimbursable state-mandated cost. The test claim was heard on October 29, 1998, and the Commission found in favor of the State. In October 1999, the Superior Court of Sonoma County overturned the Commission's decision. The State has appealed. Should the final decision on this matter be in favor of the counties, the impact to the State General Fund could be as high as $10.0 billion. In addition, there would be an annual Proposition 98 General Fund cost of at least $3.75 billion. This cost would grow in accordance with the annual assessed value growth rate.

  In January of 1997, California experienced major flooding in six different areas with preliminary estimates of property damage of approximately $1.6 to $2.0 billion. In McMahon v. the State of California, a substantial number of plaintiffs have joined suit against the State, local agencies, and private companies and contractors seeking compensation for the damages they suffered as a result of the 1997 flooding. After various pre-trial proceedings, the State filed its answer to the plaintiffs' complaint in January 2000. The State is defending the action.

  The State is a defendant in Ceridian Corporation v. Franchise Tax Board, a suit that challenges the constitutionality of a Revenue & Taxation Code section that limits deductions for insurance dividends to those dividends paid from earnings previously subject to California taxation. On August 13, 1998, the trial court issued a judgment against the Franchise Tax Board. The Franchise Tax Board has appealed the judgment. Briefing has been completed. The State has taken the position that, if the challenged section of the Revenue & Taxation Code is struck down, all deductions relating to dividends would be eliminated and the result would be additional income to the State. Plaintiffs, however, contend that if they prevail, the deduction should be extended to all dividends, which would result in a one-time liability for open years of approximately $60 million, including interest, and an annual revenue loss of approximately $10 million. No date has yet been set for oral argument.

  The State is also a defendant in First Credit Bank etc. v. Franchise Tax Board, which challenges a Revenue & Taxation Code section similar to the one challenged in the Ceridian case, but applicable to a different group of corporate taxpayers. The State's motion for summary judgment is currently pending and a trial date has been set in April 2000. A decision in the Ceridian case could impact the outcome of this case. The State has taken the position that, if the challenged section of the Revenue & Taxation Code is struck down, all deductions relating to dividends would be eliminated and the result would be additional income to the State. Plaintiffs, however, contend that if they prevail, the deduction should be extended to all dividends that would result in a one-time liability for open years of approximately $385 million, including interest, and an annual revenue loss of approximately $60 million.

  Plaintiffs in County of San Bernardino v. Barlow Respiratory Hospital and related actions seek mandamus relief requiring the State to retroactively increase out-patient Medi-Cal reimbursement rates. Plaintiffs have estimated the damages to be several hundred million dollars. The

State is defending these cases, as well as related federal cases addressing the calculation of Medi-Cal reimbursement rates in the future.

  The State is involved in a lawsuit, Thomas Hayes v. Commission on State Mandates, related to state-mandated costs. The action involves an appeal by the Director of Finance from a 1984 decision by the State Board of Control (now succeeded by the Commission on State Mandates). The Board of Control decided in favor of local school districts' claims for reimbursement for special education programs for handicapped students. The case was then brought to the trial court by the State and later remanded to the Commission for redetermination. The Commission expanded the claim to include supplemental claims filed by several other educational institutions. To date, the Legislature has not appropriated funds. The Commission issued a decision in December 1998 determining that a small number of components of the State's special education program are state-mandated local costs. The administrative proceeding is in the "parameters and guidelines" stage where the Commission is considering whether and to what extent the costs associated with the state-mandated components of the special education program are offset by funds that the State already allocates to that program. The State's position is that all costs are offset by existing funding. The State has the option to seek judicial review of the mandate finding. Potential liability of the State, if all potentially eligible school districts pursue timely claims, has been estimated by the Department of Finance to be in excess of $1.5 billion, if the State is not credited for its existing funding of the program. Currently a cost-related hearing has been postponed to June 2000, while the parties attempt settlement.

  The State is involved in a lawsuit related to contamination at the Stringfellow toxic waste site. In United States, People of the State of California v. J.B. Stringfellow, Jr., et al., the State is seeking recovery for post costs of cleanup of the site, a declaration that the defendants are jointly and severally liable for future costs, and an injunction ordering completion of the cleanup. However, the defendants have filed a counterclaim against the State for alleged negligent acts, resulting in significant findings of liability against the State as owner, operator, and generator of wastes taken to the site. The State has appealed the rulings. Present estimates of the cleanup range from $400 million to $600 million. Potential State liability falls within this same range. However, all or a portion of any judgment against the State could be satisfied by recoveries from the State's insurance carriers. The State has filed a suit against certain of these carriers. The trial is expected to begin in early 2001.

  The State is a defendant in Paterno v. State of California, a coordinated action involving 3,000 plaintiffs seeking recovery for damages caused by the Yuba River flood of February 1986. The appellate court affirmed the trial court finding of liability in inverse condemnation and awarded damages of $500,000 to a sample of plaintiffs. Potential liability to the remaining 300 plaintiffs, from claims filed, ranges from $800 million to $1.5 billion. In 1992, the State and plaintiffs filed appeals. In August 1999, the court of appeal issued a decision reversing the trial court's judgment against the State and remanding the case for retrial on the inverse condemnation cause of action. The California Supreme Court denied plaintiffs' petition for review. No trial date has been set, but a trial management conference has been set for May 26, 2000.

  On June 24, 1998, plaintiffs in Howard Jarvis Taxpayers Association et al. v. Kathleen Connell filed a complaint for certain declaratory and injunctive relief challenging the authority of the State Controller to make payments from the State Treasury in the absence of a state budget. On July 21, 1998, the trial court issued a preliminary injunction prohibiting the State Controller from paying moneys from the State Treasury for Fiscal Year 1998-99, with certain limited exceptions, in the absence of a state budget. The preliminary injunction, among other things, prohibited the State Controller from making any payments pursuant to any continuing appropriation. On July 22 and 27, 1998, various employee unions which had intervened in the case appealed the trial court's preliminary injunction and asked the Court of Appeal to stay the preliminary injunction. On July 28, 1998, the Court of Appeal granted the unions' requests and stayed the preliminary injunction pending the Court of Appeal's decision on the merits of the appeal. On August 5, 1998, the Court of Appeal denied the plaintiffs' request to reconsider the stay. Also on July 22, 1998, the State Controller asked the California Supreme Court to immediately stay the trial court's preliminary injunction and to overrule the order granting the preliminary injunction on the merits. On July 29, 1998, the Supreme Court transferred the State Controller's request to the Court of Appeal. The matters are now pending before the Court of Appeal. Briefs are being submitted; no date has yet been set for oral argument.

  The State is involved in two refund actions, Cigarettes Cheaper!, et al. v. Board of Equalization, et al., and California Assn. of Retail Tobacconists
(CART), et al. v. Board of Equalization, et al., that challenge the constitutionality of Proposition 10, approved by the voters in 1998. Plaintiffs allege that Proposition 10, which increases the excise tax on tobacco products, violates 11 sections of the California Constitution and related provisions of law. Plaintiffs Cigarettes Cheaper! seek declaratory and injunctive relief and a refund of over $4 million. The CART case, filed by retail tobacconists in San Diego, seeks a refund of $5 million. The State is contesting these cases. The State has filed a motion for judgment on the pleadings and several plaintiffs have filed a motion for summary judgment. These various motions are pending before the trial court. If the statute is declared unconstitutional, exposure may include the entire $750 million collected annually with interest.

  The State is involved in two cases challenging the constitutionality of the interest offset provisions of the Revenue and Taxation Code: Hunt-Wesson, Inc.,
v. Franchise Tax Board and F.W. Woolworth Co. and Kinney Shoe Corporation v. Franchise Tax Board. In both cases, the Franchise Tax Board prevailed in the California court of appeal and the California Supreme Court denied taxpayers' petitions for review. In both cases, the United States Supreme Court granted certiorari. On February 22, 2000, the United States Supreme Court reversed and remanded the Hunt-Wesson case to the California court of appeal for further proceedings. Although the Court did not take similar action in the Woolworth Co. case, it is anticipated that it will do so. The Franchise Tax Board recently estimated that the adverse decisions in these cases will result in a reduction in state revenues of approximately $15 million annually, with past year collection and interest exposure of approximately $95 million.

  Guy F. Atkinson Company of California v. Franchise Tax Board is a corporation tax refund action involving the solar energy system tax credit provided for under the Revenue & Taxation Code. The case went to trial in May 1998 and the trial court entered judgment in favor of the Franchise Tax Board. The taxpayer has filed an appeal to the California Court of Appeal and briefing is completed. The Franchise Tax Board estimates that the cost would be $150 million annually, if the plaintiff prevails. Allowing refunds for all open years would entail a refund of at least $500 million.

  Jordan, et. al. v. Department of Motor Vehicles, et al., challenges the validity of the Vehicle Smog Impact Fee, a $300 fee that is collected by the Department of Motor Vehicles from vehicle registrants when a vehicle without a California new-vehicle certification is first registered in California. The plaintiffs contend that the fee violates the interstate commerce and equal protection clauses of the United States Constitution as well as Article XIX of the State Constitution. In October 1999, the court of appeal upheld a trial court judgment for the plaintiffs and the State has declined to appeal further. Although the refunds through the court actions could be limited by a three-year statute of limitations, with a potential liability of about $350 million, the Governor has proposed refunding fees collected back to the initiation of these fees in 1990. The 2000-01 Governor's Budget proposes expenditures of $562 million as a supplemental appropriation in 1999-00 to pay these claims.

  PTI, Inc. et al. v. Philip Morris, et al. was filed by five distributors in the cigarette import-/re-entry business, seeking to overturn the tobacco Master Settlement Agreement (MSA) entered between 46 states and the tobacco industry in November 1998. The primary focus of the complaint is the provision of the MSA encouraging participating states to adopt a statute requiring nonparticipating manufacturers to either become participating manufacturers and share the financial obligations under the MSA or pay money into an escrow account. Plaintiffs seek compensatory and punitive damages against the State and State officials and an order placing tobacco settlement funds into a trust to be administered by the court for the treatment of medical expenses of persons injured by tobacco products. Plaintiffs have filed an amended complaint and the State has filed a motion to dismiss the amended complaint. A hearing will be held on the State's motion to dismiss in May 2000. The potential fiscal impact of an adverse ruling is largely unknown, but could exceed the full amount of the settlement (estimated to be $1 billion annually, of which 50 percent will go directly to the State's General Fund and the other 50 percent directly to the State's 58 counties and 4 largest cities).

  In FORCES Action Project, et al. v. State of California, et al., various smokers' rights groups challenge the tobacco settlement as it pertains to California, Utah and the City and County of San Francisco. Plaintiffs assert a variety of constitutional challenges, including that the settlement represents an unlawful tax on smokers. Motions to dismiss by all defendants, including the tobacco companies, were eventually converted to summary judgment motions by the court and heard on September 17, 1999. On January 5, 2000, the court dismissed the complaint for lack of subject matter jurisdiction because the plaintiffs lacked standing to sue. The court also concluded that the plaintiffs' claims against the State and its officials are barred by the 11th Amendment. Plaintiffs have appealed. Briefing is expected to be complete by July 2000.

  Luis Bolduc, et al. v. State of California, et al. is a class action filed on July 13, 1999 by six Medi-Cal beneficiaries who have received medical treatment for smoking-related diseases. Plaintiffs allege the State owes them an unspecified portion of the tobacco settlement monies under a federal regulation that requires a state to turn over to an injured Medicaid beneficiary any monies the State recovers from a third-party tortfeasor in excess of the costs of the care provided. The State moved to dismiss the complaint on September 8, 1999. On February 29, 2000, the court denied the State's motion to dismiss, but struck the Plaintiffs' class action allegations. The State intends to appeal that portion of the court's order denying its motion to dismiss.

  Arnett v. California Public Employees Retirement System, et al. was filed by seven former employees of the State of California and local agencies, seeking back wages, damages and injunctive relief. Plaintiffs are former public safety members who began employment after the age of 40 and are recipients of Industrial Disability Retirement ("IDR") benefits. Plaintiffs contend that the formula that determines the amount of IDR benefits violates the federal Age Discrimination in Employment Act of 1967 ("ADEA"). Plaintiffs contend that, but for their ages at hire, they would receive increased monthly IDR benefits similar to their younger counterparts who began employment before the age of
40. The California Public Employees' Retirement System has estimated the liability to the State as approximately $315.5 million, if plaintiffs prevail. The District Court dismissed the complaint for failure to state a claim. On August 17, 1999, the Ninth Circuit Court of Appeals reversed the District Court's dismissal of the complaint. The State sought further review in the United States Supreme Court. On January 11, 2000, the United States Supreme Court in Kimel v. Florida Board of Regents, held that Congress did not abrogate the sovereign immunity of the states when it enacted the ADEA. Thereafter, on January 18, 2000, the Supreme Court granted the petition for writ of certiorari in Arnett, vacated the judgment of the Ninth Circuit, denied various parties' petitions for a rehearing and remanded the case to the Ninth Circuit District Court for further proceedings consistent with Kimel. It now appears that the District Court will dismiss the State defendants from the lawsuit.

California Taxes--

  In the opinion of Messrs. Brown & Wood LLP, special California counsel on California tax matters, under existing law:

    The California Trust will not be treated as an association taxable as a corporation. Accordingly, interest on Bonds received by the California Trust that is exempt from personal income taxes imposed by or under the authority of the State of California will be treated for California income tax purposes in the same manner as if received directly by the Unit Holders.

    Each Unit Holder of the California Trust will recognize gain or loss when the California Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity) or upon the Unit Holder's sale or other disposition of a Unit. The amount of gain or loss for California income tax purposes will generally be calculated pursuant to the Code, certain provisions of which are incorporated by reference under California law.

Maryland Trust

  Risk Factors--The Public indebtedness of the State of Maryland (the "State") and its instrumentalities is divided into three general types. The State issues general obligation bonds for capital improvements and for various State projects to the payment of which the State ad valorem property tax is exclusively pledged. In addition, the Maryland Department of Transportation issues for transportation purposes its limited, special obligation bonds payable primarily from specific, fixed-rate excise taxes and other revenues related mainly to highway use. Certain authorities issue obligations payable solely from specific non-tax, enterprise fund revenues and for which the State has no liability and has given no moral obligation assurance.

  General obligation bonds of the State are authorized and issued primarily to provide funds for State-owned capital improvements, including institutions of higher learning, and the construction of locally owned public schools. Bonds have also been issued for local government improvements, including grants and loans for water quality improvement projects and correctional facilities, to provide funds for repayable loans or outright grants to private, non-profit cultural or educational institutions, and to fund certain loan and grant programs.

  The Maryland Constitution prohibits the contracting of State debt unless it is authorized by a law levying an annual tax or taxes sufficient to pay the debt service within 15 years and prohibiting the repeal of the tax or taxes or their use for another purpose until the debt is paid. As a uniform practice, each separate enabling act which authorizes the issuance of general obligation bonds for a given object or purpose has specifically levied and directed the collection of an ad valorem property tax on all taxable property in the State. The Board of Public Works is directed by law to fix by May 1 of each year the precise rate of such tax necessary to produce revenue sufficient for debt services requirements of the next fiscal year, which begins July 1. However, the taxes levied need not be collected if or to the extent that funds sufficient for debt services requirements in the next fiscal year have been appropriated in the annual State budget. Accordingly, the Board in annually fixing the rate of property tax after the end of the regular legislative session in April, takes account of appropriations of general funds for debt service.

  In the opinion of counsel, the courts of Maryland have jurisdiction to entertain proceeds and power to grant mandatory injunctive relief to (i) require the Governor to include in the annual budget a sufficient appropriation to pay all general obligation bond debt service for the ensuing fiscal year; (ii) prohibit the General Assembly from taking action to reduce any such appropriation below the level required for that debt service; (iii) require the Board of Public Works to fix and collect a tax on all property in the State subject to assessment for State tax purposes at a rate and in an amount sufficient to make such payments to the extent that adequate funds are not provided in the annual budget; and
(iv) provide such other relief as might be necessary to enforce the collection of such taxes and payment of the proceeds of the tax collection to the holders of general obligation bonds, pari passu, subject to the inherent constitutional limitations referred to below.

  It is also the opinion of counsel that, while the mandatory injunctive remedies would be available and while the general obligation bonds of the State are entitled to constitutional protection against the impairment of the obligation of contracts, such constitutional protection and the enforcement of such remedies would not be absolute. Enforcement of a claim for payment of the principal of or interest on the bonds would be subject to the provisions of any statutes that may be constitutionally enacted by the United States Congress or the Maryland General Assembly extending the time for payment or imposing other constraints upon enforcement.

  There is no general debt limit imposed by the Maryland Constitution or public general laws, but a special committee created by statute annually submits to the Governor an estimate of the maximum amount of new general obligation debt that prudently may be authorized. Although the committee's responsibilities are advisory only, the Governor is required to give due consideration to the committee's findings in preparing a preliminary allocation of new general debt authorization for the next ensuing fiscal year.

  Consolidated Transportation Bonds are limited obligations issued by the Maryland Department of Transportation, the principal of which must be paid within 15 years from the date of issue, for highway, port, transit, rail or aviation facilities or any combination of such facilities. Debt service on Consolidated Transportation Bonds is payable from those portions of the excise tax on each gallon of motor vehicle fuel and the motor vehicle titling tax, all mandatory motor vehicle registration fees, monitor carrier fees, and the corporate income tax as are credited to the Maryland Department of Transportation, plus all departmental operating revenues and receipts. Holders of such bonds are not entitled to look to other sources for payment.

  The Maryland Department of Transportation also issues its bonds to provide financing of local road construction and various other county transportation projects and facilities. Debt service on these bonds is payable from the subdivisions' share of highway user revenues held to their credit in a special State fund. On November 9, 1994, the Maryland Transportation Authority issued $162.6 million of special obligation revenue bonds to fund projects at the Baltimore/Washington International Airport secured by revenues from the passenger facility charges received by the Maryland Aviation Administration and from the general account balance of the Transportation Authority. As of June 30,
1997, $388.7 million of the Transportation Authority's revenue bonds were outstanding.

  The Maryland Transportation Authority operates certain highway, bridge and tunnel toll facilities in the State. The tolls and other revenues received from these facilities are pledged as security for revenue bonds of the Authority issued under and secured by a trust agreement between the Authority and a corporate trustee.

  Certain other instrumentalities of the State government are authorized to borrow money under legislation which expressly provides that the loan obligations shall not be deemed to constitute a debt or a pledge of the faith and credit of the State. The Community Development Administration of the Department of Housing and Community development, the Board of Trustees of St. Mary's College of Maryland, the Maryland Environmental Service, the Board of Regents of the University of Maryland System, the Board of Regents of Morgan State University, and the Maryland Food Center Authority have issued and have outstanding bonds of this type. The principal of and interest on bonds issued by these bodies are payable solely from various sources, principally fees generated from use of the facilities or enterprises financed by the bonds.

  Under a Comprehensive Plan of Financing, as amended, of the Maryland Stadium Authority, the Authority is authorized to finance the acquisition and construction of sports facilities at a site within the City of Baltimore. Currently, the Stadium Authority operates Oriole Park at Camden Yards which opened in 1992. The Authority's financings are lease-backed revenue obligations, payment of which is secured by, among other things, an assignment of revenues to be received under a lease of the sports facilities from the Authority to the State of Maryland; rental payments due from the State under that lease will be subject to annual appropriation by the Maryland General Assembly.

  In October 1995, the Stadium Authority and the Baltimore Ravens (formally known as the Cleveland Browns) executed a Memorandum of Agreement which commits the Ravens to occupy a to be constructed football stadium in Baltimore City. The Agreement was approved by the Board of Public Works and constitutes a "long-term lease with a National Football League team" as required by statute for the issuance of Stadium Authority bonds. The Stadium Authority sold $87.565 million in lease-backed revenue bonds on May 1, 1996. The proceeds from the bonds, along with cash available from State lottery proceeds, investment earnings, and other sources will be used to pay project design and construction expenses of approximately $200 million. The bonds are solely secured by an assignment of revenues received under a lease of the project from the Stadium Authority to the State.

  The Stadium Authority has also been assigned responsibility for constructing an expansion of the Convention Centers in Baltimore City and Ocean City and construction of a conference center in Montgomery County. The Baltimore Convention Center expansion is expected to cost $163 million and is being financed through a combination of funding from Baltimore City, Stadium Authority revenue bonds, and State general obligation bonds. The Ocean City Convention Center expansion is expected to cost $35 million and is being financed through a combination of funding from Ocean City and the Stadium Authority. The Montgomery County Conference Center is expected to cost $27.5 million and is being financed through a combination of funding from Montgomery County and the Stadium Authority.

  The Water Quality Revolving Loan Fund is administered by the Water Quality Financing Administration in the Department of the Environment. The Fund may be used to provide loans, subsidies and other forms of financial assistance to local government units for wastewater treatment projects as contemplated by the 1987 amendments to the federal Water Pollution Control Act. The Administration is authorized to issue bonds secured by revenues of the Fund, including loan repayments, federal capitalization grants, and matching State grants.

  The University of Maryland System, Morgan State University, and St. Mary's College of Maryland are authorized to issue revenue bonds for the purpose of financing academic and auxiliary facilities. Auxiliary facilities are any facilities that furnish a service to students, faculty, or staff, and that generate income. Auxiliary facilities include housing, eating, recreational, campus, infirmary, parking, athletic, student union or activity, research laboratory, testing and any related facilities.

  Although the State has authority to make short-term borrowings in anticipation of taxes and other receipts up to a maximum of $100 million, in the past it has not issued short-term borrowings. However, the State has issued certain obligations in the nature of bond anticipation notes for the purpose of assisting several savings and loan associations in qualifying for Federal insurance and in connection with the assumption by a bank of the deposit liabilities of an insolvent savings and loan association.

  The State has financed the construction and acquisition of various facilities through conditional purchase, sale-leaseback, and similar transactions. All of the lease payments under these arrangements are subject to annual appropriation by the Maryland General Assembly. In the event that appropriations are not made, the State may not be held contractually liable for the payments.

  Local Subdivision Debt. The counties and incorporated municipalities in Maryland issue general obligation debt for general governmental purposes. The general obligation debt of the counties and incorporated municipalities is generally supported by ad valorem taxes on real estate, tangible personal property and intangible personal property subject to taxation. The issuer typically pledges its full faith and credit and unlimited taxing power to the prompt payment of the maturing principal and interest on the general obligation debt and to the levy and collection of the ad valorem taxes as and when such taxes become necessary in order to provide sufficient funds to meet the debt service requirements. The amount of debt which may be authorized may in some cases be limited by the requirements that it not exceed a stated percentage of the assessable base upon which taxes are levied.

  In the opinion of counsel, the issuer may be sued in the event that it fails to perform its obligations under the general obligation debt to the holders of the debt, and any judgments resulting from such suits would be enforceable against the issuer. Nevertheless, a holder of the debt who has obtained any such judgment may be required to seek additional relief to compel the issuer to levy and collect such taxes as may be necessary to provide the Funds from which a judgment may be paid. Although there is no Maryland law on this point, it is the opinion of counsel that the appropriate courts of Maryland have jurisdiction to entertain proceedings and power to grant additional relief, such as a mandatory injunction, if necessary, to enforce the levy and collection of such taxes and payment of the proceeds of the collection of the taxes to the holders of general obligation debt, pari passu subject to the same constitutional limitations on enforcement, as described above, as apply to the enforcement of judgments against the State.

  Local subdivisions, including counties and municipal corporations, are also authorized by law to issue special and limited obligation debt for certain purposes other than general governmental purposes. The source of payment of that debt is limited to certain revenues of the issuer derived from commercial activities operated by the issuer, payment made with respect to certain facilities or loans and any funds pledged for the benefit of the holders of the debt. That special and limited obligation debt does not constitute a debt of the State, the issuer or any other political subdivision of either within the meaning of any constitutional or statutory limitation. Neither the State nor the issuer or any other political subdivision of either is obligated to pay the debt or the interest on the debt except from the revenues of the issuer specifically pledged to the payment of the debt. Neither the faith and credit nor the taxing power of the State, the issuer or any other political subdivision of either is pledged to the payment of the debt. The issuance of the debt is not directly or indirectly or contingently an obligation, moral or other, of the State, the issuer or any other political subdivision of either to levy any tax for its payment.

  Special Authority Debt. The State and local governments have created several special authorities with the power to issue debt on behalf of the State or local government for specific purposes, such as providing facilities for non-profit health care and higher educational institutions, facilities for the disposal of solid waste, funds to finance single family and low-to-moderate income housing, and similar purposes. The Maryland Health and Higher

Educational Facilities Authority, the Northeast Maryland Waste Disposal Authority, the Housing Opportunities Commission of Montgomery County, and the Housing Authority of Prince George's County are some of the special authorities which have issued and have outstanding debt of this type.

  The debts of the authorities issuing debt on behalf of the State and the local governments are limited obligations of the authorities payable solely from and secured by a pledge of the revenues derived from the facilities or loans financed with the proceeds of the debt and from any other funds and receipts pledged under an indenture with a corporate trustee. The debt does not constitute a debt, liability or pledge of the faith and credit of the State or of any political subdivision or of the authorities. Neither the State nor any political subdivision thereof nor the authorities shall be obligated to pay the debt or the interest on the debt except from such revenues, funds and receipts. Neither the faith and credit nor the taxing power of the State or of any political subdivision of the State or the authorities is pledged to the payment of the principal of or the interest on such debt. The issuance of the debt is not directly or indirectly an obligation, moral or other, of the State or of any political subdivision of the State or of the authority to levy or to pledge any form of taxation whatsoever, or to make any appropriation, for their payment. The authorities have no taxing power.

Maryland Taxes --

  In the opinion of Messrs. Saul, Ewing, Remick & Saul LLP, special Maryland counsel of Maryland tax matters, under applicable existing Maryland State and local tax law:

  The Maryland Trust will not be treated as an association taxable as a corporation, and the income of the Maryland Trust will be treated as the income of the Holders. The Maryland Trust is not a "financial institution" subject to the Maryland Franchise Tax measure by net earnings. The Maryland Trust is not subject to Maryland property taxes imposed on the intangible personal property of certain corporations.

    Except as described below in the case of interest paid on private activity bonds constituting a tax preference for Federal income tax purposes, a Holder will not be required to include such Holder's pro-rata share of the earnings of, or distributions from, the Maryland Trust in such Holder's Maryland taxable income to the extent that such earnings or distributions represent interest excludable from gross income for Federal income tax purposes received by the Maryland Trust on obligations of the State of Maryland, the Government of Puerto Rico, or the Government of Guam and their respective political subdivisions and authorities. Interest on Bonds is not subject to the Maryland Franchise Tax imposed on "financial institutions" and measured by net earnings.

    In the case of taxpayers who are individuals, Maryland presently imposes an income tax on items of tax preference with reference to such items as defined in the Internal Revenue Code, as amended, for purposes of calculating the Federal alternative minimum tax. Interest paid on certain private activity bonds is a preference item for purposes of calculating the Federal alternative minimum tax. Accordingly, if the Maryland Trust holds such bonds, 50% of the interest on such bonds in excess of a threshold amount is taxable by Maryland.

    A Holder will recognize taxable gain or loss, except in the case of an individual Holder who is not a Maryland resident, when the Holder disposes of all or part of such Holder's pro rata portion of the Bonds in the Maryland Trust. A Holder will be considered to have disposed of all or part of such Holder's pro rata portion of each Bond when the Holder sells or redeems all or some of such Holder's Units. A Holder will also be considered to have disposed of all or part of such Holder's pro rata portion of a Bond when all or part of the Bond is disposed of by the Maryland Trust or is redeemed or paid at maturity. Gains included in the gross income of Holders for federal income tax purposes is, however, subtracted from income for Maryland income tax purposes to the extent that the gain is derived from the disposition of Bonds issued by the State of Maryland and its political subdivisions. Profits realized on the sale or exchange of Bonds are not subject to the Maryland Franchise Tax imposed on "financial institutions" and measured by net earnings.

    Units of the Maryland Trust will be subject to Maryland inheritance and estate tax only if held by Maryland residents.

    Neither the Bonds nor the Units will be subject to Maryland personal property tax.

    The sales of Units in Maryland or the holding of Units in Maryland will not be subject to Maryland Sales or Use Tax.

New Jersey Trust

  Risk Factors--Prospective investors should consider the recent financial difficulties and pressures which the State of New Jersey (the "State") and certain of its public authorities have undergone.

  The State's 2000 Fiscal Year budget became law on June 30, 1999.

  Pursuant to the State Constitution, no money may be drawn from the State Treasury except for appropriations made by law. In addition, all monies for the support of State purposes must be provided for in one general appropriation law covering one and the same fiscal year.

  In addition to the Constitutional provisions, the New Jersey statutes contain provisions concerning the budget and appropriation system. Under these provisions, each unit of the State requests an appropriation from the Director of the Division of Budget and Accounting, who reviews the budget requests and forwards them with his recommendations to the Governor. The Governor then transmits his recommended expenditures and sources of anticipated revenue to the legislature, which reviews the Governor's Budget Message and submits an appropriations bill to the Governor for his signature by July 1 of each year. At the time of signing the bill, the Governor may revise appropriations or anticipated revenues. That action can be reversed by a two-thirds vote of each House. No supplemental appropriation may be enacted after adoption of the act, except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet the appropriation. Finally, the Governor may, during the course of the year, prevent the expenditure of various appropriations when revenues are below those anticipated or when he determines that such expenditure is not in the best interest of the State.

  During 1998 a continuation of the national business expansion, a strong business climate in New Jersey and positive developments in surrounding metropolitan areas were major sources of State economic growth.

  Average employment in 1998 increased by 76.5 thousand jobs compared to 1997. Job gains were spread across a number of industries with particularly strong growth in business services (20,900) and in wholesale and retail trade (18,000).

  For the last decade, New Jersey's job growth has been concentrated in five clusters of economic activity--high technology, health, financial, entertainment and logistics. One of every three of the State's workers are in these sectors, and as a whole these sectors accounted for a 19 percent increase in employment over the past decade compared to a four percent employment growth for all other State industries.

  Personal income in New Jersey, spurred by strong labor markets increased by
5.4 percent in 1998, a rate comparable to the national rate of increase. As a result, retail sales rose by an estimated 6.2 percent. Low inflation, now less than 2 percent, continues to benefit New Jersey consumers and businesses and low interest rates boost housing and consumer durable expenditures. Home building had its best year of the decade.

  Joblessness fell in terms of both its absolute level and its rate, and by the end of 1998, New Jersey's unemployment rate was at or below that of the nation.

  The outlook for 1999/2000 is for continued, although more moderate economic growth. Job gains in the State may be constrained at times by labor shortages in skilled technical areas, will be in the 50,000 range and personal income growth will slow to an average of 4.3%.

  Major caveats and uncertainties in the economic forecast for 1999/2000 have increased. The national conditions in energy, agriculture and manufactured exports, particularly to Asian markets, are threats to the U.S. economy. However, these areas of economic activity are under-represented in New Jersey and hence the State has been able to avoid the immediate and direct effects of those problems.

  Other areas of concern include possible significant shifts in consumer and investor confidence, unstable and potentially deflationary international economic conditions, and the prospect of leaner profits for U.S. corporations. In addition, the restructuring of major industries will continue spurred by the imperative of cost containment, globalization of competition, and deregulation. Thus, 1999/2000 contains more risk than the recent past, but the momentum and measures of the State's economic health are favorable.

  The New Jersey outlook is based largely on expected national economic performance and on recent State strategic policy actions aimed at infrastructure improvements, effective education and training of our workforce, and those maintaining a competitive business climate. Investments in each of these policy areas are seen as vital to maintaining the long-term health of the State's economy.

  State Aid to Local Governments is the largest portion of Fiscal Year 2000 recommendations. In fiscal year 2000, $7,904.6 million of the State's recommendations consist of funds which are distributed to municipalities, counties and school districts. The largest recommended State Aid appropriation, in the amount of $6,096.5 million, is provided for local elementary and secondary education programs. Of this amount $2,845.1 is for core curriculum standards, $312.7 million is for early childhood aid, $254.4 million is Abbott
v. Burke Parity Remedy aid, $265.8 million is for pupil transportation aid and $682.3 million is for special education. Also, $88.5 million provides nonpublic school aid and $149.1 million pays debt service on school bonds. Other significant amounts are $143.7 million for supplemental core curriculum standards aid and $190.5 million for demonstrably effective program aid. In addition, $700.4 million is recommended on behalf of school districts as the employers share of the social security and teachers' pensions and benefits programs.

  As a result of the decision on May 21, 1998 of the New Jersey Supreme Court in Abbott v. Burke the State may be required to undertake certain additional instructional and support programs for children in the "Abbott" school districts. The State is unable to estimate its exposure.

  Appropriations to the State Department of Community Affairs ("DCA") total $898.4 million in State Aid monies for Fiscal Year 2000. The Consolidated Municipal Property Tax Relief Act is recommended in the amount of $767.9 million. In addition there is $16.7 million appropriated for housing programs, $33.0 million for block grant programs, $30 million for extraordinary aid and $40.5 million as special assistance to specific cities and $10.0 million for the Regional Efficiency Development Incentive Grant Program. Appropriations to the State Department of the Treasury total $422.8 million in State Aid monies for Fiscal Year 2000. The principal programs funded by these recommended appropriations are aid to county colleges ($174.4 million); the cost of senior citizens, disabled and veterans property tax deductions and exemptions ($51.2 million); $20.0 million for debt service for county investments in solid waste management facilities; and the State contributions to the Consolidated Police and Firemen's Pension Funds ($49.4 million). Also, $112.0 million is appropriated for school renovation and construction funded by a portion of the increased cigarette tax ($50.0 million) and the new "Big Game" lottery ($62.0 million).

  The second largest portion of appropriations in Fiscal Year 2000 is for grants-in-aid. These represent payments to individuals or public or private agencies for benefits to which a recipient is entitled to by law, or for provision of services on behalf of the State. The amount appropriated in Fiscal Year 2000 for grants-in-aid is $5,976.4 million.

  $2,296.0 million is recommended for programs administered by the State Department of Human Services. Of that amount, $1,403.3 million is for medical services provided under the Medicaid program, $246.5 million is for community programs for the developmentally disabled, $208.0 million is for community programs for the mentally ill; $258.7 million is for grant programs administered by the Division of Youth and Family Services, and $146.6 million is for welfare reform and homeless services.

  The State Department of Health and Senior Services is appropriated $1,127.3 million. Of that amount, $633.3 million is for medical services provided under the Medicaid program, $242.5 million is for pharmaceutical assistance to the aged and disabled, $99.7 million is for hospital charity care and KidCare, $70.8 million is for the Lifeline Program; $39.7 million is for addiction and AIDS Services, and $10.3 million is for the proposed Elder Care Program.

  $1,076.5 million is recommended for the State Department of Law and Public Safety and the Department of Corrections.

  $149.2 million is recommended for the State Department of Transportation for the various programs it administers, such as the maintenance and improvement of the State highway system and subsidies for railroads and bus companies.

  $189.7 million is recommended for the State Department of Environmental Protection for the protection of air, land, water, forest, wildlife, and shellfish resources and for the provision of outdoor recreational facilities.

  $54.9 million is recommended to the Department of Labor for the administration of programs for workers compensation, unemployment and temporary disability insurance, manpower development and health safety inspection.

  The primary method for State financing of capital projects is through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State. State tax revenues and certain other fees are pledged to meet the principal and interest payments and if provided, redemption premium payments required to pay the debt fully. No general obligation debt can be issued by the State without prior voter approval, except that no voter approval is required for any law authorizing the creation of a debt for the purpose of refinancing all or a portion of outstanding debt of the State, so long as such law requires that the refinancing provide a debt service savings.

New Jersey Taxes--

  In the opinion of Messrs. Drinker Biddle & Shanley LLP, special New Jersey counsel on New Jersey tax matters, under existing law:

  The proposed activities of the New Jersey Trust will not cause it to be subject to the New Jersey Corporation Business Tax Act.

  The income of the New Jersey Trust will be treated as the income of individuals, estates and trusts who are the Holders of Units of the New Jersey Trust for purposes of the New Jersey

  Gross Income Tax Act, and interest which is exempt from tax under the New Jersey Gross Income Tax Act when received by the New Jersey Trust will retain its status as tax-exempt in the hands of such Unit Holders. Gains arising from the sale or redemption by a Holder of his Units or from the sale, exchange, redemption, or payment at maturity of a Bond by the New Jersey Trust are exempt from taxation under the New Jersey Gross Income Tax Act (P.L. 1976 c. 47), as enacted and construed on the date hereof, to the extent such gains are attributable to Bonds, the interest on which is exempt from tax under the New Jersey Gross Income Tax Act. Any loss realized on such disposition may not be utilized to offset gains realized by such Unit Holder on the disposition of assets the gain on which is subject to the New Jersey Gross Income Tax Act.

  Units of the New Jersey Trust may be subject, in the estates of New Jersey residents, to taxation under the Transfer Inheritance Tax Law of the State of New Jersey.

New York Trust

  Risk Factors--The information set forth below is derived from the Official Statements and/or preliminary drafts of Official Statements prepared in connection with the issuance of New York State and New York City municipal bonds. The Sponsors have not independently verified this information.

  Economic Trends. Over the long term, the State of New York (the "State") and the City of New York (the "City") face serious potential economic problems. The City accounts for approximately 41% of the State's population and personal income, and the City's financial health affects the State in numerous ways. The State historically has been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.

  The State has for many years had a very high State and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

  Notwithstanding the numerous initiatives that the State and its localities may take to encourage economic growth and achieve balanced budgets, reductions in Federal spending could materially and adversely affect the financial condition and budget projections of the State and its localities.

  New York City. The City, with a population of approximately 7.4 million, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City's total employment earnings. Additionally, the City is the nation's leading tourist destination. Manufacturing activity in the City is conducted primarily in apparel and printing.

  For each of the 1981 through 1999 fiscal years, the City had an operating surplus, before discretionary transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP"), after discretionary transfers. The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

  As required by law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's current financial plan projects a surplus in the 2000 and 2001 fiscal years, before discretionary transfers, and budget gaps for each of the 2002, 2003 and 2004 fiscal years. This pattern of current year surplus operating results and projected subsequent year budget gaps has been consistent through the entire period since 1982, during which the City has achieved surplus operating results, before discretionary transfers, for each fiscal year.

  The City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected; that, in future years, State budgets will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

  The Mayor is responsible for preparing the City's financial plan, including the City's current financial plan for the 2000 through 2004 fiscal years (the "2000-2004 Financial Plan" or "Financial Plan"). The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Such assumptions and contingencies include the condition of the regional and local economies, the provision of State and Federal aid and the impact on City revenues and expenditures of any future Federal or State policies affecting the City.

  Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully. The City's program for financing capital projects for fiscal years 2000 through 2004 contemplates the issuance of $7.21 billion of general obligation bonds and $7.33 billion of bonds to be issued by the New York City Transitional Finance Authority (the "Finance Authority"). In addition, the Financial Plan anticipates access to approximately $2.4 billion in financing capacity of TSASC, Inc. ("TSASC"), which will issue debt secured by revenues derived from the settlement of litigation with tobacco companies selling cigarettes in the United States. The Finance Authority and TSASC were created to assist the City in financing its capital program while keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, New York City Municipal Water Finance Authority ("Water Authority"), Finance Authority, TSASC and other bonds and notes will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its general obligation debt, as well as debt of the Water Authority, Finance Authority and TSASC. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

  The City Comptroller and other agencies and public officials, from time to time, issue reports and make public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans.

  For the 1999 fiscal year, the City had an operating surplus, before discretionary and other transfers, and achieved balanced operating results, after discretionary and other transfers, in accordance with GAAP. The 1999 fiscal year is the nineteenth year that the City has achieved an operating surplus, before discretionary and other transfers, and balanced operating results, after discretionary and other transfers.

  On June 15, 2000, the City released the Financial Plan for the 2000 through 2004 fiscal years, which relates to the City and certain entities which receive funds from the City, and which reflects changes as a result of the City's expense and capital budgets for fiscal year 2001, which were adopted on June 6, 2000. The Financial Plan is a modification to the financial plan submitted to the Control Board on June 14, 1999 (the "June Financial Plan"), which was subsequently modified in November 1999 and January and May 2000. The Financial Plan projects revenues and expenditures for the 2000 and 2001 fiscal years balanced in accordance with GAAP, and projects gaps of $2.6 billion, $2.7 billion and $2.7 billion for fiscal years 2002 through 2004, respectively, after implementation of a gap closing program.

  Changes since the June Financial Plan include: (i) an increase in projected revenues of $1.9 billion, $1.2 billion, $1.1 billion, $1.3 billion and $1.6 billion in fiscal years 2000 through 2004, respectively, reflecting primarily increases in projected personal income, business, sales, real estate transfer and mortgage recording tax revenues; (ii) a delay in the assumed collection of $730 million of projected rent payments for the City's airports from fiscal year 2001 through 2004 to fiscal years 2002 through 2005; (iii) establishment of a labor reserve for merit pay wage increases for City employees of $30 million, $325 million, $750 million, $800 million and $800 million in fiscal years 2000 through 2004, respectively, contingent upon productivity savings set forth in the gap-closing program; and (iv) increased costs and revenue losses from State and Federal actions of $185 million, $392 million, $454 million, $518 million and $587 million in fiscal years 2000 through 2004, respectively, including a reduction in the sales tax on utilities approved by the State Legislature; and (v) other net expenditure savings of $784 million in fiscal year 2000, and net expenditure increases of $771 million, $897 million, $1.2 billion and $888 million in fiscal years 2001 through 2004, respectively. The changes in net expenditures include, among other things, pension fund savings of $524 million and $284 million in fiscal years 2000 and 2001, respectively, resulting primarily from a market value restart, increased net pension costs of $230 million, $348 million and $286 million in fiscal years 2002 through 2004, respectively, reflecting recent pension benefit legislation, and increased spending for education and other agencies. Increased pension costs reflect certain pension benefit improvements, to which the City and its unions have agreed, which are estimated at $279 million per year commencing in fiscal year 2001, pending the Governor signing enabling legislation and other actions. In addition, various benefit enhancements for City and State employees, including a cost of living adjustment in pension payments, which have been adopted by the State legislature, are not reflected in the Financial Plan. These benefit enhancements are expected to increase pension costs reflected in the City's future financial plan modifications by $98 million, $236 million, $363 million and $480 million in fiscal years 2001 through 2004, respectively, and by $586 million in fiscal year 2005 when the adjustment is fully implemented. The City will consider revising the proposed tax reduction program and implementing a planned expenditure reduction program to help offset these increased pension costs.

  The Financial Plan reflects a proposed discretionary transfer from fiscal year 2000 to fiscal year 2001 primarily to pay debt service due in fiscal year 2001 totaling $3.2 billion, a proposed discretionary transfer from fiscal year 2001 to fiscal year 2002 to pay debt service due in fiscal year 2002 totaling $904 million and a proposed discretionary transfer from fiscal year 2002 to fiscal year 2003 to pay debt service in fiscal year 2003 totaling
$345 million.

  In addition, the Financial Plan sets forth gap-closing actions to eliminate a previously projected gap for the 2001 fiscal year and to reduce projected gaps for fiscal years 2002 through 2004. The gap-closing actions for the 2000 through 2004 fiscal years include: (i) additional agency actions totaling $337 million, $400 million, $210 million, $210 million and $210 million for fiscal years 2000 through 2004, respectively; (ii) assumed additional Federal and State actions of $75 million in each of fiscal years 2001 through 2004, which are subject to Federal and State approval; and (iii) proposed productivity savings and reducing fringe benefits costs totaling $250 million, $265 million, $280 million and $300 million in fiscal years 2001 through 2004, respectively, to partly offset the costs of the proposed merit pay program which is subject to collective bargaining negotiations. The Financial Plan also reflects a proposed tax reduction program totaling $418 million, $735 million, $877 million and $1.1 billion in fiscal years 2001 through 2004, respectively, including elimination of the commercial rent tax over three years commencing June 1, 2000 at a cost of $16 million in fiscal year 2001, increasing to $430 million in fiscal year 2004; a reduction and restructuring in the 14% personal income tax surcharge on July 1, 2000 at a cost of $329 million in fiscal year 2001, increasing to $403 million in fiscal year 2004; the extension of current tax reductions for owners of cooperative and condominium apartments at an annual cost of approximately $200 million starting in fiscal year 2002; and repeal of the $2 flat fee hotel occupancy tax effective December 1, 2000; and other tax reduction proposals including elimination of the borough commercial revitalization tax. Except for the elimination of the commercial rent tax, the proposed tax reductions require State legislative approval. To date, only the reduction and restructuring of the 14% personal income tax surcharge and the reduction of the borough commercial revitalization program have been passed by the State Legislature.

  Wage increases for City employees are provided for in the Financial Plan through a merit pay plan for two years after their collective bargaining agreements expire in fiscal years 2000 and 2001, contingent upon productivity savings. The Financial Plan does not make any provision for wage increases thereafter. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and other factors which could have a material effect on the City.

  The Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and modest employment growth and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The 2000-2004 Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2000 through 2004 fiscal years; continuation of projected interest earnings assumptions for pension fund assets and current assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of City agencies to maintain balanced budgets; the willingness of the Federal government to provide the amount of Federal aid contemplated in the Financial Plan; the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; the City's ability to market its securities successfully in the public credit markets; and unanticipated expenditures that may be incurred as a result of the need to maintain the City's infrastructure.

  Although the City has maintained balanced budgets in each of its last nineteen fiscal years and is projected to achieve balanced operating results for the 2000 and 2001 fiscal years, there can be no assurance that the gap-closing actions proposed in the Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

  On July 16, 1998, Standard & Poor's revised its rating of City bonds upward from BBB+ to A-. Moody's rating of City bonds was revised in February 1998 to A3 from Baa1. On March 8, 1999, Fitch revised its rating of City bonds upward to A. Moody's, Standard & Poor's and Fitch currently rate the City's outstanding general obligation bonds A3, A- and A, respectively.

  New York State and its Authorities. The State ended the 1999-2000 fiscal year in balance on a cash basis, with a reported closing balance in the General Fund of $1.17 billion. The State adopted the debt service portion of the State budget for the 2000-01 fiscal year on March 30, 2000. The remainder of the budget for the State's 2000-01 fiscal year was adopted by the State Legislature on May 5, 2000, 35 days after the statutory deadline of April 1, 2000. Following enactment of the budget, the State prepared a Financial Plan for the 2000-01 fiscal year which projects total General Fund disbursements of $38.9 billion, an increase of 4.7 percent. Preliminary analysis by the State Division of the Budget indicates that the State could face a projected 2001-02 budget gap of approximately $2 billion. In a report released on June 7, 2000, the State Comptroller estimated future State budget gaps of approximately $3.0 billion in 2001-02 and $4.9 billion in 2002-03, assuming certain one-time legislative additions to the budget would be recurring.

  In 2000-01, General Fund disbursements, including transfers to support capital projects, debt service and other funds, are estimated at $38.92 billion, an increase of $1.75 billion or 4.72 percent over 1999-2000. Projected spending under the 2000-01 enacted budget is $992 million above the Governor's Executive Budget recommendations, including 30-day amendments submitted January 31, 2000.

  The 2000-01 Financial Plan projects closing balances in the General Fund and other reserves of $3.2 billion, including $1.71 billion in the General Fund. This closing balance is comprised of $675 million in reserves for potential labor costs resulting from new collective bargaining agreements and other spending commitments, $547 million in the Tax Stabilization Reserve Fund (for use in case of unanticipated deficits), $150 million in the Contingency Reserve Fund (which helps offset litigation risks), and $338 million in the Community Projects Fund (which finances legislative initiatives). In addition to the $1.71 billion balance in the General Fund, $1.2 billion is projected for reserve in the STAR Special Revenue Fund and $250 million in the Debt Reduction Reserve Fund.

  Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State Financial Plan. The 2000-01 Financial Plan is also necessarily based upon forecasts of national and State economic activity. The Division of Budget believes that its projections of receipts and disbursements relating to the 2000-01 Financial Plan, and the assumptions on which they are based, are reasonable, however, actual results could differ materially and adversely from these projections.

  Standard & Poor's rates the State's general obligation bonds A+, and Moody's rates the State's general obligation bonds A2. On November 9, 1999, Standard & Poor's revised its rating on the State's general obligation bonds from A to A+.

  Litigation. A number of court actions have been brought involving State finances. The court actions in which the State is a defendant generally involve State programs and miscellaneous tort, real property, and contract claims. While the ultimate outcome and fiscal impact, if any, on the State of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the State's ability to carry out the State Financial Plan.

  The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 1999 amounted to approximately $3.5 billion.

New York Taxes--

  In the opinion of bond counsel delivered on the dates the Bonds were issued (or in opinions to be delivered, in the case of when issued Bonds) the interest on the Bonds is exempt from New York State and City personal income taxes, except where such interest is subject to Federal income taxes, as is described in "Taxes".

  In the opinion of Paul, Hastings, Janofsky & Walker LLP, special counsel for the Sponsor, under existing New York law as of the date of this Prospectus:

  Under the income tax laws of the State and City of New York, the Trust is not an association taxable as a corporation and income received by the Trust will be treated as the income of the Holders in the same manner as for Federal income tax purposes. Accordingly, each Holder will be considered to have received the interest on its pro rata portion of each Bond when interest on the Bond is received by the Trust (or on earlier accrual, depending on the Holder's method of accounting and depending on the existence of any original issue discount). A noncorporate Holder who is a New York State (and City) resident will be subject to New York State (and
  City) personal income taxes on any gain or market discount income recognized when it disposes of all or part of its pro rata portion of a Bond. A noncorporate Holder who is not a New York State resident will not be subject to New York State or City personal income taxes on any gain or market discount income recognized when it disposes of all or part of its pro rata portion of a Bond unless such Units are attributable to a business, trade, profession or occupation carried on in New York. A New York State (and City) resident should determine its tax basis for its pro rata portion of each Bond for New York State (and City) income tax purposes in the same manner as for Federal income tax purposes. Interest income on, as well as any gain recognized on the disposition of, a Holder's pro rata portion of the Bonds is generally not excludable from income in computing New York State and City franchise taxes on corporations or financial institutions.

TAX FREE VS. TAXABLE INCOME

  The following tables show the approximate yields which taxable securities must earn in various income brackets to equal tax exempt yields under combined Federal and state individual income tax rates. This table reflects projected Federal income tax rates and tax brackets for the 2000 taxable year and state income tax rates that were available on the date of the Prospectus. Because the Federal rate brackets are subject to adjustment based on changes in the Consumer Price Index, the taxable equivalent yields for subsequent years may be lower than indicated. A table is computed on the theory that the taxpayer's highest bracket tax rate is applicable to the entire amount of any increase or decrease in taxable income (after allowance for any resulting change in state income tax) resulting from a switch from taxable to tax-free securities or vice versa. Variations between state and Federal allowable deductions and exemptions are generally ignored. The state tax is thus computed by applying to the Federal taxable income bracket amounts shown in the table the appropriate state rate for those same dollar amounts. For example, a married couple living in the State of California and filing a Joint Return with $53,000 in taxable income for the 2000 tax year would need a taxable investment yielding 8.87% in order to equal a tax-free return of 6.00%. Use the appropriate table to find your tax bracket. Read across to determine the approximate taxable yield you would need to equal a return free of Federal income tax and state income tax.

                              STATE OF CALIFORNIA
2000 Tax Year

                    Approx. Combined          TAX EXEMPT YIELD
Taxable             Federal & State  4.00% 4.50%  5.00%  5.50%  6.00%  6.50%
Income Bracket          Tax Rate
                                          TAXABLE EQUIVALENT YIELD
                                                JOINT RETURN
$      0 -  10,528       15.85%      4.75% 5.35%  5.94%   6.54%  7.13%  7.72%
$ 10,529 -  24,954       16.70       4.80  5.40   6.00    6.60   7.20   7.80
$ 24,955 -  39,384       18.40       4.90  5.51   6.13    6.74   7.35   7.97
$ 39,385 -  43,850       20.10       5.01  5.63   6.26    6.88   7.51   8.14
$ 43,851 -  54,674       32.32       5.91  6.65   7.39    8.13   8.87   9.60
$ 54,675 -  69,096       33.76       6.04  6.79   7.55    8.30   9.06   9.81
$ 69,097 - 105,950       34.70       6.13  6.89   7.66    8.42   9.19   9.95
$105,951 - 128,950       37.42       6.39  7.19   7.99    8.79   9.59  10.39
$128,951 - 161,450       38.26       6.48  7.29   8.10    8.91   9.72  10.53
$161,451 - 288,350       42.93       7.01  7.89   8.76    9.64  10.51  11.39
Over $288,350            46.29       7.45  8.38   9.31   10.24  11.17  12.10
                                               SINGLE RETURN
$      0 -   5,264       15.85%      4.75% 5.35%  5.94%   6.54%  7.13%  7.72%
$  5,265 -  12,477       16.70       4.80  5.40   6.00    6.60   7.20   7.80
$ 12,478 -  19,692       18.40       4.90  5.51   6.13    6.74   7.35   7.97
$ 19,693 -  26,250       20.10       5.01  5.63   6.26    6.88   7.51   8.14
$ 26,251 -  27,337       32.32       5.91  6.65   7.39    8.13   8.87   9.60
$ 27,338 -  34,548       33.76       6.04  6.79   7.55    8.30   9.06   9.81
$ 34,549 -  63,550       34.70       6.13  6.89   7.66    8.42   9.19   9.95
$ 63,551 - 128,950       37.42       6.39  7.19   7.99    8.79   9.59  10.39
$128,951 - 132,600       38.26       6.48  7.29   8.10    8.91   9.72  10.53
$132,601 - 288,350       42.93       7.01  7.89   8.76    9.64  10.51  11.39
Over $288,350            46.29       7.45  8.38   9.31   10.24  11.17  12.10

--------
Note: This table reflects the following:
  1 The above tax rates represent 2000 Federal income tax rates and 1999 California income tax rates. California has not yet published its 2000 personal income tax rates.
  2 Taxable income, as reflected in the above table, equals Federal adjusted gross income (AGI), less personal exemptions and itemized deductions (including the deduction for state income tax). However, certain itemized deductions are reduced by the lesser of (i) three percent of the amount of the taxpayer's AGI over $128,950, or (ii) 80 percent of the amount of such itemized deductions otherwise allowable. The effect of the three percent phase out on all itemized deductions and not just those deductions subject to the phase out is reflected above in the combined Federal and state tax rates through the use of higher effective Federal tax rates. In addition, the effect of the 80 percent cap on overall itemized deductions is not reflected on this table. Federal income tax rules also provide that personal exemptions are phased out at a rate of two percent for each $2,500 (or fraction thereof) of AGI in excess of $193,400 for married taxpayers filing a joint tax return and $128,950 for single taxpayers. The effect of this phase out is not reflected in the above table.
  3 Interest earned on municipal obligations may be subject to the federal alternative minimum tax. This provision is not incorporated into the table.
  4 The taxable equivalent yield table does not incorporate the effect of graduated rate structures in determining yields. Instead, the tax rates used are the highest rates applicable to the income levels indicated within each bracket.
  5 Interest earned on all municipal obligations may cause certain investors to be subject to tax on a portion of their Social Security and/or railroad retirement benefits. The effect of this provision is not included in the above table.

                               STATE OF MARYLAND
2000 Tax Year

                  Approx. Combined
                   Federal, State            TAX FREE YIELD
Taxable              and Local     4.00%  4.50%  5.00%  5.50%  6.00%  6.50%
Income Bracket        Tax Rate
                                        TAXABLE EQUIVALENT YIELD
                                              JOINT RETURN
$      0-  1,000       16.70%      4.80%  5.40%  6.00%  6.60%   7.20%  7.80%
$  1,001-  2,000       17.55       4.85   5.46   6.06   6.67    7.28   7.88
$  2,001-  3,000       18.40       4.90   5.51   6.13   6.74    7.35   7.97
$  3,001- 43,850       19.12       4.95   5.56   6.18   6.80    7.42   8.04
$ 43,851-105,950       31.49       5.84   6.57   7.30   8.03    8.76   9.49
$105,951-128,950       34.35       6.09   6.85   7.62   8.38    9.14   9.90
$128,951-161,450       35.23       6.18   6.95   7.72   8.49    9.26  10.04
$161,451-288,350       40.13       6.68   7.52   8.35   9.19   10.02  10.86
Over $288,350          43.66       7.10   7.99   8.87   9.76   10.65  11.54
                                              SINGLE RETURN
$      0-  1,000       16.70%      4.80%  5.40%  6.00%  6.60%   7.20%  7.80%
$  1,001-  2,000       17.55       4.85   5.46   6.06   6.67    7.28   7.88
$  2,001-  3,000       18.40       4.90   5.51   6.13   6.74    7.35   7.97
$  3,001- 26,250       19.12       4.95   5.56   6.18   6.80    7.42   8.04
$ 26,251- 63,550       31.49       5.84   6.57   7.30   8.03    8.76   9.49
$ 63,551-128,950       34.35       6.09   6.85   7.62   8.38    9.14   9.90
$128,951-132,600       35.23       6.18   6.95   7.72   8.49    9.26  10.04
$132,601-288,350       40.13       6.68   7.52   8.35   9.19   10.02  10.86
Over $288,350          43.66       7.10   7.99   8.87   9.76   10.65  11.54

--------
Note: This table reflects the following:
  1 Taxable income, as reflected in the above table, equals Federal adjusted gross income (AGI), less personal exemptions and itemized deductions. However, certain itemized deductions are reduced by the lesser of (i) three percent of the amount of the taxpayer's AGI over $128,950, or (ii) 80 percent of the amount of such itemized deductions otherwise allowable. The effect of the three percent phase out on all itemized deductions and not just those deductions subject to the phase out is reflected above in the combined Federal and state tax rates through the use of higher effective Federal tax rates. In addition, the effect of the 80 percent cap on overall itemized deductions is not reflected on this table. Federal income tax rules also provide that personal exemptions are phased out at a rate of two effective Federal tax rates. Federal income tax rules also provide that personal exemptions are phased out at a rate of two percent for each $2,500 (or fraction thereof) of AGI in excess of $195,400 for married taxpayers filing a joint tax return and $128,950 for single taxpayers. The effect of the phase out of personal exemptions is not reflected in the above table.
  2 Interest earned on municipal obligations may be subject to the federal alternative minimum tax. The effect of this provision is not incorporated into the table.
  3 The taxable equivalent yield table does not incorporate the effect of graduated rate structures in determining yields. Instead, the tax rates used are the highest rates applicable to the income levels indicated within each bracket.
  4 Interest earned on all municipal obligations may cause certain investors to be subject to tax on a portion of their Social Security and/or railroad retirement benefits. The effect of this provision is not included in the above table.

                              STATE OF NEW JERSEY
2000 Tax Year

                    Approx. Combined          TAX EXEMPT YIELD
Taxable             Federal & State  4.00% 4.50%  5.00%  5.50%  6.00%  6.50%
Income Bracket          Tax Rate
                                          TAXABLE EQUIVALENT YIELD
                                                JOINT RETURN
$      0 -  20,000       16.19%      4.77% 5.37%  5.97%  6.56%   7.16%  7.76%
$ 20,001 -  43,850       16.49       4.79  5.39   5.99   6.59    7.18   7.78
$ 43,851 -  50,000       29.26       5.65  6.36   7.07   7.77    8.48   9.19
$ 50,001 -  70,000       29.76       5.70  6.41   7.12   7.83    8.54   9.25
$ 70,001 -  80,000       30.52       5.76  6.48   7.20   7.92    8.64   9.36
$ 80,001 - 105,950       31.98       5.88  6.62   7.35   8.09    8.82   9.56
$105,951 - 128,950       34.82       6.14  6.90   7.67   8.44    9.20   9.97
$128,951 - 150,000       35.69       6.22  7.00   7.78   8.55    9.33  10.11
$150,001 - 161,450       36.27       6.28  7.06   7.85   8.63    9.41  10.20
$161,451 - 288,350       41.09       6.79  7.64   8.49   9.34   10.18  11.03
Over $288,350            44.56       7.21  8.12   9.02   9.92   10.82  11.72
                                               SINGLE RETURN
$      0 -  20,000       16.19%      4.77% 5.37%  5.97%  6.56%   7.16%  7.76%
$ 20,001 -  26,250       16.49       4.79  5.39   5.99   6.59    7.18   7.78
$ 26,251 -  35,000       29.26       5.65  6.36   7.07   7.77    8.48   9.19
$ 35,001 -  40,000       30.52       5.76  6.48   7.20   7.92    8.64   9.36
$ 40,001 -  63,550       31.78       5.86  6.60   7.33   8.06    8.80   9.53
$ 63,551 -  75,000       34.62       6.12  6.88   7.65   8.41    9.18   9.94
$ 75,001 - 128,950       35.40       6.19  6.97   7.74   8.51    9.29  10.06
$128,951 - 132,600       36.27       6.28  7.06   7.85   8.63    9.41  10.20
$132,601 - 288,350       41.09       6.79  7.64   8.49   9.34   10.18  11.03
Over $288,350            44.56       7.21  8.12   9.02   9.92   10.82  11.72

--------
Note: This table reflects the following:
  1 Taxable income, as reflected in the above table, equals Federal adjusted gross income (AGI), less personal exemptions and itemized deductions (including the deduction for state income tax). However, certain itemized deductions are reduced by the lesser of (i) three percent of the amount of the taxpayer's AGI over $128,950, or (ii) 80 percent of the amount of such itemized deductions otherwise allowable. The effect of the three percent phase out on all itemized deductions and not just those deductions subject to the phase out is reflected above in the combined Federal and state tax rates through the use of higher effective Federal tax rates. However, the effect of the 80 percent cap on overall itemized deductions is not reflected on this table. Federal income tax rules also provide that personal exemptions are phased out at a rate of two percent for each $2,500 (or fraction thereof) of AGI in excess of $193,400 for married taxpayers filing a joint tax return and $128,950 for single taxpayers. The effect of this phase out is not reflected in the above table.
  2 Interest earned on municipal obligations may be subject to the federal alternative minimum tax. The effect of this provision is not included into the above table.
  3 The taxable equivalent yield table does not incorporate the effect of graduated rate structures in determining yields. Instead, the tax rates used are the highest rates applicable to the income levels indicated within each bracket.
  4 Interest earned on all municipal obligations may cause certain investors to be subject to tax on a portion of their Social Security and/or railroad retirement benefits. The effect of this provision is not included in the above table.

                               STATE OF NEW YORK
2000 Tax Year

                    Approx. Combined          TAX EXEMPT YIELD
Taxable             Federal & State  4.00%  4.50%  5.00%  5.50%  6.00%  6.50%
Income Bracket          Tax Rate
                                          TAXABLE EQUIVALENT YIELD
                                                JOINT RETURN
$      0 -  16,000       18.40%      4.90%  5.51%  6.13%  6.74%   7.35%  7.97%
$ 16,001 -  22,000       18.83       4.93   5.54   6.16   6.78    7.39   8.01
$ 22,001 -  26,000       19.46       4.97   5.59   6.21   6.83    7.45   8.07
$ 26,001 -  40,000       20.02       5.00   5.63   6.25   6.88    7.50   8.13
$ 40,001 -  43,850       20.82       5.05   5.68   6.31   6.95    7.58   8.21
$ 43,851 - 105,950       32.93       5.96   6.71   7.46   8.20    8.95   9.69
$105,951 - 128,950       35.73       6.22   7.00   7.78   8.56    9.34  10.11
$128,951 - 161,450       36.59       6.31   7.10   7.89   8.67    9.46  10.25
$161,451 - 288,350       41.39       6.82   7.68   8.53   9.38   10.24  11.09
Over $288,350            44.84       7.25   8.16   9.07   9.97   10.88  11.78
                                                SINGLE RETURN
$      0 -   8,000       18.40%      4.90%  5.51%  6.13%  6.74%   7.35%  7.97%
$  8,001 -  11,000       18.83       4.93   5.54   6.16   6.78    7.39   8.01
$ 11,001 -  13,000       19.46       4.97   5.59   6.21   6.83    7.45   8.07
$ 13,001 -  20,000       20.02       5.00   5.63   6.25   6.88    7.50   8.13
$ 20,001 -  26,250       20.82       5.05   5.68   6.31   6.95    7.58   8.21
$ 26,251 -  63,550       32.93       5.96   6.71   7.46   8.20    8.95   9.69
$ 63,551 - 128,950       35.73       6.22   7.00   7.78   8.56    9.34  10.11
$128,951 - 132,600       36.59       6.31   7.10   7.89   8.67    9.46  10.25
$132,601 - 288,350       41.39       6.82   7.68   8.53   9.38   10.24  11.09
Over $288,350            44.84       7.25   8.16   9.07   9.97   10.88  11.78
-------------

Note: This table reflects the following:
  1 Taxable income, as reflected in the above table, equals Federal adjusted gross income (AGI), less personal exemptions and itemized deductions (including the deduction for state income tax). However, certain itemized deductions are reduced by the lesser of (i) three percent of the amount of the taxpayer's AGI over $128,950, or (ii) 80 percent of the amount of such itemized deductions otherwise allowable. The effect of the three percent phase out on all itemized deductions and not just those deductions subject to the phase out is reflected above in the combined Federal and state tax rates through the used of higher effective Federal tax rates. In addition, the effect of the 80 percent cap on overall itemized deductions is not reflected on this table. Federal income tax rules also provide that personal exemptions are phased out at a rate of two effective Federal tax rates. Federal income tax rules also provide that personal exemptions are phased out at a rate of two percent for each $2,500 (or fraction thereof) of AGI in excess of $193,400 for married taxpayers filing a joint tax return and $128,950 for single taxpayers. The effect of the phase out of personal exemptions is not reflected in the above table.
  2 Interest earned on municipal obligations may be subject to the federal alternative minimum tax. This provision is not incorporated into the table.
  3 The taxable equivalent yield table does not incorporate the effect of graduated rate structures in determining yields. Instead, the tax rates used are the highest rates applicable to the income levels indicated within each bracket.
  4 Interest earned on all municipal obligations may cause certain investors to be subject to tax on a portion of their Social Security and/or railroad retirement benefits. The effect of this provision is not included in the above table.

                                CITY OF NEW YORK
2000 Tax Year

                   Approx. Combined
                   Federal, State &          TAX EXEMPT YIELD
Taxable             New York City   4.00%  4.50%  5.00%  5.50%  6.00%  6.50%
Income Bracket         Tax Rate
                                         TAXABLE EQUIVALENT YIELD

                                               JOINT RETURN

$      0-  16,000       20.97%      5.06%  5.69%  6.33%   6.96%  7.59%  8.22%
$ 16,001-  21,600       21.39       5.09   5.72   6.36    7.00   7.63   8.27
$ 21,601-  22,000       21.94       5.12   5.76   6.41    7.05   7.69   8.33
$ 22,001-  26,000       22.58       5.17   5.81   6.46    7.10   7.75   8.40
$ 26,001-  40,000       23.13       5.20   5.85   6.50    7.15   7.81   8.46
$ 40,001-  43,850       23.94       5.26   5.92   6.57    7.23   7.89   8.55
$ 43,851-  45,000       35.57       6.21   6.98   7.76    8.54   9.31  10.09
$ 45,001- 105,950       35.65       6.22   6.99   7.77    8.55   9.32  10.10
$105,951- 128,950       38.33       6.49   7.30   8.11    8.92   9.73  10.54
$128,951- 161,450       39.17       6.58   7.40   8.22    9.04   9.86  10.68
$161,451- 288,350       43.77       7.11   8.00   8.89    9.78  10.67  11.56
Over $288,350           47.08       7.56   8.50   9.45   10.39  11.34  12.28

                                               SINGLE RETURN

$      0-   8,000       20.97%      5.06%  5.69%  6.33%   6.96%  7.59%  8.22%
$  8,001-  11,000       21.39       5.09   5.72   6.36    7.00   7.63   8.27
$ 11,001-  12,000       22.03       5.13   5.77   6.41    7.05   7.70   8.34
$ 12,001-  13,000       22.58       5.17   5.81   6.46    7.10   7.75   8.40
$ 13,001-  20,000       23.13       5.20   5.85   6.50    7.15   7.81   8.46
$ 20,001-  25,000       23.94       5.26   5.92   6.57    7.23   7.89   8.55
$ 25,001-  26,250       24.03       5.27   5.92   6.58    7.24   7.90   8.56
$ 26,251-  63,550       35.65       6.22   6.99   7.77    8.55   9.32  10.10
$ 63,551- 128,950       38.33       6.49   7.30   8.11    8.92   9.73  10.54
$128,951- 132,600       39.17       6.58   7.40   8.22    9.04   9.86  10.68
$132,601- 288,350       43.77       7.11   8.00   8.89    9.78  10.67  11.56
Over $288,350           47.08       7.56   8.50   9.45   10.39  11.34  12.28

--------
Note: This table reflects the following:
  1 Taxable income, as reflected in the above table, equals Federal adjusted gross income (AGI), less personal exemptions and itemized deductions (including the deduction for state income tax). However, certain itemized deductions are reduced by the lesser of (i) three percent of the amount of the taxpayer's AGI over $128,950, or (ii) 80 percent of the amount of such itemized deductions otherwise allowable. The effect of the three percent phase out on all itemized deductions and not just those deductions subject to the phase out is reflected above in the combined Federal and state tax rates through the use of higher effective Federal tax rates. In addition, the effect of the 80 percent cap on overall itemized deductions is not reflected on this table. Federal income tax rules also provide that personal exemptions are phased out at a rate of two effective Federal tax rates. Federal income tax rules also provide that personal exemptions are phased out at a rate of two percent for each $2,500 (or fraction thereof) of AIG in excess of $193,400 for married taxpayers filing a joint tax return and $128,950 for single taxpayers. The effect of the phase out of personal exemptions is not reflected in the above table.
  2 Interest earned on municipal obligations may be subject to the federal alternative minimum tax. The effect of this provision is not incorporated into the table.
  3 The taxable equivalent yield table does not incorporate the effect of graduated rate structures in determining yields. Instead, the tax rates used are the highest rates applicable to the income levels indicated within each bracket.
  4 Interest earned on all municipal obligations may cause certain investors to be subject to tax on a portion of their Social Security and/or railroad retirement benefits. The effect of this provision is not included in the above table.

                                         TAX EXEMPT SECURITIES TRUST
  ----------------------------------------------------------------

                      17,000 Units   Dated August 29, 2000

                                   PROSPECTUS

This Prospectus does not contain all of the information with respect to the Trust set forth in its registration statements filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 (file nos. 333-44076, 333-37424, 333-40900, 333-35010, and 333-40896) and the
Investment Company Act of 1940 (file no. 811-2560), and to which reference is hereby made. Information may be reviewed and copied at the Commission's Public Reference Room, and information on the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies may be obtained from the SEC by:
  . electronic request (after paying a duplicating fee) at the following E-
    mail address: publicinfo@sec.gov
  . visiting the SEC internet address: http://www.sec.gov.
  . writing: Public Reference Section of the Commission, 450 Fifth Street,
    N.W., Washington, D.C. 20549-6009
--------------------------------------------------------------------------------

                   Index                              Sponsor:


                                                      Salomon Smith Barney
                                                      Inc.
     Investment Summary                    A-2        7 World Trade Center
     Summary of Essential Information      A-9        40th Floor
     Portfolio Summary as of Date of                  New York, New York 10048
      Deposit                             A-12        (212) 816-6000
     Independent Auditors' Report         A-15
     Statements of Financial Condition    A-16
     Portfolio                            A-18
     Notes to Portfolios of Securities    A-30
     Tax Exempt Securities Trust           B-1
     Risk Factors                          B-2
     Taxes                                 B-8
     Expenses and Charges                 B-12
     Public Offering                      B-13
     Rights of Holders                    B-17
     Sponsor                              B-20
     Trustee                              B-21
     Evaluator                            B-22
     Amendment and Termination of the
      Trust Agreement                     B-23
     Miscellaneous                        B-23
     Bond Ratings                         B-23
     Federal Tax Free vs. Taxable Income  B-26
     The State Trusts                      C-1
     Tax Free vs. Taxable Income          C-27

                                                      Trustee:

                                                      The Chase Manhattan Bank
                                                      4 New York Plaza
                                                      New York, New York 10004
                                                      (800) 354-6565

                                                      -------------------------

                                                      This Prospectus does not
                                                      constitute an offer to
                                                      sell, or a solicitation
                                                      of an offer to buy,
                                                      securities in any state
                                                      to any person to whom it
                                                      is not lawful to make
                                                      such offer in such
                                                      state.

--------------------------------------------------------------------------------

                             SalomonSmithBarney
                             ----------------------------
                             A member of citigroup [LOGO]
--------------------------------------------------------------------------------
No person is authorized to give any information or to make any representations with respect to this Trust, not contained in this Prospectus and you should not rely on any other information. The Trust is registered as a unit investment that under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units have been guaranteed, sponsored, recommended or approved by the United States or any other state or any agency or office thereof.
--------------------------------------------------------------------------------
Salomon Smith Barney is the service mark used by Salomon Smith Barney Inc.